UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

The Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: 06/30

Date of reporting period: 12/31/2006

Item 1.	Reports to Stockholders.

THE HIRTLE CALLAGHAN TRUST	Semi-Annual Report

December 31, 2006

We are pleased to present the December 31, 2006 Semi-Annual Report for The Hirtle Callaghan Trust (the “Trust”).

The Trust, a diversified open-end management investment company, was organized by Hirtle Callaghan & Co., Inc. to enhance Hirtle Callaghan’s ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of nine separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”), selected by, and under the general supervision of, the Trust’s Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Portfolios

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income II Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

THE HIRTLE CALLAGHAN TRUST	Semi-Annual Report

December 31, 2006

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments — December 31, 2006 (Unaudited)

Shares		Value
	Common Stocks — 98.44%
	Institutional Capital Corp. — 77.25%
	Banking — 7.87%
666,200	BankAmerica Corp.	$35,568,417
339,950	Wachovia Corp. (a)	19,360,153
668,600	Wells Fargo & Co.	23,775,416

		78,703,986

	Beverages — 2.33%
372,000	Pepsico, Inc.	23,268,600

	Chemicals — 0.91%
257,950	Imperial Chemical Industries PLC – ADR (a)	9,139,169

	Computer Systems — 2.86%
373,900	Hewlett Packard Co.	15,400,941
135,450	International Business Machines Corp.	13,158,968

		28,559,909

	Conglomerates — 7.14%
315,600	Altria Group, Inc. (a)	27,084,792
737,900	General Electric Co.	27,457,258
191,850	Temple-Inland, Inc. (a)	8,830,856
85,500	Textron, Inc. (a)	8,017,335

		71,390,241

	Diversified — 2.27%
502,200	Honeywell International, Inc.	22,719,528

	Electronic Components & Instruments — 0.80%
230,700	Agilent Technologies, Inc. (b)	8,039,895

	Financial Services — 8.20%
681,364	Citigroup, Inc.	37,951,974
539,700	J.P. Morgan Chase & Co.	26,067,510
220,572	Morgan Stanley	17,961,178

		81,980,662

	Hotels & Motels — 1.03%
408,250	Intercontinental Hotels Group PLC – ADR (a)	10,308,313

	Insurance — 4.58%
392,350	American International Group, Inc.	28,115,801
329,466	The St. Paul Travelers Cos., Inc.	17,689,030

		45,804,831

	Media — 1.43%
347,750	Viacom, Inc. Class – B (b)	14,268,183

	Medical Products — 1.95%
419,900	Baxter International, Inc.	19,479,161

	Metals — 1.32%
62,300	Rio Tinto PLC – ADR (a)	13,238,127

	Oil & Gas — 10.61%
407,850	Exxon Mobil Corp.	31,253,545
337,579	Halliburton Co.	10,481,828

Shares		Value
	Oil & Gas (continued)
271,550	Hess Corp. (a)	$13,460,734
390,500	Occidental Petroleum Corp.	19,068,114
325,800	Total SA – ADR	23,431,535
178,250	XTO Energy, Inc.	8,386,663

		106,082,419

	Paper Products — 1.22%
356,400	International Paper Co. (a)	12,153,240

	Pharmaceuticals — 4.76%
444,500	Bristol-Myers Squibb Co. (a)	11,699,240
214,939	Eli Lilly & Co. (a)	11,198,322
429,200	Novartis AG – ADR	24,653,248

		47,550,810

	Railroads — 2.26%
303,350	CSX Corp.	10,444,341
240,850	Norfolk Southern Corp.	12,112,346

		22,556,687

	Restaurants — 2.83%
638,950	McDonald’s Corp.	28,324,654

	Retail — 4.38%
332,300	CVS Corp.	10,271,393
214,200	Target Corp.	12,220,110
460,750	Wal-Mart Stores, Inc.	21,277,435

		43,768,938

	Telecommunications — 5.34%
590,950	BellSouth Corp.	27,839,654
750,650	Motorola, Inc.	15,433,364
535,050	Sprint Nextel Corp.	10,107,095

		53,380,113

	Utilities — 3.16%
249,500	Dominion Resources, Inc. (a)	20,918,080
115,450	Entergy Corp. (a)	10,658,344

		31,576,424

		772,293,890

	JS Asset Management — 5.56%
	Airlines & Services — 0.24%
19,230	AMR Corp. (b)	581,323
41,080	UAL Corp. (b)	1,807,520

		2,388,843

	Automobile Production — 0.06%
80,200	Ford Motor Co.	602,302

	Business Services — 0.13%
159,530	BearingPoint, Inc. (b)	1,255,501

	Computer Software & Services — 0.12%
46,300	Dell, Inc. (b)	1,161,667

	Conglomerates — 0.11%
29,890	General Electric Co.	1,112,207

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares		Value
	Common Stocks (continued)
	JS Asset Management (continued)
	Electric Utility — 0.42%
40,100	Mirant Corp. (b)	$1,265,957
205,960	Reliant Energy, Inc. (b)	2,926,692

		4,192,649

	Electronic Components & Instruments — 0.21%
34,930	Avnet, Inc. (b)	891,763
340,300	Sanmina-SCI Corp. (b)	1,174,035

		2,065,798

	Financial Services — 1.91%
42,750	Citigroup, Inc.	2,381,175
83,000	Countrywide Financial Corp.	3,523,350
60,380	Fannie Mae	3,585,968
49,260	Freddie Mac	3,344,754
36,930	JPMorgan Chase & Co.	1,783,719
13,950	MGIC Investment Corp.	872,433
79,000	Washington Mutual, Inc.	3,593,709

		19,085,108

	Food – Retail — 0.06%
17,830	Safeway, Inc.	616,205

	Food Processing — 0.17%
104,600	Tyson Foods, Inc., Class – A	1,720,670

	Health Care — 0.18%
259,150	Tenet Healthcare Corp. (b)	1,806,276

	Homebuilding/Development — 0.16%
61,400	D.R. Horton, Inc.	1,626,486

	Insurance — 0.15%
42,800	Genworth Financial, Inc., Class – A	1,464,188

	Manufacturing — 0.45%
127,246	AU Optronics Corp. – ADR	1,757,267
91,140	Tyco International Ltd.	2,770,656

		4,527,923

	Oil & Gas — 0.03%
19,300	Aegean Marine Petroleum Network, Inc. (b)	316,520

	Paper Products — 0.19%
725,210	Abitibi-Consolidated, Inc.	1,856,538

	Pharmaceuticals — 0.25%
54,760	Sanofi-Aventis – ADR	2,528,269

	Retail — 0.10%
25,960	Federated Department Stores, Inc.	989,855

	Telecommunications — 0.62%
200,350	Alcatel, SA – ADR	2,848,976
6,500	Embarq Corp.	341,640
43,883	Nortel Networks Corp. (b)	1,172,993

Shares		Value
	Telecommunications (continued)
99,050	Sprint Nextel Corp.	$1,871,055

		6,234,664

		55,551,669

	State Street Global Advisors — 15.63%
	Aerospace/Defense — 0.06%
500	Alliant Techsystems, Inc. (b)	39,095
700	Armor Holdings, Inc. (b)	38,395
600	DRS Technologies	31,608
200	Goodrich Corp.	9,110
7,040	Northrop Grumman Corp.	476,608
200	Spirit Aerosystems Holdings, Inc., Class – A (b)	6,694

		601,510

	Airlines & Services — 0.03%
1,100	AMR Corp. (b)	33,253
7,689	Southwest Airlines Co.	117,795
2,400	UAL Corp. (b)	105,600

		256,648

	Auction House — 0.01%
1,851	Adesa, Inc.	51,365

	Auto Parts — 0.05%
1,812	Autoliv, Inc.	109,264
1,200	BorgWarner, Inc.	70,824
300	Gentex Corp.	4,668
3,767	Genuine Parts Co.	178,669
2,237	Paccar, Inc.	145,181
1,000	TRW Automotive Holdings Corp. (b)	25,870

		534,476

	Automobile Production — 0.06%
39,821	Ford Motor Co.	299,056
10,391	General Motors Corp., Class – H	319,211

		618,267

	Banking — 1.90%
3,200	American Capital Strategies	148,032
2,885	Associated Banc-Corp.	100,629
2,051	Astoria Financial Corp.	61,858
1,800	BanCorpSouth, Inc.	48,276
101,049	Bank of America Corp.	5,395,005
415	Bank of Hawaii Corp.	22,389
15,861	Bank of New York Co., Inc.	624,448
12,189	BB&T Corp.	535,463
524	BOK Financial Corp.	28,810
7,890	Capital One Financial Corp.	606,110
400	Capitol Federal Financial	15,368
4,400	CIT Group, Inc.	245,388
884	City National Corp.	62,941
3,555	Colonial BankGroup, Inc.	91,506
3,587	Comerica, Inc.	210,485

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares		Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Banking (continued)
1,500	Commerce Bancshares, Inc.	$72,613
2,872	Compass Bancshares, Inc.	171,315
766	Cullen/Frost Bankers, Inc.	42,758
100	East-West BanCorp, Inc.	3,542
10,600	Fifth Third BanCorp	433,858
100	First Citizens BancShares, Class A	20,264
3,971	Fulton Financial Corp.	66,316
6,600	Hudson City BanCorp, Inc.	91,608
5,600	Huntington Bancshares, Inc.	133,000
2,031	Janus Capital Group, Inc.	43,849
2,700	Jefferies Group, Inc.	72,414
8,900	KeyCorp	338,467
1,636	M & T Bank Corp.	199,854
5,548	Marshall & Ilsley Corp.	266,914
1,025	Mellon Financial Corp.	43,204
2,700	Mercantile Bankshares Corp.	126,333
13,147	National City Corp.	480,654
257	Northern Trust Corp.	15,597
6,577	PNC Bank Corp.	486,961
6,110	Popular, Inc.	109,675
2,200	Sky Financial Group, Inc.	62,788
8,847	Sovereign BanCorp, Inc.	224,625
8,097	SunTrust Banks, Inc.	683,792
3,400	Synovus Financial Corp.	104,822
1,814	TCF Financial Corp.	49,740
2,345	TD Banknorth, Inc.	75,697
39,449	U.S. BanCorp	1,427,659
1,203	UnionBanCal Corp.	73,684
2,545	Valley National BanCorp	67,468
38,294	Wachovia Corp.	2,180,843
2,060	Washington Federal, Inc.	48,472
1,200	Webster Financial Corp.	58,464
63,098	Wells Fargo & Co.	2,243,764
1,450	Whitney Holding Corp.	47,299
1,541	Wilmington Trust Corp.	64,984
2,360	Zions BanCorp.	194,558

		19,024,563

	Beverages — 0.14%
6,100	Anheuser-Busch Cos., Inc.	300,120
15,244	Coca-Cola Enterprises, Inc.	735,523
6,800	Coca-Cola Enterprises, Inc.	138,856
3,460	Constellation Brands, Inc., Class – A (b)	100,409
1,120	Molson Coors Brewing Co., Class – B	85,613
1,207	PepsiAmericas, Inc.	25,323
1,500	Pepsi Bottling Group, Inc.	46,365

		1,432,209

Shares		Value
	Biotechnology — 0.03%
3,900	Biogen Idec, Inc. (b)	$191,841
1,100	Charles River Laboratories International, Inc. (b)	47,575
3,102	Millennium Pharmaceuticals (b)	33,812

		273,228

	Broadcasting — 0.08%
2,500	Cablevision Systems Corp.	71,200
11,253	Clear Channel Communications, Inc.	399,931
4,284	Discovery Holding Co., Class – A (b)	68,930
600	Hearst-Argyle Television, Inc.	15,300
5,618	Liberty Global, Inc., Class – A (b)	163,765
1,540	Univision Communications, Inc., Class – A (b)	54,547

		773,673

	Business Services — 0.05%
300	Equifax, Inc.	12,180
300	Fair Isaac Corp.	12,195
3,734	Fidelity National Information Services, Inc.	149,696
2,300	Hewitt Associates, Inc. (b)	59,225
1,300	IMS Health, Inc.	35,724
1	Live Nation, Inc. (b)	14
247	Manpower, Inc.	18,508
2,900	Sabre Holdings Corp.	92,481
4,600	ServiceMaster Co.	60,306
200	The Brink’s Co.	12,784

		453,113

	Cable — 0.09%
21,296	Comcast Corp., Class – A (b)	901,460

	Casinos/Gaming — 0.01%
1,083	Harrah’s Entertainment, Inc.	89,586

	Chemicals — 0.26%
4,421	Air Products & Chemicals, Inc.	310,708
100	Airgas, Inc.	4,052
900	Albemarle Corp.	64,620
1,452	Ashland, Inc.	100,449
895	Cabot Corp.	38,995
600	Celanese Corp., Series – A	15,528
5,500	Chemtura Corp.	52,965
900	Cytec Industries, Inc.	50,859
21,249	Dow Chemical Co.	848,686
3,979	E.I. Du Pont De Nemours & Co.	193,817
1,786	Eastman Chemical Co.	105,928
900	FMC Corp.	68,895
400	Huntsman Corp. (b)	7,588
700	International Flavors & Fragrance, Inc.	34,412
200	KBR, Inc. (b)	5,232
1,419	Lubrizol Corp.	71,134

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares		Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Chemicals (continued)
3,192	PPG Industries, Inc.	$204,958
3,082	Rohm & Haas Co.	157,552
1,000	Sherwin-Williams Co.	63,580
875	Sigma-Aldrich Corp.	68,005
3,200	The Mosaic Co. (b)	68,352
2,232	Valspar Corp.	61,692
300	Westlake Chemical Corp.	9,414

		2,607,421

	Clothing/Apparel — 0.05%
5,600	Gap, Inc.	109,200
1,019	Hanesbrands Inc. (b)	24,069
2,500	Jones Apparel Group, Inc.	83,575
2,392	Liz Claiborne, Inc.	103,956
1,900	VF Corp.	155,952

		476,752

	Computer Software & Services — 0.13%
1,400	Affiliated Computer Services, Inc., Class – A (b)	68,376
800	Applera Corp.	29,352
7,800	CA, Inc.	176,670
1,000	Cadence Design Systems, Inc. (b)	17,910
361	Ceridian Corp. (b)	10,101
3,857	Computer Sciences Corp. (b)	205,848
7,610	Compuware Corp. (b)	63,391
4,925	Electronic Data Systems Corp.	135,684
5,800	EMC Corp. (b)	76,560
2,500	Integrated Device Technology, Inc. (b)	38,700
300	McAfee, Inc. (b)	8,514
3,194	NCR Corp. (b)	136,575
7,200	Novell, Inc. (b)	44,640
11,670	Symantec Corp. (b)	243,320
900	Symbol Technologies, Inc.	13,446
7,969	Unisys Corp. (b)	62,477
300	Verisign, Inc. (b)	7,215

		1,338,779

	Computer Systems — 0.18%
24,415	Hewlett Packard Co.	1,005,654
3,200	Ingram Micro, Inc. (b)	65,312
3,093	International Business Machines Corp.	300,485
500	Lexmark International Group, Inc. (b)	36,600
71,000	Sun Microsystems, Inc. (b)	384,820
1,221	Tech Data Corp. (b)	46,239

		1,839,110

	Conglomerates — 0.82%
25,250	Altria Group, Inc.	2,166,955
500	Dover Corp.	24,510

Shares		Value
	Conglomerates — 0.82%
2,100	Fortune Brands, Inc.	$179,319
118,312	General Electric Co.	4,402,389
1,700	Hawaiian Electric Industries, Inc.	46,155
10,057	Honeywell International, Inc.	454,979
2,357	IAC/Interactive Corp. (b)	87,586
1,402	ITT Industries, Inc.	79,662
1,410	Pentair, Inc.	44,274
5,179	Raytheon Co.	273,451
1,367	SPX Corp.	83,606
949	Teleflex, Inc.	61,267
2,408	Temple-Inland, Inc.	110,840
197	Textron, Inc.	18,473
1,900	United Technologies Corp.	118,788
500	W.W. Grainger, Inc.	34,970

		8,187,224

	Construction Materials & Supplies — 0.03%
100	Carlisle Cos., Inc.	7,850
2,300	Louisiana-Pacific Corp.	49,519
3,605	Masco Corp.	107,682
2,488	RPM International, Inc.	51,974
1,736	Timken Co.	50,656
1,500	United Rentals, Inc. (b)	38,145

		305,826

	Consumer Products & Services — 0.02%
600	Jarden Corp. (b)	20,874
8,500	Mattel, Inc.	192,610
300	The Scotts Co.	15,495

		228,979

	Containers & Packaging — 0.02%
2,272	Bemis Co., Inc.	77,203
1,100	Sealed Air Corp.	71,412
2,154	Sonoco Products Co.	81,981

		230,596

	Correctional Services & Facilities — 0.00%
450	Corrections Corp. of America (b)	20,354

	Education Services — 0.00%
100	Laureate Education, Inc. (b)	4,863

	Electronic Components & Instruments — 0.22%
2,400	American Power Conversion Corp.	73,416
2,260	Arrow Electronics, Inc. (b)	71,303
9,800	Atmel Corp. (b)	59,290
1,438	Avnet, Inc. (b)	36,712
420	AVX Corp.	6,212
100	Beckman Coulter, Inc.	5,980
329	Diebold, Inc.	15,331
3,300	Eaton Corp.	247,962
1,106	Emerson Electric Co.	48,741
251	Energizer Holdings, Inc. (b)	17,818
8,974	General Dynamics Corp.	667,217

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares		Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Electronic Components & Instruments (continued)
946	Hubbell, Inc., Class – B	$42,769
700	International Rectifier Corp. (b)	26,971
1,700	Intersil Holding Corp.	40,664
1,842	Johnson Controls, Inc.	158,265
9,000	Micron Technology, Inc. (b)	125,640
1,486	Parker-Hannifin Corp.	114,244
1,300	PerkinElmer, Inc.	28,899
6,200	Sanmina-SCI Corp. (b)	21,390
10,600	Solectron Corp. (b)	34,132
800	Spansion, Inc., Class – A (b)	11,888
2,800	Synopsys, Inc. (b)	74,844
530	Tektronix, Inc.	15,460
800	Teradyne, Inc. (b)	11,968
4,800	Thermo Electron Corp. (b)	217,392
2,755	Vishay Intertechnology, Inc. (b)	37,303

		2,211,811

	Entertainment — 0.10%
29,425	The Walt Disney Co.	1,008,395
1,100	Warner Music Group Corp.	25,245

		1,033,640

	Financial Services — 2.15%
1,720	A.G. Edwards, Inc.	108,859
3,030	Allied Capital Corp.	99,020
2,110	Ambac Financial Group, Inc.	187,938
1,908	Americredit Corp. (b)	48,024
4,800	Ameriprise Financial, Inc.	261,600
2,700	Bear Stearns Cos., Inc.	439,506
632	CapitalSource, Inc.	17,260
110,085	Citigroup, Inc.	6,131,734
3,100	Convergys Corp. (b)	73,718
13,454	Countrywide Credit Industries, Inc.	571,122
700	E*TRADE Group, Inc. (b)	15,694
21,400	Fannie Mae	1,270,946
2,800	First Horizon National Corp.	116,984
7,637	Freddie Mac	518,552
2,036	Goldman Sachs Group, Inc.	405,877
6,719	Hartford Financial Services Group, Inc.	626,950
1,194	IndyMac Mortgage Holdings, Inc.	53,921
2,685	iStar Financial, Inc.	128,397
76,940	J.P. Morgan Chase & Co.	3,716,201
1,200	Legg Mason, Inc.	114,060
10,326	Lehman Brothers Holdings, Inc.	806,667
16,695	Merrill Lynch & Co., Inc.	1,554,305
1,824	MGIC Investment Corp.	114,073
21,186	Morgan Stanley	1,725,176
1,000	Nationwide Financial Services, Inc.	54,200
1,000	New Century Financial Corp.	31,590
6,449	New York Community BanCorp	103,829

Shares		Value
	Financial Services (continued)
100	Nymex Holdings, Inc. (b)	$12,401
1,700	NYSE Group, Inc. (b)	165,240
5,697	Principal Financial Group	334,414
1,987	Raymond James Financial, Inc.	60,226
16,233	Regions Financial Corp.	607,114
1,600	South Financial Group, Inc.	42,544
100	Student Loan Corp.	20,730
21,261	Washington Mutual, Inc.	967,163

		21,506,035

	Food – Retail — 0.08%
13,952	Kroger Co.	321,873
9,900	Safeway, Inc.	342,143
4,549	Supervalu, Inc.	162,627

		826,643

	Food Processing — 0.23%
14,445	Archer-Daniels-Midland Co.	461,662
2,281	Campbell Soup Co.	88,708
11,591	ConAgra Foods, Inc.	312,957
1,700	Corn Products International, Inc.	58,718
2,950	Dean Foods Co. (b)	124,726
4,300	Del Monte Foods Co.	47,429
6,999	General Mills, Inc.	403,142
3,237	H.J. Heinz Co.	145,697
1,609	Hormel Foods Corp.	60,080
1,200	J.M. Smucker Co.	58,164
1,500	Kellogg Co.	75,090
4,628	Kraft Foods, Inc.	165,220
548	McCormick & Co., Inc.	21,131
8,155	Sara Lee Corp.	138,880
2,274	Smithfield Foods, Inc. (b)	58,351
500	The Hershey Co.	24,900
4,918	Tyson Foods, Inc., Class – A	80,901

		2,325,756

	Funeral Services — 0.01%
6,340	Service Corp. International	64,985

	Furniture & Fixtures — 0.02%
827	Hillenbrand Industry, Inc.	47,081
1,840	Leggett & Platt, Inc.	43,976
1,072	Mohawk Industries, Inc. (b)	80,250

		171,307

	Health Care — 0.12%
900	Community Health Systems, Inc. (b)	32,868
4,100	Health Management Associates, Inc., Class – A	86,551
200	Health Net, Inc. (b)	9,732
2,040	McKesson Corp.	103,428
2,526	Medco Health Solutions, Inc. (b)	134,989
1,376	Omnicare, Inc.	53,155
3,400	Tenet Healthcare Corp. (b)	23,698
1,625	Triad Hospitals, Inc. (b)	67,974

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares		Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Health Care (continued)
800	Universal Health Services, Inc.	$44,344
7,619	WellPoint, Inc. (b)	599,539

		1,156,278

	Homebuilding/Development — 0.05%
500	Beazer Homes USA, Inc.	23,505
1,500	Centex Corp.	84,405
3,272	D. R. Horton, Inc.	86,675
900	KB Home	46,152
1,848	Lennar Corp.	96,947
469	MDC Holdings, Inc.	26,756
2,468	Pulte Homes, Inc.	81,740
800	Standard Pacific Corp.	21,432
2,400	Toll Brothers, Inc. (b)	77,352

		544,964

	Hotel/Gaming — 0.01%
797	Starwood Hotels & Resorts Worldwide	49,813

	Hotels & Motels — 0.01%
3,912	Wyndham Worldwide Corp. (b)	125,262

	Household Products & Appliances — 0.42%
1,418	Alberto-Culver Co.	30,416
3,387	Clorox Co.	217,276
1,200	Colgate-Palmolive Co.	78,288
2,430	Newell Rubbermaid, Inc.	70,349
57,600	Procter & Gamble Co.	3,701,952
1,418	Sally Beauty Holdings, Inc. (b)	11,060
1,590	Whirlpool Corp.	132,002

		4,241,343

	Insurance — 1.10%
5,764	Aetna, Inc.	248,890
118	Alleghany Corp. (b)	42,905
13,985	Allstate Corp.	910,563
1,814	American Financial Group, Inc.	65,123
42,325	American International Group, Inc.	3,033,009
300	American National Insurance Co.	34,233
7,083	Aon Corp.	250,313
1,500	Arthur J. Gallagher & Co.	44,325
2,900	Assurant, Inc.	160,225
9,250	Chubb Corp.	489,418
2,263	Cigna Corp.	297,743
3,517	Cincinnati Financial Corp.	159,355
500	CNA Financial Corp. (b)	20,160
3,200	Conseco, Inc. (b)	63,936
1,100	Erie Indemnity, Inc.	63,778
4,789	Fidelity National Title Group, Inc., Class – A	114,361
2,000	First American Financial Corp.	81,360

Shares		Value
	Insurance (continued)
700	Hanover Insurance Group, Inc.	$34,160
1,206	HCC Insurance Holdings, Inc.	38,701
3,498	Leucadia National Corp.	98,644
6,241	Lincoln National Corp.	414,402
9,788	Loews Corp.	405,908
204	Markel Corp. (b)	97,940
12,200	Marsh & McLennan Cos., Inc.	374,052
2,956	MBIA, Inc.	215,965
600	Mercury General Corp.	31,638
10,231	MetLife, Inc.	603,731
5,035	Old Republic International Corp.	117,215
300	Philadelphia Consolidated Holding Corp. (b)	13,368
1,766	PMI Group, Inc.	83,302
12,620	Progressive Corp.	305,656
1,631	Protective Life Corp.	77,473
1,880	Radian Group, Inc.	101,351
600	Reinsurance Group of America, Inc.	33,420
2,700	SAFECO Corp.	168,885
15,411	St. Paul Cos., Inc.	827,417
1,200	StanCorp Financial Group, Inc.	54,060
2,270	Torchmark Corp.	144,735
427	Transatlantic Holdings, Inc.	26,517
1,069	Unitrin, Inc.	53,568
7,695	UnumProvident Corp.	159,902
1,655	W.R. Berkley	57,114
10,100	Wentworth Financial, Inc., Class – A	345,521
47	Wesco Financial Corp.	21,620

		10,985,962

	Machinery, Tools & Engineering — 0.11%
1,900	AGCO Corp. (b)	58,786
100	Black & Decker Corp.	7,997
1,200	Crane Co.	43,968
200	Cummins, Inc.	23,636
5,234	Deere & Co.	497,597
1,100	Flowserve Corp. (b)	55,517
900	Kennametal, Inc.	52,965
1,700	Novellus Systems (b)	58,514
2,260	Pall Corp.	78,083
1,800	Shaw Group, Inc. (b)	60,300
1,021	Snap-On, Inc.	48,640
600	Stanley Works	30,174
1,200	Terex Corp. (b)	77,496

		1,093,673

	Manufacturing — 0.01%
1,200	Lennox International	36,732
1,100	URS Corp. (b)	47,135
1,000	USG Corp. (b)	54,800

		138,667

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares		Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Media — 0.30%
14,947	CBS Corp., Class – B	$466,047
3,102	Liberty Media Capital Corp. – Capital (b)	303,934
3,311	Liberty Media Holding Corp. – Interactive (b)	71,418
16,428	News Corp., Class – A	352,873
82,002	Time Warner, Inc.	1,786,005

		2,980,277

	Medical Equipment & Supplies — 0.01%
977	Bausch & Lomb, Inc.	50,863
600	Invitrogen Corp. (b)	33,954
500	The Cooper Cos., Inc.	22,250

		107,067

	Metals — 0.18%
11,538	Alcoa, Inc.	346,255
2,700	Commercial Metals Co.	69,660
2,000	Freeport-McMoran Copper & Gold, Inc., Class – B	111,460
500	Newmont Mining Corp.	22,575
6,800	Nucor Corp.	371,688
4,500	Phelps Dodge Corp.	538,741
1,400	Reliance Steel & Aluminum Co.	55,132
160	Rowan Cos., Inc.	5,312
2,000	Steel Dynamics	64,900
2,752	United States Steel Corp.	201,281

		1,787,004

	Motion Pictures & Services — 0.00%
300	Dreamworks Animation SKG, Inc. (b)	8,847

	Office Equipment — 0.05%
2,070	Pitney Bowes, Inc.	95,613
210	Steelcase, Inc.	3,814
21,600	Xerox Corp. (b)	366,120

		465,547

	Oil & Gas — 2.34%
1,700	AGL Resources, Inc.	66,147
10,200	Anadarko Petroleum Corp.	443,904
7,290	Apache Corp.	484,858
1,900	Atmos Energy Corp.	60,629
1,100	Cabot Oil & Gas Corp.	66,715
9,200	Chesapeake Energy Corp.	267,260
49,074	ChevronTexaco Corp.	3,608,411
1,900	Cimarex Energy Co.	69,350
36,501	ConocoPhillips	2,626,247
9,716	Devon Energy Corp.	651,749
27,288	Duke Energy Corp.	906,234
1,700	Energen Corp.	79,798

Shares		Value
	Oil & Gas (continued)
3,000	EOG Resources, Inc.	$187,350
348	Equitable Resources, Inc.	14,529
126,375	Exxon Mobil Corp.	9,684,116
1,300	Forest Oil Corp. (b)	42,484
1,300	Frontier Oil Corp.	37,362
5,420	Hess Corp.	268,669
4,923	Lyondell Chemical Co.	125,881
8,012	Marathon Oil Corp.	741,110
3,891	MDU Resources Group, Inc.	99,765
4,100	Murphy Oil Corp.	208,485
287	National-Oilwell, Inc. (b)	17,559
2,878	Newfield Exploration Co. (b)	132,244
3,860	Noble Energy, Inc.	189,410
18,906	Occidental Petroleum Corp.	923,180
2,400	ONEOK, Inc.	103,488
2,700	Pioneer Natural Resources Co.	107,163
1,356	Pogo Producing Co.	65,685
670	Pride International, Inc. (b)	20,100
500	Seacor Holdings, Inc. (b)	49,570
2,280	Southern Union Co.	63,726
1,366	Sunoco, Inc.	85,184
1,500	Tesoro Corp.	98,655
2,400	UGI Corp.	65,472
13,618	Valero Energy Corp.	696,697
1,603	Vectren Corp.	45,333

		23,404,519

	Paper Products — 0.13%
10,084	International Paper Co.	343,864
4,313	Kimberly-Clark Corp.	293,068
3,993	MeadWestvaco Corp.	120,030
1,462	Rayonier, Inc.	60,015
5,800	Smurfit-Stone Container Corp. (b)	61,248
5,462	Weyerhaeuser Co.	385,891

		1,264,116

	Pharmaceuticals — 0.83%
6,700	Abbott Laboratories	326,357
3,414	AmerisourceBergen Corp.	153,493
23,443	Bristol-Myers Squibb Co.	617,020
700	Caremark Rx, Inc.	39,977
5,300	Eli Lilly & Co.	276,130
7,500	Johnson & Johnson, Inc.	495,150
5,200	King Pharmaceuticals, Inc. (b)	82,784
800	Lifepoint Hospitals, Inc. (b)	26,960
33,509	Merck & Co., Inc.	1,460,992
162,200	Pfizer, Inc.	4,200,981
2,378	Watson Pharmaceuticals, Inc. (b)	61,899
11,500	Wyeth	585,580

		8,327,323

	Photography/Imaging Technology — 0.02%
6,430	Eastman Kodak Co.	165,894

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares		Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Publishing & Printing — 0.10%
5,287	Gannett Co., Inc.	$319,651
3,327	Idearc, Inc. (b)	95,319
1,213	McClatchy Co., Class – A	52,523
2,838	New York Times Co., Class – A	69,134
1,500	R. H. Donnelley Corp.	94,095
4,822	R.R. Donnelley & Sons Co.	171,374
4,100	Tribune Co.	126,198
114	Washington Post Co., Class – B	84,998

		1,013,292

	Railroads — 0.07%
5,010	CSX Corp.	172,494
1,100	Kansas City Southern Industries, Inc. (b)	31,878
3,980	Norfolk Southern Corp.	200,154
100	Trinity Industries, Inc.	3,520
3,249	Union Pacific Corp.	298,973

		707,019

	Real Estate — 0.07%
2,001	AMB Property Corp.	117,279
4,883	Kimco Realty Corp.	219,490
4,103	Plum Creek Timber Co., Inc.	163,505
3,999	Realogy Corp. (b)	121,250
600	Ryland Group, Inc.	32,772

		654,296

	Real Estate Investment Trusts — 0.48%
4,252	Annaly Mortgage Management, Inc.	59,145
2,104	Apartment Investment & Management Co.	117,866
4,800	Archstone-Smith Trust	279,408
1,600	AvalonBay Communities, Inc.	208,080
2,566	Boston Properties, Inc.	287,084
2,100	Brandywine Realty Trust	69,825
1,158	BRE Properties, Class – A	75,293
1,300	Camden Property Trust	96,005
1,500	CBL & Associates Properties, Inc.	65,025
1,000	Colonial Properties Trust	46,880
1,516	Developers Diversified Realty Corp.	95,432
1,200	Douglas Emmett, Inc.	31,908
3,000	Duke Realty Corp.	122,700
8,130	Equity Office Properties Trust	391,621
6,371	Equity Residential Properties Trust	323,328
300	Essex Property Trust, Inc.	38,775
600	Federal Realty Investment Trust	51,000
1,799	General Growth Properties, Inc.	93,962
4,496	Health Care Property Investors, Inc.	165,543
1,600	Health Care REIT, Inc.	68,832
1,950	Hospitality Properties Trust	92,684
11,349	Host Marriott Corp.	278,618

Shares		Value
	Real Estate Investment Trusts (continued)
4,500	HRPT Properties Trust	$55,575
2,013	Liberty Property Trust	98,919
1,367	Mack-Cali Realty Corp.	69,717
2,303	New Plan Excel Realty Trust	63,286
5,441	ProLogis Trust	330,650
1,000	Public Storage, Inc.	97,500
1,900	Reckson Associates Realty Corp.	86,640
1,500	Regency Centers Corp.	117,255
2,217	Simon Property Group, Inc.	224,560
600	Taubman Centers, Inc.	30,516
2,400	Thornburg Mortgage, Inc.	60,312
1,000	Ventas, Inc.	42,320
2,900	Vornado Realty Trust	352,350
1,350	Weingarten Realty Investors	62,249

		4,750,863

	Recreation — 0.03%
1,763	Brunswick Corp.	56,240
4,357	Expedia, Inc. (b)	91,410
3,459	Hasbro, Inc.	94,257
700	International Speedway Corp.	35,728

		277,635

	Rental & Leasing — 0.00%
1,956	Avis Budget Group, Inc.	42,426
400	Hertz Global Holdings, Inc. (b)	6,956

		49,382

	Restaurants — 0.13%
27,084	McDonald’s Corp.	1,200,634
660	OSI Restaurant Partners, Inc.	25,872
1,582	Wendy’s International, Inc.	52,348

		1,278,854

	Retail — 0.18%
100	AnnTaylor Stores Corp. (b)	3,284
3,617	AutoNation, Inc. (b)	77,114
800	Barnes & Noble, Inc.	31,768
1,500	BJ’s Wholesale Club, Inc. (b)	46,665
327	Circuit City Stores, Inc.	6,206
3,253	Costco Wholesale Cos.	171,986
1,800	CVS Corp.	55,638
1,400	Dillards, Inc., Class – A	48,958
500	Dollar General Corp.	8,030
2,100	Dollar Tree Stores, Inc. (b)	63,210
1,600	Family Dollar Stores, Inc.	46,928
11,120	Federated Department Stores, Inc.	424,006
3,174	Foot Locker, Inc.	69,606
3,500	Home Depot, Inc.	140,560
1,604	Officemax, Inc.	79,639
700	RadioShack Corp.	11,746
11,300	Rite Aid Corp. (b)	61,472
3,071	Saks, Inc.	54,725
1,888	Sears Holding Corp. (b)	317,052

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares		Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Retail (continued)
1,300	Tiffany & Co.	$51,012
1,100	United Auto Group, Inc.	25,927

		1,795,532

	Semiconductors — 0.01%
300	Cree Research, Inc. (b)	5,196
300	Cypress Semiconductor Corp. (b)	5,061
1,300	Fairchild Semiconductor International (b)	21,853
1,000	KLA-Tencor Corp.	49,750
2,572	LSI Logic Corp. (b)	23,148
200	Rambus, Inc. (b)	3,786

		108,794

	Telecommunications — 1.08%
328	ADC Telecommunications, Inc. (b)	4,766
8,598	Alltel Corp.	520,007
86,050	AT&T, Inc.	3,076,287
9,700	Avaya, Inc. (b)	135,606
39,962	BellSouth Corp.	1,882,610
2,576	CenturyTel, Inc.	112,468
1,471	Ciena Corp. (b)	40,761
4,360	Citizens Communications Co.	62,653
900	Comverse Technology, Inc. (b)	18,999
500	Crown Castle International Corp. (b)	16,150
3,285	Embarq Corp.	172,660
5,900	Juniper Networks, Inc. (b)	111,746
2,500	L-3 Communications Holdings, Inc.	204,450
600	Leap Wireless International, Inc. (b)	35,682
11,900	Motorola, Inc.	244,664
6,418	NTL, Inc.	161,990
1,400	Quanta Services, Inc. (b)	27,538
34,800	Qwest Communications International, Inc. (b)	291,276
48,809	Sprint Nextel Corp.	922,002
1,126	Telephone & Data Systems, Inc.	61,176
10,089	Tellabs, Inc. (b)	103,513
157	U.S. Cellular Corp. (b)	10,926
64,553	Verizon Communications, Inc.	2,403,954
9,799	Windstream Corp.	139,342

		10,761,226

	Tobacco — 0.05%
2,100	Carolina Group	135,912
3,802	Reynolds American, Inc.	248,917
1,645	UST, Inc.	95,739

		480,568

	Transportation — 0.03%
900	Alexander & Baldwin, Inc.	39,906
500	GATX Corp.	21,665
1,700	Laidlaw International, Inc.	51,731

Shares		Value
	Transportation (continued)
700	Overseas Shipholding Group, Inc.	$39,410
1,387	Ryder Systems, Inc.	70,820
600	Swift Transportation Co., Inc. (b)	15,762
566	Tidewater, Inc.	27,372
1,200	YRC Worldwide, Inc. (b)	45,276

		311,942

	Utilities — 0.87%
2,671	Alliant Energy Corp.	100,884
4,590	Ameren Corp.	246,621
8,710	American Electric Power, Inc.	370,872
1,216	Aqua America, Inc.	27,700
6,947	Centerpoint Energy, Inc.	115,181
5,100	CMS Energy Corp. (b)	85,170
5,488	Consolidated Edison, Inc.	263,808
3,433	Constellation Energy Group, Inc.	236,431
3,967	Detroit Edison Co.	192,042
7,738	Dominion Resources, Inc.	648,754
2,042	DPL, Inc.	56,727
8,012	Dynegy, Inc. (b)	58,007
7,126	Edison International	324,090
1,015	El Paso Energy Corp.	15,509
3,233	Energy East Corp.	80,178
4,594	Entergy Corp.	424,118
2,250	Exelon Corp.	139,253
7,350	FirstEnergy Corp.	442,544
9,008	Florida Power & Light, Inc.	490,215
1,700	Great Plains Energy, Inc.	54,060
3,890	KeySpan Corp.	160,190
5,789	Mirant Corp. (b)	182,759
1,900	National Fuel Gas Co.	73,226
6,012	NiSource, Inc.	144,889
3,398	Northeast Utilities	95,688
1,900	NRG Energy, Inc. (b)	106,419
2,338	NSTAR	80,334
2,007	OGE Energy Corp.	80,280
4,183	Pepco Holdings, Inc.	108,800
7,700	PG&E Corp.	364,441
2,198	Pinnacle West Capital Corp.	111,307
8,516	PPL Corp.	305,213
5,670	Progress Energy, Inc.	278,284
2,700	Progress Energy, Inc. (b)(c)	0
5,549	Public Service Enterprise Group, Inc.	368,343
2,483	Puget Energy, Inc.	62,969
168	Questar Corp.	13,952
6,664	Reliant Resources, Inc. (b)	94,695
2,598	SCANA Corp.	105,531
5,717	Sempra Energy	319,980
4,800	Sierra Pacific Resources (b)	80,784
16,502	Southern Co.	608,264
4,600	Teco Energy, Inc.	79,258
3,211	Williams Cos., Inc.	83,871

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares or Principal Amount		Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Utilities (continued)
2,610	Wisconsin Energy Corp.	$123,871
1,000	WPS Resources Corp.	54,030
8,970	Xcel Energy, Inc.	206,848

		8,666,390

	Waste Disposal — 0.01%
5,340	Allied Waste Industries, Inc. (b)	65,629
157	Republic Services, Inc.	6,385
1,361	Waste Management, Inc.	50,044

		122,058

		156,214,586

	Total Common Stocks (cost $776,069,568)	984,060,145

	Securities Held as Collateral for Securities on Loan — 3.14%
31,376,824	State Street Navigator Securities Lending Prime Portfolio	31,376,824

	Total Securities Held as Collateral for Securities on Loan (cost $31,376,824)	31,376,824

	Commercial Paper — 0.49%
	Institutional Capital Corp. — 0.49%
	U.S Government Agency Discount Notes — .49%
4,900,000	Federal Home Loan Bank, 4.99%, 1/2/07*	4,899,347

	Total Commercial Paper (cost $4,899,347)	4,899,347

	Money Market Mutual Fund — 0.39%
	State Street Global Advisors — 0.39%
3,940,118	Alliance Money Market Fund Prime Portfolio, 5.27% (e)	3,940,118

	Total Money Market Investments (cost $3,940,188)	3,940,118

Shares or Principal Amount		Value
	Time Deposit — 0.35%
	Institutional Capital Corp. — 0.06%
571,894	Eurodollar Time Deposit, 4.50%, 1/3/07	$571,894

	JS Asset Management — 0.29%
2,925,446	Eurodollar Time Deposit, 4.50%, 1/3/07	2,925,446

	Total Time Deposit (cost $3,497,340)	3,497,340

	Treasury Bills — 0.04%
	State Street Global Advisors — 0.04%
405,000	U.S. Treasury Bills, 4.96%, 3/8/07 (d)*	401,508

	Total Treasury Bills (cost $401,414)	401,508

	Total Investments (cost $820,184,611) — 102.85%	1,028,175,282
	Liabilities in excess of other assets — (2.85)%	(28,465,599)

	Net Assets — 100.00%	$999,709,683

(a)	All or part of this security has been placed on loan as of December 31, 2006.

(b)	Represents non-income producing security.

(c)	Escrow Security

(d)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

(e)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2006.

*	Rate disclosed represents effective yield at purchase.

ADR — American Depositary Receipt

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2006 (Unaudited)

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain/(Loss)
34	S&P 500 E-mini Future	$2,428,280	March-07	$2,577
3	S&P 400 Midcap E-mini Future	243,390	March-07	(3,772)
3	Russell 1000 Future	1,163,400	March-07	2,759
3	Russell 1000 Value Future	1,234,125	March-07	8,834

	Total Unrealized Loss			$10,398

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 98.14%
	Sustainable Growth Advisers, L.P. — 23.08%
	Banking — 0.96%
206,000	State Street Corp.	$13,892,640

	Beverages – Non-Alcoholic — 0.72%
218,200	Coca-Cola Co.	10,528,150

	Biotechnology — 1.75%
183,500	Amgen, Inc. (a)	12,534,885
208,900	Genzyme Corp. (a)	12,864,062

		25,398,947

	Communications Equipment — 0.85%
326,100	Qualcomm, Inc.	12,323,319

	Computer Hardware — 0.51%
292,800	Dell, Inc. (a)	7,346,352

	Consumer Products — 0.93%
206,400	Colgate-Palmolive Co.	13,465,536

	Data Processing & Reproduction — 1.39%
410,300	Automatic Data Processing, Inc.	20,207,275

	E-Commerce — 0.79%
384,100	eBay, Inc. (a)	11,549,887

	Food & Beverages — 2.48%
267,200	PepsiCo, Inc.	16,713,360
361,500	Starbucks Corp. (a)	12,804,330
139,000	Whole Foods Market, Inc.	6,523,270

		36,040,960

	Food Products – Distribution — 0.94%
370,500	Sysco Corp.	13,619,580

	Household Products — 0.94%
213,800	Procter & Gamble Co.	13,740,926

	Industrial Conglomerates — 1.23%
479,500	General Electric Co.	17,842,195

	Insurance — 0.75%
152,500	American International Group, Inc.	10,928,150

	Medical Products — 0.48%
207,900	Medtronic, Inc.	11,124,729
188,400	Stryker Corp.	10,382,724

		21,507,453

	Pharmaceuticals — 0.56%
146,200	Johnson & Johnson	9,652,124
421,100	Teva Pharmaceutical Industries Ltd. – ADR	13,087,788

		22,739,912

Shares	Security Description	Value
	Retail – Specialty — 2.90%
124,500	Costco Wholesale Corp.	$6,582,315
140,500	Home Depot, Inc.	5,642,480
322,000	Lowe’s Cos., Inc.	10,030,300
754,600	Staples, Inc.	20,147,820

		42,402,915

	Software — 2.22%
164,100	Electronic Arts, Inc. (a)	8,264,076
569,500	Microsoft Corp.	17,005,270
132,900	SAP AG – ADR	7,056,990

		32,326,336

	Transportation & Shipping — 0.68%
131,200	United Parcel Service, Inc., Class – B	9,837,376

		335,697,909

	Jennison Associates LLC — 35.78%
	Aerospace/Defense — 1.26%
128,200	Boeing Co.	11,389,288
110,400	United Technologies Corp.	6,902,208

		18,291,496

	Apparel — 1.35%
266,900	Coach, Inc. (a)	11,466,024
83,000	Nike, Inc., Class – B	8,219,490

		19,685,514

	Banking — 0.94%
225,600	UBS AG – ADR	13,610,448

	Biotechnology — 1.99%
38,200	Amgen, Inc. (a)	2,609,442
142,900	Genentech, Inc. (a)	11,593,477
227,600	Gilead Sciences, Inc. (a)	14,778,068

		28,980,987
	Casinos/Gaming — 0.16%
50,300	International Game Technology, Inc.	2,323,860

	Chemicals — 0.30%
82,700	Monsanto Co.	4,344,231

	Communications Equipment — 0.88%
338,500	Qualcomm, Inc.	12,791,915

	Computer Hardware — 1.99%
162,200	Apple Computer, Inc. (a)	13,761,048
146,400	Hewlett Packard Co.	6,030,216
72,200	Research In Motion Ltd. (a)	9,225,716

		29,016,980

	Computer Software — 0.26%
69,700	Infosys Technologies Ltd. – ADR (b)	3,802,832

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Consumer Finance — 0.70%
168,900	American Express Co.	$10,247,163

	Department Stores — 0.92%
138,600	Federated Department Stores, Inc.	5,284,818
141,900	Target Corp.	8,095,395

		13,380,213

	Electronic Components & Instruments — 0.30%
123,900	Agilent Technologies, Inc. (a)	4,317,915

	Electronic Forms — 1.13%
398,800	Adobe Systems, Inc. (a)	16,398,656

	Energy Equipment & Services — 0.38%
88,200	Schlumberger Ltd.	5,570,712

	Financial Services — 2.93%
531,000	Charles Schwab Corp.	10,269,540
47,400	Goldman Sachs Group, Inc.	9,449,190
39,400	InterContinental Exchange, Inc. (a)	4,251,260
101,800	Merrill Lynch & Co., Inc.	9,477,580
93,400	NYSE Group, Inc. (a)(b)	9,078,480

		42,526,050

	Food & Beverages — 1.79%
228,600	PepsiCo, Inc.	14,298,930
190,200	Starbucks Corp. (a)	6,736,884
106,900	Whole Foods Market, Inc.	5,016,817

		26,052,631

	Health Care Equipment & Supplies — 1.38%
101,400	Alcon, Inc.	11,333,478
238,900	St. Jude Medical, Inc. (a)	8,734,184

		20,067,662

	Health Care Providers & Services — 0.83%
153,700	Wellpoint, Inc. (a)	12,094,653

	Hotels/Motels — 0.64%
193,900	Marriott International, Inc., Class – A	9,252,908

	Household Products — 0.73%
165,862	Procter & Gamble Co.	10,659,951

	Industrial Conglomerates — 1.07%
418,000	General Electric Co.	15,553,780

	Insurance — 1.16%
174,100	American International Group, Inc.	12,476,006
33,000	CIGNA Corp.	4,341,810

		16,817,816

Shares	Security Description	Value
	Media — 1.67%
366,100	News Corp., Class – A	$7,863,828
480,600	The Walt Disney Co.	16,470,162

		24,333,990

	Medical Products — 0.08%
25,400	Baxter International, Inc.	1,178,306

	Networking Products — 1.17%
623,700	Cisco Systems, Inc. (a)	17,045,721

	Oil & Gas — 0.39%
117,100	Occidental Petroleum Corp.	5,717,993

	Pharmaceuticals — 3.16%
210,000	Abbott Laboratories	10,229,100
42,600	Caremark Rx, Inc.	2,432,886
180,600	Novartis AG – ADR	10,373,664
163,300	Roche Holdings AG – ADR	14,614,990
161,800	Wyeth	8,238,856

		45,889,496

	Restaurants — 0.07%
16,900	Chipotle Mexican Grill, Inc., Class – A (a)(b)	963,300

	Retail – Specialty — 0.48%
203,000	Lowe’s Cos., Inc.	6,323,450
21,200	Williams-Sonoma, Inc. (b)	666,528

		6,989,978

	Semiconductors — 1.11%
222,500	Broadcom Corp., Class – A (a)	7,188,975
467,500	Marvell Technology Group Ltd. (a)	8,971,325

		16,160,300

	Software — 2.23%
111,200	Electronic Arts, Inc. (a)	5,600,032
628,700	Microsoft Corp.	18,772,982
152,600	SAP AG – ADR	8,103,060

		32,476,074

	Telecommunications — 0.79%
216,400	Corning, Inc. (a)	4,048,844
208,000	Motorola, Inc.	4,276,480
50,200	NII Holdings, Inc. (a)(b)	3,234,888

		11,560,212

	Web Portals — 1.54%
48,700	Google, Inc., Class – A (a)	22,425,376

		520,529,119

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. — 39.28%
	Advertising — 0.20%
3,300	Clear Channel Outdoor Holdings, Inc. (a)	$92,103
34,506	Interpublic Group of Cos., Inc. (a)	422,353
6,516	Lamar Advertising Co. (a)	426,081
9,711	Monster Worldwide, Inc. (a)	452,921
13,819	Omnicom Group, Inc.	1,444,639

		2,838,097

	Aerospace/Defense — 1.14%
942	Alliant Techsystems, Inc. (a)	73,655
64,599	Boeing Co.	5,738,975
900	Drs Technologies, Inc.	47,412
9,300	Goodrich Corp.	423,615
29,600	Lockheed Martin Corp.	2,725,272
1,900	Northrop Grumman Corp.	128,630
10,900	Precision Castparts Corp.	853,252
13,800	Rockwell Collins, Inc.	873,402
3,700	Spirit Aerosystems Holdings, Inc., Class – A (a)	123,839
9,800	Textron, Inc.	918,946
74,726	United Technologies Corp.	4,671,870

		16,578,868

	Airlines — 0.05%
13,200	AMR Corp. (a)	399,036
5,100	US Airways Group, Inc. (a)	274,635

		673,671

	Apparel — 0.47%
7,140	Abercrombie & Fitch Co.	497,158
13,800	American Eagle Outfitters, Inc.	430,698
30,716	Coach, Inc. (a)	1,319,559
23,300	Gap, Inc.	454,350
3,962	Hanesbrands, Inc (a)	93,582
27,641	Limited Brands	799,931
15,422	Nike, Inc., Class – B	1,527,241
5,000	Polo Ralph Lauren Corp.	388,300
11,390	Ross Stores, Inc.	333,727
36,650	TJX Cos., Inc.	1,043,792

		6,888,338

	Auto/Related Products — 0.12%
300	BorgWarner, Inc.	17,706
5,900	Copart, Inc. (a)	177,000
15,000	Goodyear Tire & Rubber Co. (a)	314,850
9,000	Johnson Controls, Inc.	773,280
6,100	Oshkosh Truck Corp.	295,362
2,700	Thor Industries, Inc.	118,773

		1,696,971

Shares	Security Description	Value
	Automotive Rental — 0.01%
1,130	Avis Budget Group, Inc.	$24,510
4,900	Hertz Global Holdings, Inc. (a)	85,211

		109,721

	Banking — 0.45%
4,095	Capital One Financial Corp.	314,578
14,922	Commerce Bancorp, Inc.	526,299
1,700	Cullen Frost Bankers, Inc.	94,894
4,700	East West Bancorp, Inc.	166,474
23,668	Hudson City Bancorp, Inc.	328,512
30,100	Mellon Financial Corp.	1,268,715
16,500	Northern Trust Corp.	1,001,385
4,800	Peoples Bank	214,176
32,811	SLM Corp.	1,600,192
9,920	Synovus Financial Corp.	305,834
12,297	Wachovia Corp.	700,314

		6,521,373

	Beverages – Non-Alcoholic — 0.37%
108,752	Coca-Cola Co.	5,247,284
4,800	Hansen Natural Corp. (a)	161,664

		5,408,948

	Biotechnology — 1.17%
95,235	Amgen, Inc. (a)	6,505,503
12,100	Applera Corp. – Applied Biosystems Group	443,949
30,140	Celgene Corp. (a)	1,733,954
5,085	Cephalon, Inc. (a)	358,035
4,000	Gen-Probe, Inc. (a)	209,480
37,674	Genentech, Inc. (a)	3,056,492
21,180	Genzyme Corp. (a)	1,304,264
36,812	Gilead Sciences, Inc. (a)	2,390,203
5,700	ImClone Systems, Inc. (a)	152,532
1,447	Invitrogen Corp. (a)	81,886
7,822	Pharmaceutical Product Development, Inc.	252,025
3,100	Techne Corp. (a)	171,895
9,800	Vertex Pharmaceuticals, Inc. (a)	366,716

		17,026,934

	Brokerage Services — 0.10%
4,200	CBOT Holding, Inc., Class – A (a)	636,174
7,800	Nasdaq Stock Market, Inc. (a)	240,162
6,400	Nyse Group, Inc. (a)	622,080

		1,498,416

	Business Services — 0.58%
6,475	Alliance Data Systems Corp. (a)	404,493
9,649	Aramark Corp.	322,759
4,730	CDW Corp.	332,614

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Business Services (continued)
6,139	ChoicePoint, Inc. (a)	$241,754
11,471	Cintas Corp.	455,513
5,116	Dun & Bradstreet Corp. (a)	423,554
14,740	Ecolab, Inc.	666,248
9,104	Equifax, Inc.	369,622
4,016	Fair, Issac and Co., Inc.	163,250
1,613	Fidelity National Information Services, Inc.	64,665
4,300	Getty Images, Inc. (a)	184,126
5,300	Global Payments, Inc.	245,390
1,300	Hewitt Associates, Inc., Class – A (a)	33,475
8,951	Iron Mountain, Inc. (a)	370,034
6,100	Manpower, Inc.	457,073
5,000	Mastercard, Inc., Class – A	492,450
4,700	Neustar, Inc. (a)	152,468
26,899	Paychex, Inc.	1,063,587
10,700	Pitney Bowes, Inc.	494,233
12,049	Robert Half International, Inc.	447,259
6,800	Salesforce.com, Inc. (a)	247,860
5,600	Scientific Games Corp., Class – A (a)	169,288
3,200	The Corporate Executive Board Co.	280,640
6,600	The ServiceMaster Co.	86,526
4,500	W.W. Grainger, Inc.	314,730

		8,483,611

	Casinos/Gaming — 0.25%
11,000	Harrah’s Entertainment, Inc.	909,920
27,060	International Game Technology, Inc.	1,250,172
9,580	MGM Mirage, Inc. (a)	549,413
5,800	Penn National Gaming, Inc. (a)	241,396
4,000	Station Casinos, Inc.	326,680
4,100	Wynn Resorts Ltd.	384,785

		3,662,366

	Chemicals — 0.56%
2,200	Air Products & Chemicals, Inc.	154,616
5,400	Airgas, Inc.	218,808
2,000	Cabot Corp.	87,140
3,100	Celanese Corp., Series A	80,228
59,600	E.I. du Pont de Nemours & Co.	2,903,116
4,800	Huntsman Corp. (a)	91,056
5,000	International Flavors & Fragrance, Inc.	245,800
43,800	Monsanto Co.	2,300,814
8,700	Nalco Holding Co. (a)	178,002
1,600	PPG Industries, Inc.	102,736

Shares	Security Description	Value
	Chemicals (continued)
25,800	Praxair, Inc.	$1,530,714
2,000	Rohm & Haas Co.	102,240
2,200	Sigma-Aldrich Corp.	170,984
1,000	Valhi, Inc.	25,980

		8,192,234

	Communications Equipment — 0.60%
7,900	ADC Telecommunications, Inc. (a)	114,787
33,727	American Tower Corp., Class – A (a)	1,257,343
2,700	Avaya, Inc. (a)	37,746
1,400	Ciena Corp. (a)	38,794
13,305	Comverse Technology, Inc. (a)	280,869
14,600	Crown Castle International Corp. (a)	471,580
10,800	Harris Corp.	495,288
24,742	Juniper Networks, Inc. (a)	468,613
700	L-3 Communications Holdings, Inc.	57,246
1,700	Leap Wireless International, Inc. (a)	101,099
135,120	Qualcomm, Inc	5,106,184
8,700	SBA Communications Corp. (a)	239,250

		8,668,799

	Computer Hardware — 2.25%
68,700	Apple Computer, Inc. (a)	5,828,507
186,431	Dell, Inc. (a)	4,677,554
156,573	EMC Corp. (a)	2,066,764
136,900	Hewlett Packard Co.	5,638,911
113,537	International Business Machines Corp.	11,030,119
5,874	Lexmark International, Inc. (a)	429,977
4,650	National Instruments Corp.	126,666
7,200	NAVTEQ (a)	251,784
30,037	Network Appliance, Inc. (a)	1,179,853
18,500	SanDisk Corp. (a)	796,055
32,736	Solectron Corp. (a)	105,410
23,000	Sun Microsystems, Inc. (a)	124,660
16,388	Symbol Technologies, Inc.	244,837
17,800	Western Digital Corp. (a)	364,188

		32,865,285

	Computer Services — 0.78%
6,600	Acxiom Corp.	169,290
3,995	Affiliated Computer Services, Inc., Class – A (a)	195,116
12,600	Akamai Technologies, Inc. (a)	669,312
25,100	Amazon.com, Inc. (a)	990,446
10,000	Ceridian Corp. (a)	279,800

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Computer Services (continued)
5,100	Cerner Corp. (a)	$232,050
11,300	Cognizant Tech Solutions Corp. (a)	871,908
4,751	DST Systems, Inc. (a)	297,555
23,100	Electronic Data Systems Corp.	636,405
3,300	F5 Networks, Inc. (a)	244,893
3,200	FactSet Research Systems, Inc.	180,736
61,932	First Data Corp.	1,580,505
14,360	Fiserv, Inc. (a)	752,751
11,714	IMS Health, Inc.	321,901
2,900	NCR Corp. (a)	124,004
2,703	Total System Services, Inc.	71,332
4,100	Verifone Holdings, Inc. (a)	145,140
18,563	Verisign, Inc. (a)	446,440
113,978	Yahoo!, Inc. (a)	2,910,998
5,875	Zebra Technologies Corp., Class – A (a)	204,391

		11,324,973

	Computer Software — 0.73%
22,066	Activision, Inc. (a)	380,418
18,500	Autodesk, Inc. (a)	748,510
31,293	BEA Systems, Inc. (a)	393,666
17,011	BMC Software, Inc. (a)	547,754
4,600	CA, Inc.	104,190
19,315	Cadence Design Systems, Inc. (a)	345,932
14,429	Citrix Systems, Inc. (a)	390,304
27,948	Intuit, Inc. (a)	852,693
12,100	McAfee, Inc. (a)	343,398
321,029	Oracle Corp. (a)	5,502,437
14,200	Red Hat, Inc. (a)	326,600
32,115	Symantec Corp. (a)	669,598
1,520	Synopsys, Inc. (a)	40,630

		10,646,130

	Computer Systems/Peripherals — 0.02%
4,100	Diebold, Inc.	191,060
900	Riverbed Technology, Inc. (a)	27,630

		218,690

	Conglomerates — 0.60%
76,400	Altria Group, Inc.	6,556,648
14,900	Dover Corp.	730,398
30,500	Honeywell International, Inc.	1,379,820

		8,666,866

	Construction — 0.03%
7,200	Helix Energy Solutions Group, Inc. (a)	225,864
3,000	USG Corp. (a)	164,400

		390,264

Shares	Security Description	Value
	Construction Services — 0.38%
14,314	American Standard Cos., Inc.	$656,297
4,700	Centex Corp.	264,469
3,000	Corrections Corp. of America (a)	135,690
13,733	D.R. Horton, Inc.	363,787
4,075	Florida Rock Industries, Inc.	175,429
7,100	Fluor Corp.	579,715
4,700	Jacobs Engineering Group, Inc. (a)	383,238
3,200	KB HOME	164,096
1,500	KBR, Inc. (a)	39,240
4,200	Lennar Corp.	220,332
3,600	Martin Marietta Materials, Inc.	374,076
19,100	Masco Corp.	570,517
1,170	MDC Holdings, Inc.	66,749
421	NVR, Inc. (a)	271,545
8,700	Pulte Homes, Inc.	288,144
3,700	Quanta Services, Inc. (a)	72,779
1,200	Ryland Group, Inc.	65,544
2,300	Standard Pacific Corp.	61,617
1,900	Toll Brothers, Inc. (a)	61,237
7,500	Vulcan Materials Co.	674,024

		5,488,525

	Consumer Finance — 0.36%
87,380	American Express Co.	5,301,345

	Consumer Products — 0.51%
1,600	Alberto-Culver Co.	34,320
4,900	Black & Decker Corp.	391,853
1,300	Brunswick Corp.	41,470
5,400	Church & Dwight Co., Inc.	230,310
4,500	Coldwater Creek, Inc. (a)	110,340
36,959	Colgate-Palmolive Co.	2,411,206
1,100	Convergys Corp. (a)	26,158
13,700	Crown Holdings, Inc. (a)	286,604
3,800	Energizer Holdings, Inc. (a)	269,762
4,100	Fortune Brands, Inc.	350,099
1,800	Jarden Corp. (a)	62,622
21,413	Kimberly-Clark Corp.	1,455,013
13,800	Newell Rubbermaid, Inc.	399,510
2,400	Nutri/System, Inc. (a)	152,136
9,955	The Estee Lauder Cos., Inc., Class – A	406,363
2,700	The Scotts Co., Class – A	139,455
4,400	The Stanley Works	221,276
3,400	Toro Co.	158,542
3,300	Walter Industries, Inc.	89,265
3,747	Weight Watchers International, Inc.	196,830

		7,433,134

	Cosmetics & Toiletries — 0.00%
1,400	Bare Escentuals, Inc (a)	43,498

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Data Processing & Reproduction — 0.16%
46,150	Automatic Data Processing, Inc.	$2,272,888

	Department Stores — 1.14%
3,400	Federated Department Stores, Inc.	129,642
1,300	Foot Locker, Inc.	28,509
19,000	J.C. Penney Co., Inc.	1,469,840
26,274	Kohl’s Corp. (a)	1,797,930
70,170	Target Corp.	4,003,199
198,440	Wal-Mart Stores, Inc.	9,163,959

		16,593,079

	Drugs — 1.08%
12,028	Allergan, Inc.	1,440,233
9,400	Amylin Pharmaceuticals, Inc. (a)	339,058
8,502	Barr Laboratories, Inc. (a)	426,120
72,720	Bristol-Myers Squibb Co.	1,913,990
59,633	Eli Lilly & Co.	3,106,880
10,800	Endo Pharmaceuticals Holdings, Inc. (a)	297,864
26,442	Forest Laboratories, Inc., Class – A (a)	1,337,965
20,204	MedImmune, Inc. (a)	654,003
53,791	Merck & Co., Inc.	2,345,288
13,151	Millennium Pharmaceuticals, Inc. (a)	143,346
17,018	Mylan Laboratories, Inc.	339,679
119,597	Schering-Plough Corp.	2,827,273
8,700	Sepracor, Inc. (a)	535,746

		15,707,445

	E-Commerce — 0.27%
94,396	eBay, Inc. (a)	2,838,489
1,577	Expedia, Inc. (a)	33,085
5,377	IAC/Interactive Corp. (a)	199,809
40,025	Liberty Interactive Group (a)	863,339

		3,934,722

	Electric Utilities — 0.12%
52,430	AES Corp. (a)	1,155,557
12,900	Allegheny Energy, Inc. (a)	592,239

		1,747,796

	Electrical Equipment — 0.02%
4,100	Wesco International, Inc. (a)	241,121

	Electronic Components & Instruments — 0.51%
14,050	Agere Systems, Inc. (a)	269,339
33,949	Agilent Technologies, Inc. (a)	1,183,123
4,675	Beckman Coulter, Inc.	279,565
19,212	Danaher Corp.	1,391,717

Shares	Security Description	Value
	Electronic Components & Instruments (continued)
5,366	Harman International Industries, Inc.	$536,117
11,900	MEMC Electronic Materials, Inc. (a)	465,766
3,244	Mettler-Toledo International, Inc. (a)	255,789
4,155	Millipore Corp. (a)	276,723
2,100	Pall Corp.	72,555
5,789	PerkinElmer, Inc.	128,689
17,300	Raytheon Co.	913,440
15,766	Thermo Electron Corp. (a)	714,042
5,200	Thomas & Betts Corp. (a)	245,856
4,600	Trimble Navigation Ltd. (a)	233,358
8,510	Waters Corp. (a)	416,735

		7,382,814

	Electronic Equipment — 0.43%
5,000	American Power Conversion Corp.	152,950
8,550	AMETEK, Inc.	272,232
7,200	Amphenol Corp., Class – A	446,976
1,300	Arrow Electronics, Inc. (a)	41,015
5,000	Avnet, Inc. (a)	127,650
2,400	AVX Corp.	35,496
3,100	Dolby Laboratories, Inc., Class – A (a)	96,162
62,200	Emerson Electric Co.	2,741,154
4,000	Gardner Denver Machinery, Inc. (a)	149,240
1,300	Hubbell, Inc., Class – B	58,773
6,700	Integrated Device Technology, Inc. (a)	103,716
14,355	Jabil Circuit, Inc.	352,415
10,951	Molex, Inc.	346,380
2,900	Pentair, Inc.	91,060
14,200	Rockwell Automation, Inc.	867,336
19,017	Sanmina Corp. (a)	65,609
4,500	Tektronix, Inc.	131,265
12,712	Teradyne, Inc. (a)	190,172
2,000	Vishay Intertechnology, Inc. (a)	27,080

		6,296,681

	Electronic Forms — 0.14%
48,490	Adobe Systems, Inc. (a)	1,993,909

	Energy — 0.32%
14,700	CONSOL Energy, Inc.	472,311
8,480	Kinder Morgan, Inc.	896,760
21,100	Peabody Energy Corp.	852,651
6,000	Questar Corp.	498,300
36,700	TXU Corp.	1,989,507

		4,709,529

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Entertainment — 0.04%
5,300	Regal Entertainment Group, Class – A	$112,996
3,800	Warner Music Group Corp.	87,210
24,100	XM Satellite Radio Holdings, Inc., Class – A (a)	348,245

		548,451

	Financial Services — 1.73%
2,500	Affiliated Managers Group, Inc. (a)	262,825
700	Ambac Financial Group, Inc.	62,349
2,400	AmeriCredit Corp. (a)	60,408
2,500	Bank of Hawaii Corp.	134,875
3,500	Bank of New York Co., Inc.	137,795
1,700	BlackRock, Inc.	258,230
5,181	CapitalSource, Inc.	141,493
83,459	Charles Schwab Corp.	1,614,097
6,504	CheckFree Corp. (a)	261,201
32,100	E*Trade Group, Inc. (a)	719,682
9,572	Eaton Vance Corp.	315,972
7,320	Federated Investors, Inc.	247,270
3,950	First Marblehead Corp.	215,868
13,700	Franklin Resources, Inc.	1,509,329
28,300	Freddie Mac	1,921,570
1,800	Gatx Corp.	77,994
23,300	Goldman Sachs Group, Inc.	4,644,854
25,944	H & R Block, Inc.	597,750
4,600	InterContinental Exchange, Inc. (a)	496,340
3,300	Investment Technology Group, Inc. (a)	141,504
5,267	Investors Financial Services Corp.	224,743
5,700	Legg Mason, Inc.	541,785
5,500	Lehman Brothers Holdings, Inc.	429,660
13,300	Merrill Lynch & Co., Inc.	1,238,230
7,100	MoneyGram International, Inc.	222,656
19,710	Moody’s Corp.	1,361,173
9,400	Morgan Stanley Dean Witter & Co.	765,442
1,400	Nelnet, Inc., Class – A (a)	38,304
6,500	Nuveen Investments, Class – A	337,220
300	Nymex Holdings, Inc. (a)	37,203
1,400	Principal Financial Group, Inc.	82,180
5,200	SEI Investments Co.	309,712
21,400	T. Rowe Price Group, Inc.	936,678
3,746	TCF Financial Corp.	102,715
24,800	TD Ameritrade Holding Corp. (a)	401,264
2,800	The Chicago Mercantile Exchange	1,427,300
40,500	Wells Fargo & Co.	1,440,180
62,132	Western Union Co.	1,392,999

		25,110,850

Shares	Security Description	Value
	Food & Beverages — 1.30%
39,907	Anheuser-Busch Cos., Inc.	$1,963,424
5,900	Aqua America, Inc.	134,402
4,828	Brown-Forman Corp., Class – B	319,807
11,000	Campbell Soup Co.	427,790
2,700	Constellation Brands, Inc. (a)	78,354
3,400	General Mills, Inc.	195,840
15,500	H.J. Heinz Co.	697,655
12,670	Hershey Foods Corp.	630,966
14,700	Kellogg Co.	735,882
6,800	Kroger Co.	156,876
8,360	McCormick & Co., Inc.	322,362
5,339	Pepsi Bottling Group, Inc.	165,028
133,378	PepsiCo, Inc.	8,342,794
31,700	Sara Lee Corp.	539,851
62,062	Starbucks Corp. (a)	2,198,236
15,699	Tim Hortons, Inc.	454,643
11,276	Whole Foods Market, Inc.	529,183
18,825	William Wrigley Jr., Co.	973,629

		18,866,722

	Food Products – Distribution — 0.12%
49,440	Sysco Corp.	1,817,414

	Forest Products & Papers — 0.04%
7,570	Avery Dennison Corp.	514,230

	Health Care — 0.65%
21,200	Aetna, Inc.	915,416
3,100	AmerisourceBergen Corp.	139,376
33,530	Cardinal Health, Inc.	2,160,338
4,580	Community Health Systems, Inc. (a)	167,262
13,080	Coventry Health Care, Inc. (a)	654,654
8,192	DaVita, Inc. (a)	465,961
14,091	Emdeon Corp. (a)	174,587
9,472	Express Scripts, Inc. (a)	678,195
4,650	Health Management Associates, Inc.	98,162
8,500	Health Net, Inc. (a)	413,610
10,200	Laboratory Corp. of America Holdings (a)	749,394
1,500	LifePoint Hospitals, Inc. (a)	50,550
7,760	Lincare Holdings, Inc. (a)	309,158
6,133	Manor Care, Inc.	287,760
17,110	McKesson Corp.	867,477
4,460	Omnicare, Inc.	172,290
12,736	Quest Diagnostics, Inc.	675,008
4,500	Sierra Health Services, Inc. (a)	162,180
24,200	Tenet Healthcare Corp. (a)	168,674
1,100	Triad Hospitals, Inc. (a)	46,013
800	Universal Health Services	44,344
500	Webmd Health Corp., Class — A (a)	20,010

		9,420,419

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Equipment & Supplies — 0.07%
28,720	St. Jude Medical, Inc. (a)	$1,050,003

	Health Care Providers & Services — 0.61%
1,700	Brookdale Senior Living, Inc.	81,600
13,200	Humana, Inc. (a)	730,092
3,700	Pediatrix Medical Group, Inc. (a)	180,930
108,762	UnitedHealth Group, Inc.	5,843,782
2,500	Wellcare Group, Inc. (a)	172,250
23,511	Wellpoint, Inc. (a)	1,850,081

		8,858,735

	Hotel/Gaming — 0.14%
3,300	Boyd Gaming Corp.	149,523
11,200	Las Vegas Sands Corp. (a)	1,002,176
14,629	Starwood Hotels & Resorts Worldwide, Inc.	914,313

		2,066,012

	Hotels/Motels — 0.18%
2,700	Choice Hotels International, Inc.	113,670
30,900	Hilton Hotels Corp.	1,078,410
27,216	Marriott International, Inc., Class – A	1,298,748
2,260	Wyndham Worldwide Corp. (a)	72,365

		2,563,193

	Household Products — 0.25%
4,000	Pool Corp.	156,680
54,978	Procter & Gamble Co.	3,533,436

		3,690,116

	Industrial Conglomerates — 1.04%
407,694	General Electric Co.	15,170,294

	Industrial Services — 0.45%
60,912	3M Co.	4,746,871
5,600	Donaldson Co., Inc.	194,376
3,800	Eagle Materials, Inc.	164,274
10,274	Fastenal Co.	368,631
600	Flowserve Corp. (a)	30,282
9,760	Gentex Corp.	151,866
5,250	Graco, Inc.	208,005
9,808	ITT Industries, Inc.	557,291
2,900	MSC Industrial Direct Co., Inc., Class – A	113,535

		6,535,131

	Insurance — 0.35%
40,333	AFLAC, Inc.	1,855,318
23,337	American International Group, Inc.	1,672,329
2,169	Arthur J. Gallagher & Co.	64,094

Shares	Security Description	Value
	Insurance (continued)
8,908	Brown & Brown, Inc.	$251,295
1,400	Hanover Insurance Group, Inc.	68,320
5,000	HCC Insurance Holdings, Inc.	160,450
130	Markel Corp. (a)	62,413
3,900	Philadelphia Consolidated Holding Corp. (a)	173,784
17,000	The Progressive Corp.	411,740
925	Transatlantic Holding, Inc.	57,443
7,287	W.R. Berkley Corp.	251,474

		5,028,660

	Investment Company — 0.01%
8,100	Janus Capital Group, Inc.	174,879

	Machinery — 0.43%
900	AGCO Corp. (a)	27,846
53,700	Caterpillar, Inc.	3,293,421
4,300	IDEX Corp.	203,863
40,300	Illinois Tool Works, Inc.	1,861,457
9,950	Joy Global, Inc.	480,983
4,100	Terex Corp. (a)	264,778
2,700	Tractor Supply Co. (a)	120,717

		6,253,065

	Machinery & Equipment — 0.02%
4,000	Parker Hannifin Corp.	307,520

	Manufacturing — 0.17%
2,000	Carlisle Co.	157,000
3,500	Cummins Engine, Inc.	413,630
3,300	Harsco Corp.	251,130
3,600	Lincoln Electric Holding, Inc.	217,512
5,100	Manitowoc Co., Inc.	303,093
11,950	Paccar, Inc	775,555
6,900	Roper Industries, Inc	346,656

		2,464,576

	Media — 0.99%
9,100	Cablevision Systems, New York Group, Class – A	259,168
78,900	Comcast Corp., Class – A (a)	3,339,837
1,700	CTC Media, Inc (a)	40,817
65,170	DirecTV Group, Inc (a)	1,625,340
4,916	Dow Jones & Co., Inc	186,808
2,500	Dreamworks Animation SKG, Inc (a)	73,725
16,520	EchoStar Communications Corp. (a)	628,256
2,300	Meredith Corp.	129,605
126,334	News Corp., Class – A	2,713,654
6,796	The E.W. Scripps Co.	339,392
60,159	The Walt Disney Co.	2,061,649
22,400	Time Warner, Inc	487,872

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Media (continued)
11,719	Univision Communications, Inc (a)	$415,087
51,336	Viacom, Inc, Class – B (a)	2,106,316

		14,407,526

	Medical Products — 1.39%
4,500	Advanced Medical Optics, Inc (a)	158,400
700	Bausch & Lomb, Inc	36,442
52,437	Baxter International, Inc	2,432,552
19,988	Becton, Dickinson & Co.	1,402,158
13,727	Biogen Idec, Inc (a)	675,231
20,068	Biomet, Inc	828,206
99,775	Boston Scientific Corp. (a)	1,714,135
8,400	C.R. Bard, Inc	696,948
1,631	Charles River Laboratories International, Inc (a)	70,541
1,700	Cooper Cos., Inc	75,650
4,000	Covance, Inc (a)	235,640
9,300	Cytyc Corp. (a)	263,190
6,900	Dade Behring Holding, Inc	274,689
12,490	Dentsply International, Inc	372,827
4,500	Edwards Lifesciences Corp. (a)	211,680
6,900	Henry Schein, Inc (a)	337,962
2,200	Hillenbrand Industry, Inc	125,246
2,600	IDEXX Laboratories, Inc (a)	206,180
3,000	Intuitive Surgical, Inc (a)	287,700
3,800	Kinetic Concepts, Inc (a)	150,290
97,356	Medtronic, Inc	5,209,519
11,092	Patterson Cos., Inc (a)	393,877
8,800	PDL Biopharma, Inc (a)	177,232
6,100	ResMed, Inc (a)	300,242
6,100	Respironics, Inc (a)	230,275
24,060	Stryker Corp.	1,325,947
10,400	Varian Medical Systems, Inc (a)	494,728
20,070	Zimmer Holdings, Inc (a)	1,573,087

		20,260,574

	Metals — 0.17%
27,800	Alcoa, Inc	834,278
8,200	Allegheny Technologies, Inc	743,576
3,400	Foundation Coal Holdings, Inc	107,984
8,100	Freeport-McMoRan Copper & Gold, Inc, Class – B	451,413
1,000	Southern Copper Corp.	53,890
500	Timken Co.	14,590
6,700	Titanium Metals Corp. (a)	197,717

		2,403,448

	Mining — 0.15%
11,400	Arch Coal, Inc	342,342
6,400	Massey Energy Co.	148,672

Shares	Security Description	Value
	Mining (continued)
31,800	Newmont Mining Corp.	$1,435,770
12,300	Owens-Illinois, Inc (a)	226,935

		2,153,719

	Natural Gas Utilities — 0.02%
8,500	Equitable Resources, Inc	354,875

	Networking Products — 0.93%
492,560	Cisco Systems, Inc (a)	13,461,665

	Office Furnishings — 0.02%
4,000	HNI Corp.	177,640
5,200	Steelcase, Inc, Class – A	94,432

		272,072

	Oil & Gas — 1.52%
25,710	Baker Hughes, Inc	1,919,509
24,100	BJ Services Co.	706,612
9,158	Cameron International Corp. (a)	485,832
4,100	Cheniere Energy, Inc (a)	118,367
2,100	CNX Gas Corp. (a)	53,550
1,700	Constellation Energy Group	117,079
9,200	Denbury Resources, Inc (a)	255,668
4,800	Diamond Offshore Drilling, Inc	383,712
1,600	DPL, Inc	44,448
2,900	Dresser-Rand Group, Inc (a)	70,963
53,100	El Paso Corp.	811,368
12,200	Ensco International, Inc	610,732
9,000	EOG Resources, Inc	562,050
45,700	Exelon Corp.	2,828,374
27,800	Exxon Mobil Corp.	2,130,314
5,500	FMC Technologies, Inc (a)	338,965
6,700	Global Industries Ltd. (a)	87,368
10,355	Grant Prideco, Inc (a)	411,818
82,700	Halliburton Co.	2,567,835
8,000	Helmerich & Payne, Inc	195,760
1	Hugoton Royalty Trust	17
13,148	National-Oilwell, Inc (a)	804,395
3,100	NRG Energy, Inc (a)	173,631
12,396	Patterson-UTI Energy, Inc	287,959
6,300	Plains Exploration & Products (a)	299,439
10,714	Pride International, Inc (a)	321,420
5,100	Quicksilver Resources, Inc (a)	186,609
11,050	Range Resources Corp.	303,433
8,446	Rowan Cos., Inc	280,407
17,420	Smith International, Inc	715,439
13,300	Southwestern Energy Co. (a)	466,165
4,300	St. Mary Land & Exploration Co.	158,412
4,800	Sunoco, Inc	299,328
6,900	Superior Energy, Inc (a)	225,492
5,400	Tetra Technologies, Inc (a)	138,132
4,700	Todco, Class – A (a)	160,599

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas (continued)
3,800	Unit Corp. (a)	$184,110
1,300	W&T Offshore, Inc	39,936
36,300	Williams Cos., Inc	948,156
29,246	XTO Energy, Inc	1,376,024

		22,069,427

	Oil – Refineries — 0.02%
5,000	Frontier Oil Corp.	143,700
3,900	Holly Corp.	200,460

		344,160

	Oil/Gas Extraction — 0.01%
4,100	Oceaneering International, Inc (a)	162,770

	Packaging — 0.07%
8,500	Ball Corp.	370,600
6,100	Packaging Corp. of America	134,810
10,400	Pactiv Corp. (a)	371,176
2,846	Sealed Air Corp.	184,762

		1,061,348

	Paper & Pulp — 0.00%
500	Rayonier, Inc	20,525

	Pharmaceuticals — 1.74%
98,804	Abbott Laboratories	4,812,743
2,350	Abraxis Bioscience, Inc (a)	64,249
32,725	Caremark Rx, Inc	1,868,925
12,400	Hospira, Inc (a)	416,392
211,699	Johnson & Johnson	13,976,367
14,921	Medco Health Solutions, Inc (a)	797,378
66,535	Wyeth	3,387,962

		25,324,016

	Publishing & Printing — 0.16%
4,756	Harte-Hanks, Inc	131,789
3,800	John Wiley & Sons, Inc	146,186
28,726	McGraw-Hill Cos., Inc	1,953,943
600	The McClatchy Co., Class – A	25,980
134	The Washington Post Co., Class – B	99,910

		2,357,808

	Railroads — 0.08%
6,300	Trinity Industries, Inc	221,760
9,900	Union Pacific Corp.	910,998

		1,132,758

	Real Estate — 0.13%
1,800	Beazer Homes USA, Inc	84,618
14,600	CB Richard Ellis Group, Inc, Class – A (a)	484,720

Shares	Security Description	Value
	Real Estate (continued)
3,900	Developers Diversified Realty Corp.	$245,505
5,700	Forest City Enterprises, Inc, Class – A	332,880
1,100	IndyMac Bancorp, Inc	49,676
3,000	Jones Lang Lasalle, Inc	276,510
2,730	Realogy Corp. (a)	82,774
6,063	The St. Joe Co.	324,795

		1,881,478

	Real Estate Investment Trusts — 0.30%
1,700	Douglas Emmett, Inc	45,203
800	Essex Property Trust, Inc	103,400
2,300	Federal Realty Trust	195,500
7,330	General Growth Properties, Inc	382,846
1,200	Global Signal, Inc	63,204
2,600	Kilroy Realty Corp.	202,800
135	Kimco Realty Corp.	6,068
6,052	Public Storage, Inc	590,070
9,900	Simon Property Group, Inc	1,002,771
3,700	SL Green Realty Corp.	491,286
2,100	Taubman Centers, Inc	106,806
5,700	The Macerich Co.	493,449
11,000	United Dominion Realty Trust, Inc	349,690
4,700	Ventas, Inc	198,904
1,500	Weingarten Realty Investors	69,165

		4,301,162

	Restaurants — 0.18%
10,500	Brinker International, Inc	316,680
1,900	Burger King Holdings, Inc (a)	40,090
11,864	Darden Restaurants, Inc	476,577
2,700	Osi Restaurant Parnters, Inc	105,840
2,300	Panera Bread Co., Class – A (a)	128,593
6,733	The Cheesecake Factory, Inc (a)	165,632
3,618	Wendy’s International, Inc	119,720
22,100	YUM! Brands, Inc	1,299,479

		2,652,611

	Retail – Specialty — 2.14%
8,800	Advance Auto Parts, Inc	312,928
5,100	AnnTaylor Stores Corp. (a)	167,484
4,140	AutoZone, Inc (a)	478,418
36,200	Avon Products, Inc	1,196,048
900	Barnes & Noble, Inc	35,739
22,869	Bed,Bath & Beyond, Inc (a)	871,309
32,383	Best Buy Co., Inc	1,592,920
8,351	CarMax, Inc (a)	447,864
14,168	Chico’s FAS, Inc (a)	293,136
13,100	Circuit City Stores, Inc	248,638

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (Continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Retail – Specialty (continued)
8,000	Claire’s Stores, Inc	$265,120
25,700	Costco Wholesale Corp.	1,358,759
59,800	CVS Corp.	1,848,418
3,100	Dick’s Sporting Goods, Inc (a)	151,869
24,100	Dollar General Corp.	387,046
872	Dollar Tree Stores, Inc (a)	26,247
6,305	Family Dollar Stores, Inc	184,926
5,500	Gamestop Corp. (a)	303,105
21,537	Harley-Davidson, Inc	1,517,712
157,700	Home Depot, Inc	6,333,232
4,000	Kirby Corp. (a)	136,520
7,580	Leggett & Platt, Inc	181,162
125,478	Lowe’s Cos., Inc	3,908,640
18,900	Nordstrom, Inc	932,526
9,000	O’Reilly Automotive, Inc (a)	288,540
23,100	Office Depot, Inc (a)	881,727
11,090	PETsMART, Inc	320,057
7,789	RadioShack Corp.	130,699
1,600	Sally Beauty Holdings, Inc (a)	12,480
5,600	Sherwin-Williams Co.	356,048
59,000	Staples, Inc	1,575,300
7,181	Tiffany & Co.	281,782
9,556	Urban Outfitters, Inc (a)	220,075
81,722	Walgreen Co.	3,750,223
7,973	Williams-Sonoma, Inc	250,671

		31,247,368

	Schools — 0.07%
11,031	Apollo Group, Inc, Class – A (a)	429,878
7,900	Career Education Corp. (a)	195,762
3,300	ITT Educational Services, Inc (a)	219,021
2,800	Laureate Education, Inc (a)	136,164

		980,825

	Security System/Services — 0.01%
3,100	The Brink’s Co.	198,152

	Semiconductors — 1.81%
44,627	Advanced Micro Devices, Inc (a)	908,159
28,495	Altera Corp. (a)	560,782
27,827	Analog Devices, Inc	914,673
111,612	Applied Materials, Inc	2,059,241
36,261	Broadcom Corp., Class – A (a)	1,171,593
5,700	Cree, Inc (a)	98,724
9,400	Cypress Semiconductor Corp. (a)	158,578
4,700	Fairchild Semiconductor International, Inc (a)	79,007
469,485	Intel Corp.	9,507,072

Shares	Security Description	Value
	Semiconductors (continued)
2,971	International Rectifier Corp. (a)	$114,473
5,273	Intersil Corp., Class – A	126,130
12,500	KLA-Tencor Corp.	621,875
11,099	Lam Research Corp. (a)	561,831
24,564	Linear Technology Corp.	744,780
24,050	LSI Logic Corp. (a)	216,450
26,038	Maxim Integrated Products, Inc	797,284
17,162	Microchip Technology, Inc	561,197
26,700	Micron Technology, Inc (a)	372,732
26,700	National Semiconductor Corp.	606,090
4,417	Novellus Systems, Inc (a)	152,033
28,700	NVIDIA Corp. (a)	1,062,187
15,600	PMC-Sierra, Inc (a)	104,676
13,400	QLogic Corp. (a)	293,728
6,000	Rambus, Inc (a)	113,580
3,800	Silicon Laboratories, Inc (a)	131,670
125,995	Texas Instruments, Inc	3,628,656
27,195	Xilinx, Inc	647,513

		26,314,714

	Software — 1.55%
24,356	Electronic Arts, Inc. (a)	1,226,568
715,809	Microsoft Corp.	21,374,057

		22,600,625

	Steel — 0.01%
1,800	Carpenter Technology	184,536

	Telecommunications — 0.65%
10,100	Citizens Communications Co.	145,137
124,760	Corning, Inc (a)	2,334,260
6,020	Discovery Holding Co., Class – A (a)	96,862
16,562	JDS Uniphase Corp. (a)	275,923
95,100	Level 3 Communications, Inc (a)	532,560
12,036	Liberty Global, Inc (a)	350,849
155,667	Motorola, Inc	3,200,513
11,100	NII Holdings, Inc (a)	715,284
111,900	Sirius Satellite Radio, Inc (a)	396,126
56,238	Sprint Nextel Corp.	1,062,336
4,900	Telephone & Data Systems, Inc	266,217
900	United States Cellular Corp. (a)	62,631

		9,438,698

	Textile Products 0.00%
453	Mohawk Industries Co. (a)	33,912

	Tobacco — 0.03%
7,200	UST Cos., Inc	419,040

	Tools — 0.00%
600	SNAP-ON, Inc	28,584

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Transportation — 0.19%
29,200	Burlington Northern Santa Fe Corp.	$2,155,252
17,200	CSX Corp.	592,196

		2,747,448

	Transportation & Shipping — 0.72%
14,014	C.H. Robinson Worldwide, Inc	573,032
3,600	Con-Way, Inc	158,544
7,400	Continental Airlines, Class – B (a)	305,250
17,028	Expeditors International of Washington, Inc	689,634
24,700	FedEx Corp.	2,682,914
8,900	J.B. Hunt Transport Services, Inc	184,853
2,100	Kansas City Southern Industries, Inc (a)	60,858
4,800	Landstar System, Inc	183,264
18,700	Norfolk Southern Corp.	940,423
36,700	Southwest Airlines Co.	562,244
1,800	Swift Transportation Co., Inc (a)	47,286
2,881	Tidewater, Inc	139,325
51,941	United Parcel Service, Inc., Class – B	3,894,537

		10,422,164

	Veterinary Diagnostics — 0.01%
6,700	VCA Antech, Inc (a)	215,673

	Waste Disposal — 0.16%
1,061	Allied Waste Industries, Inc (a)	13,040
8,600	Covanta Holding Corp. (a)	189,544
9,100	Republic Services, Inc, Class – A	370,097
3,600	Stericycle, Inc (a)	271,800
38,700	Waste Management, Inc	1,422,999

		2,267,480

	Web Portals — 0.53%
16,800	Google, Inc., Class – A (a)	7,736,064

		571,404,536

	Total Common Stocks (cost $1,146,913,561)	1,427,631,564

	Securities Held as Collateral for Securities on Loan — 0.62%
	State Street Navigator Securities Lending Prime Portfolio	9,088,375

	Total Securities Held as Collateral for Securities on Loan ( Cost $9,088,375)	9,088,375

Shares or Principal Amount	Security Description	Value
	Time Deposit — 0.46%
	Sustainable Growth Advisers, L.P. — 0.17%
	Time Deposit — 0.17%
2,541,541	Eurodollar Time Deposit, 4.50%, 1/3/07	$2,541,541

	Jennison Associates LLC — 0.29%
	Time Deposit — 0.29%
4,196,250	Eurodollar Time Deposit, 4.50%, 1/3/07	4,196,251

	Total Time Deposit (Amortized cost $6,737,792)	6,737,792

	U.S. Treasury Bills — 0.06%
	SSgA Funds Management, Inc. — 0.06%
895,000	U.S. Treasury Bills, 4.96%, 3/8/07 (c)*	887,283

	Total U.S. Treasury Bills (Amortized cost $887,075)	887,283

	Money Market Mutual Fund — 1.16%
	SSgA Funds Management, Inc. — 1.16%
16,818,272	Alliance Money Market Fund Prime Portfolio, 5.27% (d)	16,818,272

	Total Money Market Investments (cost $16,818,272)	16,818,272

	Total Investments (cost $1,180,445,075) — 100.44%	1,461,163,286
	Liabilities in excess of other assets — (0.44%)	(6,389,619)

	Net Assets — 100.00%	$1,454,773,667

(a)	Represents non-income producing security.

(b)	All or part of this security has been loaned as of December 31, 2006.

(c)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

(d)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2006.

*	Rate disclosed represents yield effective at purchase.

ADR — American Depositary Receipt

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2006 (Unaudited)

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain/(Loss)
84	NASDAQ E-mini Future	$2,982,000	March-07	$(56,053)
11	Russell 1000® Future	4,265,800	March-07	10,116
15	Russell 1000Growth® Future	4,194,375	March-07	(46,956)
79	S&P 500 E-mini Future	5,642,180	March-07	5,989

	Total Unrealized Loss			$(86,904)

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 96.90%
	Franklin Portfolio Associates — 15.62%
	Aerospace/Defense — 0.13%
4,400	MTC Technologies, Inc. (a)(b)	$103,620
36,500	Orbital Sciences Corp. (a)	673,060

		776,680

	Agriculture — 0.08%
20,800	Imperial Sugar Co. (b)	503,568

	Airlines — 0.17%
31,100	ExpressJet Holdings, Inc. (a)(b)	251,910
17,400	Mesa Air Group, Inc. (a)(b)	149,118
24,300	Skywest, Inc.	619,893

		1,020,921

	Apparel Manufacturers — 0.03%
10,400	Maidenform Brands, Inc. (a)	188,448

	Auction House — 0.08%
16,700	Sotheby’s Holdings, Inc., Class – A (b)	518,034

	Banking & Finance — 1.80%
11,100	Advanta Corp., Class – B	484,293
13,800	Asta Funding, Inc. (b)	420,072
21,200	BankUnited Financial Corp. (b)	592,752
20,500	Citizens Banking Corp. (b)	543,250
7,400	City Holding Co.	302,586
7,100	Columbia Banking System (b)	249,352
8,200	Community Bank System, Inc.	188,600
27,400	Corus Bankshares, Inc. (b)	632,118
9,200	Financial Federal Corp. (b)	270,572
31,200	First Bancorp	297,336
9,900	First Community Bancorp (b)	517,473
2,800	First Financial Holdings, Inc. (b)	109,704
10,200	First Republic Bank	398,616
10,100	Firstfed Financial Corp. (a)(b)	676,396
27,700	Fremont General Corp. (b)	449,017
16,200	Nara Bankcorp, Inc. (b)	338,904
29,200	Ocwen Financial Corp. (a)(b)	463,112
7,500	Pacific Capital Bancorp (b)	251,850
10,000	Portfolio Recovery Associates, Inc. (a)(b)	466,900
35,000	R&G Financial Corp., Class – B	267,750
34,350	Sterling Bancshares, Inc. (b)	447,237
6,300	Sterling Financial Corp. (b)	213,003
8,300	TierOne Corp. (b)	262,363
27,800	Trustco Bank Corp. (b)	309,136
34,200	UCBH Holdings, Inc. (b)	600,552
17,200	Umpqua Holdings Corp. (b)	506,196
2,500	United Community Banks, Inc. (b)	80,800
14,800	Virginia Commerce Bancorp, Inc. (a)(b)	294,224

Shares	Security Description	Value
	Banking & Finance (continued)
8,100	Willow Grove Bancorp, Inc. (b)	$120,852
18,400	Wilshire Bancorp, Inc. (b)	349,048

		11,104,064

	Broadcasting & Cable TV — 0.07%
16,900	Lodgenet Entertainment Corp. (a)(b)	423,007

	Building Products — 0.10%
8,700	LSI Industries, Inc. (b)	172,695
14,600	Simpson Manufacturing Co., Inc. (b)	462,090

		634,785

	Business Equipment — 0.20%
18,500	Ennis, Inc.	452,510
46,400	Ikon Office Solutions, Inc. (b)	759,568

		1,212,078

	Business Services — 0.47%
3,900	CRA International, Inc (a)(b)	204,360
14,400	First Consulting Group, Inc. (a)(b)	198,144
11,600	John H. Harland Co.	582,320
23,500	Korn/Ferry International (a)(b)	539,560
7,500	LECG Corp. (a)(b)	138,600
13,200	MPS Group, Inc. (a)	187,176
22,400	Spartech Corp.	587,328
17,500	Spherion Corp. (a)	130,025
4,700	Vertrue, Inc. (a)(b)	180,527
4,100	Viad Corp. (b)	166,460

		2,914,500

	Chemicals — 0.26%
13,300	A. Schulman, Inc. (b)	295,925
34,800	Olin Corp.	574,896
7,000	Pioneer Cos., Inc. (a)	200,620
22,100	Sensient Technologies Corp.	543,660

		1,615,101

	Collectibles — 0.05%
35,400	Topps Co., Inc. (b)	315,060

	Commercial Services (0.17%
33,500	Newport Corp. (a)	701,825
15,200	TeleTech Holdings, Inc. (a)	362,976

		1,064,801

	Communication Equipment — 0.26%
39,600	Arris Group, Inc. (a)	495,396
25,000	CT Communications, Inc. (b)	573,000
20,200	Redback Networks, Inc. (a) (b)	503,788

		1,572,184

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates (continued)
	Computer Hardware — 0.10%
16,100	Intevac, Inc. (a)	$417,795
8,400	NETGEAR, Inc. (a)(b)	220,500

		638,295

	Computer Equipment — 0.06%
21,600	Trident Microsystems, Inc. (a)(b)	392,688

	Computer Software — 0.40%
11,200	Mentor Graphics Corp. (a)(b)	201,936
5,700	MicroStrategy, Inc. (a)(b)	649,857
57,800	Realnetworks, Inc. (a)(b)	632,332
55,300	Tibco Software, Inc. (a)	522,032
33,200	Zoran Corp. (a)	484,056

		2,490,213

	Computer Software & Services — 0.67%
21,600	Ansoft Corp. (a)	600,480
17,900	Aspen Technology, Inc. (a)	197,258
27,100	COMSYS IT Partners, Inc. (a)(b)	547,691
22,900	Interwoven Software, Inc. (a)	335,943
12,800	Keane, Inc. (a)(b)	152,448
34,000	Perot Systems Corp., Class – A (a)	557,260
28,100	Sykes Enterprises, Inc. (a)	495,684
34,400	Tyler Technologies, Inc. (a)	483,664
15,900	United Online, Inc. (b)	211,152
32,400	Vignette Corp. (a)	553,068

		4,134,648

	Consumer Products & Services — 0.44%
14,700	Central Parking Corp. (b)	264,600
16,800	CSV Systems International, Inc. (a)(b)	449,064
6,700	Dickers Outdoor Corp. (a)(b)	401,665
8,800	Elizabeth Arden, Inc. (a)	167,640
21,100	Furniture Brands International, Inc. (b)	342,453
5,100	Jackson Hewitt Tax Service, Inc. (b)	173,247
25,400	Nanotech, Inc. (b)	374,142
8,600	Pantry, Inc. (a)(b)	402,824
9,900	ValueVision Media, Inc., Class – A (a)	130,086

		2,705,721

	Distribution/Wholesale — 0.19%
22,800	Houston Wire & Cable Co. (a)(b)	476,520
13,700	Performance Food Group Co. (a)(b)	378,668
9,800	ScanSource, Inc. (a)(b)	297,920

		1,153,108

Shares	Security Description	Value
	E-Commerce — 0.10%
10,200	Priceline.com, Inc. (a)(b)	$444,822
10,700	Stamps.com, Inc. (a)(b)	168,525

		613,347

	Electric Utilities — 0.19%
5,700	CH Energy Group, Inc. (b)	300,960
24,000	Cleco Corp.	605,520
11,400	Plexus Corp. (a)	272,232

		1,178,712

	Electrical & Electronics — 0.73%
14,600	Anaren Microwave, Inc. (a)	259,296
11,000	Anixter International, Inc. (a)	597,300
12,100	Asyst Technologies, Inc. (a)	88,451
10,100	Benchmark Electronics, Inc. (a)	246,036
14,900	CommScope, Inc. (a)(b)	454,152
4,900	Cubic Corp.	106,330
15,700	IDACORP, Inc.	606,805
17,600	Methode Electronics, Inc.	190,608
8,800	MKS Instruments, Inc. (a)	198,704
25,500	Omnivision Technologies, Inc. (a)(b)	348,075
22,000	PNM Resources, Inc.	684,200
5,300	Rogers Corp. (a)(b)	313,495
6,800	Sierra Pacific Resources (a)	114,444
24,900	Vicor Corp.	276,639

		4,484,535

	Electrical Equipment — 0.06%
16,400	Power Integrations, Inc. (a)(b)	384,580

	Electronic Components & Instruments — 0.11%
51,400	Silicon Image, Inc. (a)	653,808

	Energy — 0.12%
9,186	Cimarex Energy Co. (b)	335,289
16,200	Headwaters, Inc. (a)(b)	388,152

		723,441

	Energy Equipment & Services — 0.03%
26,700	Grey Wolf, Inc. (a)(b)	183,162

	Finance — Brokers (0.11%
36,100	Knight Capital Group, Inc., Class – A (a)	692,037

	Food & Household Products — 0.02%
5,600	Tempur-Pedic International, Inc. (a)(b)	114,576

	Footwear — 0.19%
19,000	K-Swiss, Inc., Class – A (b)	584,060
20,000	Wolverine World Wide, Inc.	570,400

		1,154,460

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates (continued)
	Gas Transmission & Distribution — 0.04%
5,900	Oneok, Inc.	$254,408

	Health Care — 0.29%
5,400	Amerigroup Corp. (a)	193,806
19,300	Greatbatch, Inc. (a)(b)	519,556
12,700	MedCath Corp. (a)	347,472
13,400	Molina Healthcare, Inc. (a)(b)	435,634
10,200	Sunrise Senior Living, Inc. (a)(b)	313,344

		1,809,812

	Hotel/Gaming — 0.18%
21,100	Great Wolf Resorts, Inc. (a)	294,556
8,200	MTR Gaming Group, Inc. (a)(b)	100,204
20,700	Pinnacle Entertainment, Inc. (a)	685,998

		1,080,758

	Insurance — 0.39%
12,650	American Physicians Capital, Inc. (a)	506,506
20,100	Commerce Group, Inc. (b)	597,975
21,400	Ohio Casualty Corp.	637,934
7,500	Presidential Life Corp. (b)	164,625
4,300	Triad Guaranty, Inc. (a)(b)	235,941
5,600	Zenith National Insurance Corp.	262,696

		2,405,677

	Internet Services — 0.17%
18,900	CNET Networks, Inc. (a)(b)	171,801
20,600	Cognet Communications Group, Inc. (a)(b)	334,132
4,500	CyberSource Corp (a)	49,590
18,000	eCollege.com, Inc. (a)(b)	281,700
9,300	Internap Network Services (a)(b)	184,791

		1,022,014

	Lasers – Systems/Components — 0.29%
15,000	Coherent, Inc. (a)(b)	473,550
28,700	IntraLase Corp. (a)(b)	642,306
13,000	Palomar Medical Technologies, Inc. (a)(b)	658,710

		1,774,566

	Machinery & Engineering — 0.21%
22,500	Applied Industrial Technologies, Inc.	591,975
3,400	Baldor Electric Co. (b)	113,628
13,200	Flow International Corp. (a)(b)	145,464
8,600	Regal-Beloit Corp. (b)	451,586

		1,302,653

Shares	Security Description	Value
	Manufacturing — 0.31%
5,600	Actuant Corp., Class – A (b)	$266,840
13,800	American Woodmark (b)	577,530
2,700	Ameron International Corp. (b)	206,199
12,700	Ceradyne, Inc. (a)(b)	717,550
4,200	EnPro Industries, Inc. (a)(b)	139,482

		1,907,601

	Media — 0.10%
3,200	Media General, Inc., Class – A (b)	118,944
49,000	Sinclair Broadcast Group, Inc. (b)	514,500

		633,444

	Medical – Biomedical/Genetic — 0.12%
5,800	Diversa Corp. (a)(b)	63,104
4,900	Integra LifeSciences Holdings (a)(b)	208,691
8,500	LifeCell Corp. (a)(b)	205,190
21,300	Savient Pharmaceuticals, Inc. (a)	238,773

		715,758

	Medical Equipment & Supplies — 0.09%
12,300	Conceptus, Inc. (a)	261,867
8,600	SurModics, Inc. (a)(b)	267,632

		529,499

	Medical Products — 0.07%
6,800	Luminex Corp. (a)(b)	86,360
11,200	Owens & Minor, Inc.	350,224

		436,584

	Medical Supplies — 0.04%
4,700	Zoll Medical Corp. (a)	273,728

	Medical Systems — 0.13%
18,100	Aspect Medical Systems, Inc. (a)(b)	340,461
14,600	Molecular Devices Corp. (a)	307,622
3,900	SonoSite, Inc. (a)(b)	120,627

		768,710

	Metal Processors & Fabrication — 0.14%
11,300	Mueller Industries, Inc.	358,210
14,350	Quanex Corp. (b)	496,367

		854,577

	Metals — 0.06%
9,000	Commercial Metals Co.	232,200
6,300	Gibraltar Industries, Inc.	148,113

		380,313

	Miscellaneous Equipment Rental & Leasing — 0.05%
11,600	H&E Equipment Services, Inc. (a)	287,332

	Nutritional Products — 0.10%
15,100	NBTY, Inc. (a)(b)	627,707

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates (continued)
	Oil & Gas — 0.52%
19,400	Delek US Holdings, Inc.	$317,966
9,900	Exploration Co. of Delaware (a)(b)	132,066
13,200	Frontier Oil Corp.	379,368
18,200	Harvest Natural Resources, Inc. (a)(b)	193,466
7,600	Helix Energy Solutions Group, Inc. (a)(b)	238,412
7,600	Holly Corp.	390,640
4,000	Lufkin Industries, Inc.	232,320
50,900	Parker Drilling Co. (a)	415,853
1,600	Penn-Virginia Corp.	112,064
12,200	Swift Energy Co. (a)(b)	546,682
6,300	WD-40 Co. (b)	219,681

		3,178,518

	Oil-Field Services — 0.24%
18,900	Oil States International, Inc. (a)	609,147
1,500	SEACOR Holdings, Inc. (a)(b)	148,710
11,300	Trico Marine Services, Inc. (a)(b)	432,903
5,800	W-H Energy Services, Inc. (a)	282,402

		1,473,162

	Pharmaceuticals — 0.82%
25,100	Albany Molecular Research, Inc. (a)	265,056
24,900	Alkermes, Inc. (a)(b)	332,913
8,600	Alpharma, Inc., Class – A	207,260
41,900	BioMarin Pharmaceutical, Inc. (a)(b)	686,741
26,100	Cubist Pharmaceuticals, Inc. (a)(b)	472,671
51,700	Enzon, Inc. (a)(b)	439,967
23,000	Medicines Co. (a)(b)	729,560
58,500	Pain Therapeutics, Inc. (a)(b)	520,650
11,800	Prestige Brands Holdings, Inc. (a)(b)	153,636
26,200	Sciele Pharma, Inc. (a) (b)	628,800
31,700	Telik, Inc. (a) (b)	140,431
3,300	United Therapeutics Corp. (a)(b)	179,421
6,000	Usna Health Sciences, Inc. (a)(b)	309,960

		5,067,066

	Power Conversion/Supply Equipment — 0.07%
23,000	Advanced Energy Industries, Inc. (a)	434,010

	Printing – Commercial — 0.10%
28,300	Cenveo, Inc. (a)(b)	599,960

	Real Estate Investment Trust — 1.18%
21,800	Affordable Residential Communities (a)(b)	253,970
43,200	Ashford Hospitality Trust	537,840

Shares	Security Description	Value
	Real Estate Investment Trust (continued)
16,700	Cousins Properties, Inc.	$589,009
35,600	Deerfield Triarc Capital Corp.	602,708
6,000	Entertainment Properties Trust	350,640
28,600	Felcor Lodging Trust, Inc.	624,624
39,300	Highland Hospitality Corp.	560,025
22,100	Inland Real Estate Corp. (b)	413,712
30,700	Innkeepers USA Trust	475,850
20,000	Investors Real Estate Trust (b)	205,200
19,000	Kite Realty Group Trust	353,780
14,700	LaSalle Hotel Properties	673,995
20,900	National Retail Properties, Inc.	479,655
18,500	Omega Healthcare Investors, Inc. (b)	327,820
2,000	Parkway Properties, Inc. (b)	102,020
29,500	Spirit Finance Corp. (b)	367,865
27,200	Winston Hotels, Inc. (b)	360,400

		7,279,113

	Restaurants — 0.32%
21,300	CKE Restaurants, Inc. (b)	391,920
12,200	Jack in the Box, Inc. (a)	744,688
16,000	Luby’s, Inc. (a)(b)	174,240
23,000	Ruby Tuesday, Inc. (b)	631,120

		1,941,968

	Retail — 0.91%
22,000	Asbury Automotive Group, Inc.	518,320
9,500	Big Lots, Inc. (a)	217,740
13,000	Cabela’s, Inc., Class – A (a)(b)	313,690
35,900	Casual Male Retail Group Inc. (a)(b)	468,495
18,000	Charlotte Russe Holding, Inc. (a)	553,500
14,300	Dress Barn, Inc. (a)	333,619
8,100	DSW, Inc., Class – A (a)(b)	312,417
4,300	Ethan Allen Interiors, Inc. (b)	155,273
8,600	Group 1 Automotive, Inc. (b)	444,792
20,900	Haverty Furniture Cos., Inc. (b)	309,320
5,300	Longs Drug Stores Corp. (b)	224,614
18,900	Men’s Wearhouse, Inc.	723,114
13,050	Select Comfort Corp. (a) (b)	226,940
11,600	Tween Brands, Inc. (a)	463,188
23,800	Wild Oats Markets, Inc. (a)(b)	342,244

		5,607,266

	Rubber & Plastics — 0.15%
12,700	Myers Industries, Inc.	198,882
65,200	Polyone Corp. (a)(b)	489,000
7,400	PW Eagle, Inc. (b)	255,300

		943,182

	Schools — 0.07%
23,000	Corinthian Colleges, Inc. (a)(b)	313,490
3,600	DeVry, Inc.	100,800

		414,290

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates (continued)
	Semiconductors — 0.14%
3,200	Cymer, Inc. (a)(b)	$140,640
46,700	Micrel, Inc. (a)(b)	503,426
14,900	Semtech Corp. (a)	194,743

		838,809

	Steel — 0.17%
7,800	Freightcar America, Inc. (b)	432,510
18,400	Steel Dynamics, Inc.	597,080

		1,029,590

	Telecommunications Equipment — 0.41%
17,200	InterDigital Communications Corp. (a)(b)	577,060
25,100	Oplink Communications, Inc. (a)(b)	516,056
21,400	RCN Corp. (a)	645,210
35,500	Sirenza Microdevices, Inc. (a)(b)	279,030
56,300	UTStarcom, Inc. (a)(b)	492,625

		2,509,981

	Toys — 0.05%
10,800	Marvel Entertainment, Inc. (a)(b)	290,628

	Transportation & Shipping — 0.24%
7,100	EGL, Inc. (a)(b)	211,438
19,800	Pacer International, Inc.	589,446
17,700	Saia, Inc. (a)	410,817
9,100	Wabtec Corp.	276,458

		1,488,159

	Wire & Cable Products — 0.06%
7,900	General Cable Corp. (a)(b)	345,309

		96,066,714

	Frontier Capital Management Co. — 24.74%
	Aerospace/Defense — 0.38%
32,900	BFGoodrich Corp.	1,498,595
46,073	Orbital Sciences Corp. (a)	849,586

		2,348,181

	Apparel Manufacturers — 0.09%
35,500	Quiksilver, Inc. (a)(b)	559,125

	Auction House — 0.28%
56,500	Sotheby’s Holdings, Inc., Class – A (b)	1,752,630

	Audio/Video Products — 0.11%
135,000	TiVo, Inc. (a)(b)	691,200

	Auto Related — 0.42%
27,600	Autoliv, Inc.	1,664,280
21,800	Intermec, Inc. (a)(b)	529,086
8,500	Oshkosh Truck Corp. (b)	411,570

		2,604,936

Shares	Security Description	Value
	Banking & Finance — 0.72%
53,300	E*Trade Group, Inc. (a)	1,194,986
47,300	MarketAxess Holdings, Inc. (a)(b)	641,861
15,800	Portfolio Recovery Associates, Inc. (a)(b)	737,702
14,100	Ritchie Bros. Auctioneers, Inc.	754,914
39,500	Waddell & Reed Financial, Inc.	1,080,720

		4,410,183

	Business Equipment — 0.38%
34,700	Diebold, Inc.	1,617,020
34,200	Global Imaging Systems, Inc. (a)	750,690

		2,367,710

	Business Services — 0.82%
58,500	Amdocs Ltd. (a)	2,266,875
33,200	AMN Healthcare Services, Inc. (a)	914,328
80,600	CV Therapeutics (a)(b)	1,125,176
23,700	Polycom, Inc. (a)	732,567

		5,038,946

	Chemicals — 0.52%
14,500	Cabot Microelectronics Corp. (a)(b)	492,130
85,700	Chemtura Corp. (b)	825,291
10,000	FMC Corp.	765,500
38,100	Hercules, Inc. (a)	735,711
22,400	US BioEnergy Corp. (a)	380,800

		3,199,432

	Coal — 0.08%
21,100	Massey Energy Co. (b)	490,153

	Communication Equipment — 0.70%
15,500	Arris Group, Inc. (a)	193,905
25,843	Avid Technology, Inc. (a)(b)	962,910
93,400	Harmonic, Inc. (a)	679,018
7,600	Harris Corp. (b)	348,536
40,900	Power-One, Inc. (a)(b)	297,752
280,800	Sonus Networks, Inc. (a)(b)	1,850,472

		4,332,593

	Computer Equipment — 0.33%
24,400	Komag, Inc. (a)(b)	924,272
30,268	Seagate Technology Escrow (a)(c)	0
55,300	Western Digital Corp. (a)(b)	1,131,438

		2,055,710

	Computer Software — 0.06%
25,597	Zoran Corp. (a)	373,204

	Computer Software & Services — 0.75%
79,000	BEA Systems, Inc. (a)	993,820
31,900	Manhattan Associates, Inc. (a)	959,552
34,200	Mercury Computer Systems, Inc. (a)(b)	456,912

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Computer Software & Services (continued)
27,600	Perot Systems Corp., Class – A (a)	$452,364
83,200	SeaChange International, Inc. (a)(b)	850,304
25,000	WebEx Communications, Inc. (a)(b)	872,250

		4,585,202

	Construction — 0.91%
81,800	Chicago Bridge & Iron Co.	2,236,412
23,500	Fluor Corp.	1,918,775
17,900	Jacobs Engineering Group, Inc. (a)	1,459,566

		5,614,753

	Consumer Products & Services — 0.35%
55,140	Digital Theater Systems, Inc. (a)	1,333,837
63,200	ValueVision Media, Inc., Class – A (a)	830,448

		2,164,285

	Containers & Packaging — 0.67%
172,900	Crown Holdings, Inc. (a)	3,617,068
50,000	Smurfit-Stone Container Corp. (a)(b)	528,000

		4,145,068

	Data Processing & Outsourced Services — 0.11%
14,200	Global Payments, Inc.	657,460

	Electrical & Electronics — 3.32%
69,100	Actel Corp. (a)	1,254,856
34,800	Anaren Microwave, Inc. (a)	618,048
44,900	Cree, Inc. (a)(b)	777,668
136,700	Dexcom, Inc. (a)(b)	1,347,862
43,100	Fairchild Semiconductor	724,511
	International, Inc. (a)
10,500	Franklin Electric Co., Inc. (b)	539,595
9,200	Harman International Industries, Inc.	919,172
10,400	Hubbell, Inc., Class – B (b)	470,184
72,680	Integrated Device Technology, Inc. (a)	1,125,086
27,000	Itron, Inc. (a)(b)	1,399,680
77,900	MEMC Electronic Materials, Inc. (a)	3,049,007
49,900	Microsemi Corp. (a)(b)	980,535
56,600	National Semiconductor Corp.	1,284,820
11,300	Pentair, Inc. (b)	354,820
118,200	PMC-Sierra, Inc. (a)(b)	793,122
17,100	Rogers Corp. (a)	1,011,465
16,400	Silicon Laboratories, Inc. (a)(b)	568,260
16,200	SiRF Technology Holdings, Inc. (a)(b)	413,424
184,100	Skyworks Solutions, Inc. (a)(b)	1,303,428

Shares	Security Description	Value
	Electrical & Electronics (continued)
15,800	Synopsys, Inc. (a)	422,334
20,085	Trimble Navigation Ltd. (a)	1,018,912

		20,376,789

	Energy Equipment & Services — 1.08%
28,700	Core Laboratories NV (a)	2,324,700
16,538	ENSCO International, Inc.	827,892
10,200	GlobalSantaFe Corp.	599,556
12,900	National-Oilwell, Inc. (a)	789,222
17,100	Noble Corp.	1,302,165
9,500	Transocean Sedco Forex, Inc. (a)	768,455

		6,611,990

	Entertainment — 0.09%
21,100	Netflix, Inc. (a)(b)	545,646

	Forest Products & Papers — 0.30%
25,200	Albany International Corp., Class – A	829,332
39,200	Electronics for Imaging, Inc. (a)	1,041,936

		1,871,268

	Health Care — 2.28%
54,300	Cross Country Healthcare, Inc. (a)	1,184,826
16,100	DaVita, Inc. (a)	915,768
73,700	Eclipsys Corp. (a)(b)	1,515,272
19,800	Express Scripts, Inc., Class – A (a)	1,417,680
26,000	Magellan Health Services, Inc. (a)	1,123,720
31,500	Matria Healthcare, Inc. (a)(b)	904,995
41,800	Omnicare, Inc.	1,614,734
27,600	Pall Corp.	953,580
27,600	PAREXEL International Corp. (a)(b)	799,572
22,400	Pediatrix Medical Group, Inc. (a)	1,095,360
22,300	Radiation Therapy Services, Inc. (a)(b)	702,896
200,700	Regeneration Technologies, Inc. (a)(b)	1,176,102
61,500	VistaCare, Inc., Class – A (a)(b)	624,225

		14,028,730

	Insurance — 0.23%
182,400	Hooper Holmes, Inc. (a)(b)	603,744
33,700	Montpelier Re Holdings Ltd. – ADR (b)	627,157
6,400	OneBeacon Insurance Group Ltd. (a)	179,200

		1,410,101

	Internet Content — 0.10%
119,200	Harris Interactive, Inc. (a)	600,768

	Internet Services — 0.27%
18,100	CheckFree Corp. (a)	726,896
39,700	SafeNet, Inc. (a) (b)	950,418

		1,677,314

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Lasers – Systems/Components — 0.13%
35,000	IntraLase Corp. (a)(b)	$783,300

	Manufacturing — 0.51%
42,100	Kaydon Corp. (b)	1,673,054
42,900	Navistar International Corp. (a)(b)	1,434,147

		3,107,201

	Media — 0.28%
60,100	Macrovision Corp. (a)(b)	1,698,426

	Medical – Biomedical/Genetic — 0.88%
29,732	Charles River Laboratories International, Inc. (a)(b)	1,285,909
71,800	Genomic Health, Inc. (a)(b)	1,335,480
8,900	Millipore Corp. (a)(b)	592,740
60,500	Momenta Pharmaceuticals, Inc. (a)(b)	951,665
54,800	Wright Medical Group, Inc. (a)	1,275,744

		5,441,538

	Medical Products — 0.22%
23,000	Advanced Medical Optics, Inc. (a)(b)	809,600
11,600	Cooper Cos., Inc.	516,200

		1,325,800

	Medical Systems — 0.43%
83,900	Cyberonics (a)(b)	1,731,696
35,500	STERIS Corp.	893,535

		2,625,231

	Metals — 0.76%
23,800	Brush Engineered Materials, Inc. (a)(b)	803,726
93,300	Coeur d’Alene Mines Corp. (a)(b)	461,835
21,100	Freeport-McMoRan Copper & Gold, Inc., Class – B	1,175,903
84,700	Hecla Mining Co. (a)(b)	648,802
20,400	RTI International Metals, Inc. (a)(b)	1,595,688

		4,685,954

	Oil & Gas — 0.55%
32,600	Interoil Corp. (a)(b)	987,454
142,200	Talisman Energy, Inc.	2,415,978

		3,403,432

	Paper & Related Products — 0.40%
46,100	Bowater, Inc. (b)	1,037,250
24,000	Kadant, Inc. (a)	585,120
39,063	Longview Fibre Co.	857,433

		2,479,803

Shares	Security Description	Value
	Pharmaceuticals — 0.52%
49,600	ICON PLC – ADR (a)	$1,869,920
41,300	Pharmaceutical Product Development, Inc. (b)	1,330,686

		3,200,606

	Pollution Control — 0.40%
23,400	Clean Harbors, Inc. (a)	1,132,794
32,900	Republic Services, Inc.	1,338,043

		2,470,837

	Production Technology — 0.23%
23,500	Cognex Corp. (b)	559,770
35,800	Gerber Scientific, Inc. (a)	449,648
28,900	Teradyne, Inc. (a)(b)	432,344

		1,441,762

	Real Estate Investment Trust — 0.26%
24,400	CapitalSource, Inc.	666,364
36,100	Providence Service Corp. (a)(b)	907,193

		1,573,557

	Restaurants — 0.33%
20,000	Cheesecake Factory, Inc. (a)(b)	492,000
10,700	Panera Bread Co., Class – A (a)(b)	598,237
46,000	Triarc Cos., Inc., Class – B (b)	920,000

		2,010,237

	Retail — 0.65%
42,100	CarMax, Inc. (a)(b)	2,257,823
57,900	Dollar Tree Stores, Inc. (a)	1,742,790

		4,000,613

	Semiconductors — 0.46%
18,200	Cymer, Inc. (a)	799,890
21,000	Cypress Semiconductor Corp. (a)(b)	354,270
284,400	Mindspeed Technologies (a)(b)	543,204
25,200	Netlogic Microsystems, Inc. (a)(b)	546,588
11,200	Saifun Semiconductors Ltd. (a)	208,320
27,400	Semtech Corp. (a)	358,118

		2,810,390

	Technology — 0.23%
32,100	ATMI, Inc. (a)(b)	980,013
18,500	Hutchinson Technology, Inc. (a)(b)	436,045

		1,416,058

	Telecommunications Equipment — 1.11%
44,100	ADTRAN, Inc. (b)	1,001,070
25,100	Andrew Corp. (a)	256,773
65,200	Broadwing Corp. (a)(b)	1,018,424
79,400	C-COR, Inc. (a)(b)	884,516
20,600	Ciena Corp. (a)(b)	570,826
18,600	Global Crossing Ltd. (a)	456,630

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Telecommunications Equipment (continued)
24,587	JDS Uniphase Corp. (a)(b)	$409,619
120,300	Level 3 Communications, Inc. (a)(b)	673,680
19,800	Nii Holdings, Class – B (a)(b)	1,275,912
40,800	RF Micro Devices, Inc. (a)(b)	277,032

		6,824,482

	Transportation & Shipping — 0.91%
23,500	EGL, Inc. (a)(b)	699,830
34,200	Kansas City Southern (a)(b)	991,116
41,600	Kirby Corp. (a)	1,419,808
39,500	Landstar System, Inc.	1,508,110
38,200	Swift Transportation Co., Inc. (a)	1,003,514

		5,622,378

	Utilities — 0.13%
53,900	Citizens Communications Co. (b)	774,543

		152,209,525

	Geewax, Terker & Co. — 18.34%
	Aerospace/Defense — 0.55%
14,300	Curtiss-Wright Corp. (b)	530,244
6,500	Kaman Corp. (b)	145,535
26,800	Moog, Inc., Class – A (a)	1,023,492
41,900	Teledyne Technologies, Inc. (a)(b)	1,681,447

		3,380,718

	Auto Parts — 0.01%
3,700	Noble International Ltd. (b)	74,185

	Banking & Finance — 1.17%
64,782	Apollo Investment Corp. (b)	1,451,116
52,150	Ares Capital Corp.	996,587
2,200	Banner Corp.	97,548
1,400	BFC Financial Corp., Class – A (a)(b)	8,946
6,700	Central Pacific Financial Corp.	259,692
12,420	City Bank (b)	444,636
5,600	First Charter Corp.	137,760
9,100	Gladstone Capital Corp. (b)	217,126
16,130	IndyMac Bancorp, Inc. (b)	728,431
17,100	iStar Financial, Inc.	817,722
68,210	MCG Capital Corp. (b)	1,386,027
2,457	Preferred Bank, Los Angeles	147,641
4,550	SVB Financial Group (a)	212,121
7,890	Trustmark Corp.	258,082

		7,163,435

	Building & Construction — 0.04%
13,400	Williams Scotsman International, Inc. (a)	262,908

Shares	Security Description	Value
	Building Products — 0.39%
11,700	Apogee Enterprises, Inc.	$225,927
12,700	Dycom Industries, Inc. (a)(b)	268,224
14,990	Goodman Global, Inc. (a)	257,828
31,490	NCI Building Systems, Inc. (a)(b)	1,629,608

		2,381,587

	Business Equipment — 0.36%
18,580	Acco Brands Corp. (a)(b)	491,813
47,700	Global Imaging Systems, Inc. (a)	1,047,015
30,300	Knoll, Inc.	666,600

		2,205,428

	Business Services — 0.76%
13,990	CRA International, Inc. (a)	733,076
24,080	LECG Corp. (a)	444,998
8,000	Sotheby’s (b)	248,160
20,900	Source Interlink Cos., Inc. (a)(b)	170,544
20,000	Spherion Corp. (a)	148,600
72,200	TALX Corp. (b)	1,981,890
25,295	Vertrue, Inc. (a)(b)	971,581

		4,698,849

	Chemicals — 0.22%
25,600	Arch Chemicals, Inc.	852,736
13,430	Hercules, Inc. (a)	259,333
19,100	Terra Industries, Inc. (a)(b)	228,818

		1,340,887

	Commercial Services — 0.00%
475	Wright Express Corp. (a)	14,806

	Communication Equipment — 0.16%
62,000	Arris Group, Inc. (a)(b)	775,620
47,900	Cincinnati Bell, Inc. (a)	218,903

		994,523

	Computer Equipment — 0.01%
3,500	Integral Systems, Inc.	81,095

	Computer Services — 0.38%
68,860	Avocent Corp. (a)	2,330,911
2,900	iGATE Corp. (a)	19,952

		2,350,863

	Computer Software — 0.12%
39,000	@Road, Inc. (a)(b)	284,700
12,000	Magma Design Automation, Inc. (a)(b)	107,160
11,980	Progress Software Corp. (a)	334,601

		726,461

	Consumer Products & Services — 0.22%
13,530	Elizabeth Arden, Inc. (a)	257,747
9,840	Pantry, Inc. (a)(b)	460,905

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Consumer Products & Services (continued)
7,300	RC2 Corp. (a)	$321,200
7,700	Silgan Holdings, Inc.	338,184

		1,378,036

	Distribution/Wholesale — 0.19%
16,700	Directed Electronics, Inc. (a)(b)	191,215
19,200	Houston Wire & Cable Co. (a)(b)	401,280
17,517	LKQ Corp. (a)(b)	402,716
6,500	ScanSource, Inc. (a)(b)	197,600

		1,192,811

	E-Commerce — 0.03%
6,000	1-800-FLOWERS.COM, Inc., Class – A (a)	36,960
10,800	WebSideStory, Inc. (a)(b)	136,728

		173,688

	Electric Utilities — 0.08%
86,200	Aquila, Inc. (a)	405,140
1,730	UIL Holdings Corp.	72,989

		478,129

	Electrical & Electronics — 1.35%
42,630	Anixter International, Inc. (a)(b)	2,314,809
74,340	Benchmark Electronics, Inc. (a)	1,810,922
20,000	China Bak Battery, Inc. (a)(b)	130,400
56,300	Eagle Test Systems, Inc. (a)(b)	820,854
19,500	EnerSys (a)(b)	312,000
32,000	Hubbell, Inc., Class – B (b)	1,446,720
5,950	II-VI, Inc. (a)	166,243
12,810	Rogers Corp. (a)(b)	757,712
39,960	TTM Technologies, Inc. (a)	452,747

		8,212,407

	Electronic Components & Instruments — 0.37%
15,400	EDO Corp. (b)	365,596
15,500	Paxar Corp. (a)	357,430
24,940	Pericom Semiconductor Corp. (a)	286,062
26,890	Rudolph Technologies, Inc. (a)(b)	428,089
34,770	Technitrol, Inc.	830,655

		2,267,832

	Energy Equipment & Services — 0.20%
42,080	Basic Energy Services, Inc. (a)	1,037,272
10,520	Bronco Drilling Co., Inc. (a)	180,839
1,200	Powell Industries, Inc. (a)(b)	37,884

		1,255,995

	Finance – Brokers — 0.18%
2,000	Greenhill & Co., Inc.	147,600
48,948	Knight Capital Group, Inc., Class – A (a)(b)	938,333

		1,085,933

Shares	Security Description	Value
	Forest Products & Papers — 0.03%
6,500	Schweitzer-Mauduit International, Inc.	$169,325

	Health Care — 0.64%
25,120	Amedisys, Inc. (a)(b)	825,694
27,170	Capital Senior Living Corp. (a)(b)	288,274
13,240	Genesis HealthCare Corp. (a)(b)	625,325
51,690	Greatbatch, Inc. (a)(b)	1,391,495
12,660	Healthspring, Inc. (a)	257,631
29,870	Option Care, Inc. (b)	425,648
7,200	Res-Care, Inc. (a)(b)	130,680

		3,944,747

	Hospital Management & Services — 0.22%
40,100	LifePoint Hospitals, Inc. (a)	1,351,370

	Instruments – Controls — 0.02%
11,900	X-Rite, Inc. (b)	146,370

	Insurance — 1.09%
32,400	21st Century Insurance Group (b)	571,860
24,100	Argonaut Group, Inc. (a)	840,126
30,800	CNA Surety Corp. (a)	662,200
3,300	FBL Financial Group, Inc., Class – A	128,964
3,100	Harleysville Group, Inc.	107,942
21,250	HCC Insurance Holdings, Inc.	681,913
800	Independence Holding Co. (b)	17,464
8,425	Meadowbrook Insurance Group, Inc. (a)	83,323
3,900	Navigators Group, Inc. (a)	187,902
1,500	PMA Capital Corp., Class – A (a)	13,830
45,100	ProAssurance Corp. (a)(b)	2,251,391
4,580	RLI Corp.	258,404
4,480	Selective Insurance Group, Inc.	256,659
21,040	Tower Group, Inc.	653,713

		6,715,691

	Internet Content — 0.08%
4,000	Harris Interactive, Inc. (a)	20,160
22,690	LoopNet, Inc. (a)(b)	339,896
19,000	SonicWALL, Inc. (a)	159,980

		520,036

	Internet Services — 0.04%
17,030	Cognet Communications Group, Inc. (a)	276,227

	Investment Company — 0.01%
2,100	GAMCO Investors, Inc., Class – A	80,766

	Machinery & Engineering — 0.34%
40,600	Applied Industrial Technologies, Inc. (b)	1,068,186
2,500	Chart Industries, Inc. (a)	40,525

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Machinery & Engineering (continued)
10,067	Flow International Corp. (a)(b)	$110,938
14,200	Lincoln Electric Holding, Inc.	857,964

		2,077,613

	Manufacturing — 1.90%
27,380	Actuant Corp., Class – A (b)	1,304,657
41,210	Acuity Brands, Inc.	2,144,568
39,100	Barnes Group, Inc.	850,425
35,560	Ceradyne, Inc. (a)(b)	2,009,140
44,320	EnPro Industries, Inc. (a)(b)	1,471,867
46,800	Gardner Denver, Inc. (a)	1,746,108
7,000	Koppers Holdings, Inc.	182,490
47,930	Trinity Industries, Inc. (b)	1,687,136
8,600	Volcom, Inc. (a)	254,302

		11,650,693

	Media — 0.04%
6,900	Media General, Inc., Class – A	256,473

	Medical Equipment & Supplies — 0.05%
45,500	Alliance Imaging, Inc. (a)	302,575

	Medical Products — 0.13%
5,300	Air Methods Corp. (a)(b)	147,976
16,100	Inverness Medical Innovation, Inc. (a)	623,070

		771,046

	Metals — 0.32%
53,500	Ladish Company, Inc. (a)(b)	1,983,780

	Miscellaneous Equipment Rental & Leasing — 0.16%
39,580	H&E Equipment Services, Inc. (a)	980,397

	Nursing Homes — 0.04%
12,000	Five Star Quality Care, Inc. (a)	133,800
7,000	Sun Healthcare Group, Inc. (a)	88,410

		222,210

	Oil & Gas — 0.68%
9,700	Alon USA Energy, Inc.	255,207
37,690	Berry Petroleum Co., Class – A	1,168,766
136,440	Enbridge Energy Management LLC (c)(a)	0
4,620	Geomet, Inc. (a)(b)	48,048
2,800	Hercules Offshore, Inc. (a)	80,920
10,150	Lufkin Industries, Inc.	589,512
30,600	NATCO Group, Inc., Class – A (a)	975,528
30,950	Parker Drilling Co. (a)	252,862
12,700	Rosetta Resources, Inc. (a)(b)	237,109
5,800	Seacor Smit, Inc. (a)(b)	575,012

		4,182,964

Shares	Security Description	Value
	Oil-Field Services — 0.24%
26,380	Trico Marine Services, Inc. (a)(b)	$1,010,618
10,000	W-H Energy Services, Inc. (a)	486,900

		1,497,518

	Paper & Related Products — 0.26%
27,500	Kadant, Inc. (a)	670,450
95,370	Xerium Technologies, Inc. (b)	933,672

		1,604,122

	Pharmaceuticals — 0.27%
23,448	Abraxis Bioscience, Inc (a)(b)	641,068
12,970	Bentley Pharmaceuticals, Inc. (a)(b)	131,905
19,480	Dendreon Corp. (a)(b)	81,232
9,000	DepoMed, Inc. (a)(b)	31,050
19,000	Perrigo Co.	328,700
8,040	Sciele Pharma, Inc. (a)(b)	192,960
8,470	Theravance, Inc. (a)	261,638

		1,668,553

	Plastics Products — 0.05%
12,400	Raven Industries, Inc. (b)	332,320

	Publishing & Printing — 0.01%
25,000	Primedia, Inc. (a)(b)	42,250

	Real Estate Investment Trust — 2.05%
31,570	American Home Mortgage Investment Corp. (b)	1,108,738
92,890	Anthracite Capital, Inc.	1,182,490
21,870	Capital Trust, Inc., Class – A (b)	1,092,188
42,090	CapitalSource, Inc. (b)	1,149,478
17,970	Crystal River Capital, Inc. (b)	458,774
18,850	Deerfield Triarc Capital Corp.	319,131
22,700	Diamondrock Hospitality Co.	408,827
7,700	Entertainment Properties Trust (b)	449,988
10,700	Getty Realty Corp. (b)	330,630
30,400	Gramercy Capital Corp.	939,056
13,730	Inland Real Estate Corp.	257,026
30,600	Innkeepers USA Trust	474,300
25,520	Jer Investors Trust, Inc. (b)	527,498
32,620	Luminent Mortgage Capital, Inc. (b)	316,740
55,410	Newcastle Investment Corp.	1,735,440
15,770	NorthStar Realty Finance Corp.	261,309
9,440	Realty Income Corp.	261,488
43,850	Senior Housing Properties Trust	1,073,448
14,300	Winston Hotels, Inc. (b)	189,475

		12,536,024

	Refuse Systems — 0.01%
3,280	Waste Services, Inc. (a) (b)	32,308

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Restaurants — 0.23%
18,260	Jack in the Box, Inc. (a)	$1,114,590
5,950	Morton’s Restaurant Group, Inc. (a)(b)	99,068
7,840	Ruby Tuesday, Inc.	215,130

		1,428,788

	Retail — 1.05%
31,880	Bon-Ton Stores, Inc. (b)	1,104,642
56,000	Coldwater Creek, Inc. (a)(b)	1,373,120
650	DSW, Inc., Class – A (a)	25,071
34,700	Insight Enterprises, Inc. (a)	654,789
6,800	Suburban Propane Partners LP	258,468
47,400	Talbots, Inc. (b)	1,142,340
48,120	Tween Brands, Inc. (a)	1,921,431

		6,479,861

	Rubber & Plastics — 0.12%
46,070	Myers Industries, Inc.	721,456

	Semiconductors — 0.40%
23,300	Applied Micro Circuits Corp. (a)(b)	82,948
48,300	Lattice Semiconductor Corp. (a)(b)	312,984
4,010	Nextest Systems Corp. (a)	45,193
15,700	Semitool, Inc. (a)(b)	208,967
34,900	Standard Microsystems Corp. (a)	976,502
18,200	Varian Semiconductor Equipment Associates, Inc. (a)	828,464

		2,455,058

	Services — 0.04%
8,370	Compass Minerals International, Inc.	264,157

	Steel — 0.11%
8,200	AK Steel Holding Corp. (a)	138,580
19,500	Mueller Water Products, Inc., Class – A	289,965
6,500	Schnitzer Steel Industries, Inc., Class – A	258,050

		686,595

	Telecommunications Equipment — 0.54%
24,900	Anaren, Inc. (a)	442,224
9,800	Ditech Networks Inc. (a)	67,816
4,680	Eschelon Telecom, Inc. (a)	92,711
23,400	Golden Telecom, Inc. (b)	1,096,056
53,400	Oplink Communications, Inc. (a)(b)	1,097,904
6,000	Optical Communication Products, Inc. (a)(b)	9,840
13,800	Symmetricom, Inc. (a) (b)	123,096
20,000	Time Warner Telecom, Inc., Class – A (a)	398,600

		3,328,247

Shares	Security Description	Value
	Tobacco — 0.00%
1	Vector Group Ltd.	$9

	Transportation & Shipping — 0.35%
6,800	American Commercial Lines, Inc. (a)(b)	445,468
43,760	Celadon Group, Inc. (a)	732,980
9,000	Greenbrier Cos., Inc. (b)	270,000
1,700	Hub Group, Inc., Class – A (a)	46,835
18,900	Kirby Corp. (a)	645,057

		2,140,340

	Utilities — 0.00%
1,300	Connecticut Water Service, Inc. (b)	29,575

	Wire & Cable Products — 0.03%
4,400	General Cable Corp. (a)	192,324

		112,792,364

	IronBridge Capital Management, LLC — 22.09%
	Advertising — 0.14%
23,643	inVentiv Health, Inc. (a)	835,780

	Aerospace/Defense — 0.74%
38,610	Moog, Inc., Class – A (a)	1,474,516
59,063	Orbital Sciences Corp. (a)	1,089,122
23,944	Triumph Group, Inc. (b)	1,255,384
14,220	United Industrial Corp. (b)	721,665

		4,540,687

	Auto Parts — 0.05%
16,000	Superior Industries International, Inc. (b)	308,320

	Banking & Finance — 2.53%
49,403	Cathay General Bancorp, Inc. (b)	1,704,898
53,432	Community Bank System, Inc. (b)	1,228,936
10,844	CompuCredit Corp. (a)(b)	431,700
31,923	Edwards (A.G.), Inc.	2,020,406
49,095	First Midwest Bancorp, Inc. (b)	1,898,995
2,250	Frontier Financial Corp. (b)	65,768
35,440	GATX Corp. (b)	1,535,615
54,136	Jefferies Group, Inc.	1,451,928
59,705	Pacific Capital Bancorp	2,004,893
33,011	PFF Bancorp, Inc.	1,139,210
51,748	United Bankshares, Inc. (b)	2,000,059

		15,482,408

	Building Products — 0.35%
36,550	Apogee Enterprises, Inc.	705,781
31,680	Universal Forest Products, Inc. (b)	1,476,921

		2,182,702

	Business Services — 0.74%
24,433	CRA International, Inc. (a)(b)	1,280,289
43,189	eFunds Corp. (a)	1,187,698

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management, LLC (continued)
	Business Services (continued)
38,554	Polycom, Inc. (a)	$1,191,704
112,430	Source Interlink Cos., Inc. (a)(b)	917,429

		4,577,120

	Chemicals — 1.48%
24,689	Albemarle Corp.	1,772,670
27,535	FCM Corp.	2,107,804
47,892	Lubrizol Corp.	2,400,827
50,995	Methanex Corp.	1,395,733
63,946	Symyx Technologies, Inc. (a)	1,380,594

		9,057,628

	Commercial Services — 0.29%
90,178	Quanta Services, Inc. (a)	1,773,801

	Communication Equipment — 0.12%
25,538	ViaSat, Inc. (a)	761,288

	Compuer Hardware — 0.11%
25,322	Intevac, Inc. (a)	657,106

	Computer Software & Services — 0.60%
35,350	Manhattan Associates, Inc. (a)	1,063,328
49,053	MapInfo Corp. (a)	640,142
38,796	Mercury Computer Systems, Inc. (a)	518,315
80,971	Parametric Technology Corp. (a)	1,459,097

		3,680,882

	Consumer Products & Services — 0.41%
29,746	Oxford Industries, Inc. (b)	1,476,889
39,450	Pets Coffee and Tea, Inc. (a)(b)	1,035,168

		2,512,057

	E-Commerce — 0.22%
54,399	aQuantive, Inc. (a)(b)	1,341,479

	Electric Utilities — 0.51%
66,704	Avista Corp.	1,688,278
39,098	Black Hills Corp. (b)	1,444,280

		3,132,558

	Electrical & Electronics — 1.41%
157,421	Aeroflex, Inc. (a)	1,844,974
24,985	Analogic Corp. (b)	1,402,658
136,025	Kemet Corp. (a) (b)	992,983
26,439	Thomas & Betts Corp. (a)	1,250,036
38,245	Trimble Navigation Ltd. (a)	1,940,168
30,905	Woodward Governor Co.	1,227,238

		8,658,057

Shares	Security Description	Value
	Electronic Components & Instruments — 0.23%
45,060	Flir Systems, Inc. (a)(b)	$1,434,260

	Footwear — 0.38%
82,538	Wolverine World Wide, Inc.	2,353,984

	Golf — 0.26%
112,600	Callaway Golf Co.	1,622,566

	Instruments – Controls — 0.13%
20,011	NovAtel, Inc. (a)(b)	798,439

	Insurance — 0.81%
18,955	FBL Financial Group, Inc., Class – A (b)	740,761
28,707	Midland Co. (b)	1,204,259
31,307	Selective Insurance Group, Inc.	1,793,578
29,064	Stewart Information Services Corp. (b)	1,260,215

		4,998,813

	Lasers – Systems/Components — 0.26%
26,294	Rofin-Sinar Technologies, Inc. (a)	1,589,735

	Machinery & Engineering — 0.84%
43,391	Astec Industries, Inc. (a)(b)	1,523,024
38,310	IDEX Corp.	1,816,277
30,072	Lincoln Electric Holding, Inc. (b)	1,816,950

		5,156,251

	Manufacturing — 0.54%
44,248	Kaydon Corp. (b)	1,758,416
61,215	Progressive Gaming International (a)(b)	555,220
28,930	Yankee Candle Co.	991,720

		3,305,356

	Media — 0.17%
28,818	Media General, Inc., Class – A	1,071,165

	Medical – Biomedical/Genetic — 0.44%
57,003	Exelixis, Inc. (a)(b)	513,027
48,327	Varian, Inc. (a)	2,164,566

		2,677,593

	Medical Products — 1.18%
38,842	ABIOMED, Inc. (a)(b)	547,672
102,025	Cepheid, Inc. (a)(b)	867,213
30,796	Foxhollow Technologies, Inc. (a)(b)	664,578
7,250	Intuitive Surgical, Inc. (a)(b)	695,275
58,224	Owens & Minor, Inc. (b)	1,820,665
29,575	Respironics, Inc. (a)	1,116,456
12,721	Techne Corp. (a)(b)	705,379
47,119	Thoratec Corp. (a)(b)	828,352

		7,245,590

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management, LLC (continued)
	Medical Systems — 0.47%
43,124	Cerner Corp. (a)(b)	$1,962,142
29,924	SonoSite, Inc. (a)(b)	925,549

		2,887,691

	Metals — 0.28%
38,150	Commercial Metals Co.	984,270
9,570	RTI International Metals, Inc. (a)(b)	748,565

		1,732,835

	Oil & Gas — 0.82%
28,897	AGL Resources, Inc.	1,124,382
33,760	Cabot Oil & Gas Corp., Class – A	2,047,544
22,191	Unit Corp. (a)	1,075,154
22,398	WD-40 Co.	781,018

		5,028,098

	Oil-Field Services — 0.56%
15,740	FMC Technologies, Inc. (a)	970,056
29,940	Oceaneering International, Inc. (a)	1,188,618
40,337	Oil States International, Inc. (a)(b)	1,300,062

		3,458,736

	Optical Supplies — 0.34%
105,234	Oakley, Inc. (b)	2,110,994

	Paper & Related Products — 0.21%
59,346	Longview Fibre Co.	1,302,645

	Pharmaceuticals — 0.16%
36,010	Allscripts Healthcare Solution, Inc. (a)(b)	971,910

	Plastics Products — 0.15%
34,327	Raven Industries, Inc. (b)	919,964

	Real Estate Investment Trust — 0.90%
105,964	Annaly Mortgage Management (b)	1,473,959
40,166	Corporate Office Properties (b)	2,027,178
35,478	Mid-America Apartment Communities, Inc.	2,030,761

		5,531,898

	Restaurants — 0.24%
43,671	California Pizza Kitchen, Inc. (a)	1,454,681

	Retail — 1.02%
6,002	Guitar Center, Inc. (a)	272,851
51,677	Men’s Wearhouse, Inc.	1,977,161
40,340	Stage Stores, Inc.	1,225,933
34,924	Tractor Supply Co. (a)(b)	1,561,452
31,246	Tween Brands, Inc. (a)(b)	1,247,653

		6,285,050

Shares	Security Description	Value
	Schools — 0.21%
12,394	Strayer Education, Inc. (b)	$1,314,384

	Semiconductors — 0.79%
43,057	Cohu, Inc.	868,029
85,615	Cypress Semiconductor Corp. (a)(b)	1,444,325
39,398	Varian Semiconductor Equipment Associates, Inc. (a)	1,793,397
41,460	Veeco Instruments, Inc. (a)(b)	776,546

		4,882,297

	Storage/Warehousing — 0.16%
36,990	Mobile Mini, Inc. (a)(b)	996,511

	Superconductor Products and Systems — 0.08%
52,537	American Superconductor Corp. (a)(b)	515,388

	Telecommunications Equipment — 0.15%
60,983	Tekelec (a)(b)	904,378

	Toys — 0.27%
178,286	Leapfrog Enterprises, Inc. (a)(b)	1,690,151

	Transportation & Shipping — 0.34%
24,936	Alexander & Baldwin, Inc. (b)	1,105,662
47,824	OMI Corp. (b)	1,012,434

		2,118,096

		135,861,332

	Sterling Johnston Capital Management, Inc. — 16.11%
	Advertising — 0.15%
26,500	inVentiv Health, Inc. (a)	936,775

	Aerospace/Defense — 0.68%
54,000	AAR Corp. (a)(b)	1,576,259
48,450	BE Aerospace, Inc. (a)	1,244,196
178,800	Taser International, Inc. (a)(b)	1,360,668

		4,181,123

	Agriculture — 0.37%
53,650	Andersons, Inc. (b)	2,274,224

	Apparel Manufacturers — 0.20%
49,000	Carter’s, Inc. (a)(b)	1,249,500

	Banking & Finance — 0.20%
28,450	Advanta Corp., Class – B	1,241,274

	Building Products — 0.08%
16,150	Simpson Manufacturing Co., Inc. (b)	511,148

	Business Services — 0.15%
30,800	Euronet Worldwide, Inc. (a)(b)	914,452

	Casino & Gambling — 0.18%
24,300	Bally Technologies, Inc. (a)(b)	453,924
25,500	Shuffle Master, Inc. (a)	668,100

		1,122,024

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	Chemicals — 0.20%
63,400	Zoltek Cos., Inc. (a)(b)	$1,247,078

	Commercial Services — 0.14%
22,800	Bankrate, Inc. (a)(b)	865,260

	Communication Equipment — 0.10%
21,650	j2 Global Communications, Inc. (a)(b)	589,963

	Computer Equipment — 0.11%
38,350	Trident Microsystems, Inc. (a)	697,203

	Computer Hardware Manufacturing — 0.06%
11,150	Rackable Systems, Inc. (a)(b)	345,316

	Computer Software — 0.76%
80,050	Concur Technologies, Inc. (a)(b)	1,284,001
118,800	Opsware, Inc. (a)(b)	1,047,816
40,100	SPSS, Inc. (a)	1,205,807
35,400	Transaction Systems Architecture, Inc. (a)	1,152,978

		4,690,602

	Computer Software & Services — 0.65%
30,200	Ansoft Corp. (a)	839,560
94,350	Aspen Technology, Inc. (a)(b)	1,039,737
39,600	Blackboard, Inc. (a)(b)	1,189,583
26,750	Weber Communications, Inc. (a)(b)	933,308

		4,002,188

	Construction — 0.23%
87,250	Horizon Offshore, Inc. (a)	1,422,175

	Consulting Services — 0.17%
19,200	Advisory Board Co. (a)	1,027,968

	Consumer Products & Services — 0.34%
21,450	Monroe Muffler Brake, Inc.	752,895
8,350	Oxford Industries, Inc. (b)	414,578
90,200	Smith & Wesson Holding Corp. (a)(b)	932,668

		2,100,141

	Distribution/Wholesale — 0.17%
44,950	LKQ Corp. (a)(b)	1,033,401

	E-Commerce — 0.27%
66,300	aQuantive, Inc. (a)(b)	1,634,958

	Educational Software — 0.08%
83,500	SkillSoft PLC – ADR (a)	518,535

	Electrical & Electronics — 0.31%
25,650	Belden CDT, Inc. (b)	1,002,658
45,450	Microsemi Corp. (a)(b)	893,093

		1,895,751

Shares	Security Description	Value
	Electrical Equipment — 0.14%
25,600	Superior Essex, Inc. (a)	$851,200

	Electronic Components & Instruments — 0.15%
51,750	Silicon Image, Inc. (a)	658,260
9,900	Synaptics, Inc. (a)	293,931

		952,191

	Energy — 0.61%
30,700	Energy Conversion Devices, Inc. (a)(b)	1,043,186
153,150	Evergreen Solar, Inc. (a)(b)	1,159,346
60,450	Toreador Resources Corp. (a)(b)	1,557,796

		3,760,328

	Entertainment — 0.14%
81,550	Lions Gate Entertainment Corp. (a)	875,032

	Finance – Brokers — 0.34%
48,850	Investment Technology Group, Inc. (a)	2,094,688

	Food — 0.10%
68,900	SunOpta, Inc. (a)(b)	606,320

	Forest Products & Papers — 0.25%
46,100	Albany International Corp., Class – A	1,517,151

	Health Care — 0.59%
21,000	Amedisys, Inc. (a)(b)	690,270
42,650	Eclipsys Corp. (a)	876,884
30,750	Molina Healthcare, Inc. (a)(b)	999,683
37,450	PAREXEL International Corp. (a)	1,084,926

		3,651,763

	Hotel/Gaming — 0.08%
28,350	Trump Entertainment Resorts, Inc. (a)(b)	517,104

	Instruments – Controls — 0.05%
24,800	X-Rite, Inc. (b)	305,040

	Internet Services — 0.54%
39,700	Cognet Communications Group, Inc. (a)	643,934
97,250	Ixia (a)	933,600
48,300	RADVision Ltd. (a)	969,864
49,050	Tom Online, Inc. – ADR (a)(b)	759,294

		3,306,692

	Lasers – Systems/Components — 0.11%
30,100	IntraLase Corp. (a)(b)	673,638

	Machinery & Engineering — 0.56%
9,750	Middleby Corp. (a)(b)	1,020,533
9,900	Nacco Industries, Inc.	1,352,340
60,300	Tesco Corp. (a)	1,065,501
1	TurboChef Technologies, Inc. (a)(b)	17

		3,438,391

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	Manufacturing — 0.19%
34,600	American Railcar Industries, Inc.	$1,177,784

	Medical – Biomedical/Genetic — 0.47%
16,150	Digene Corp. (a)	773,908
115,500	Exelixis, Inc. (a)	1,039,500
27,100	Illumina, Inc. (a)	1,065,301

		2,878,709

	Medical Products — 0.35%
41,650	China Medical Technologies, Inc. (a)(b)	1,127,466
37,300	Viasys Healthcare, Inc. (a)	1,037,686

		2,165,152

	Metals — 0.43%
35,650	Century Aluminum Co. (a)(b)	1,591,773
13,450	RTI International Metals, Inc. (a)(b)	1,052,059

		2,643,832

	Miscellaneous Equipment Rental & Leasing — 0.23%
57,100	H&E Equipment Services, Inc. (a)	1,414,367

	Oil & Gas — 1.22%
64,000	Berry Petroleum Co., Class – A	1,984,639
438,450	Gastar Exploration Ltd. (a)(b)	942,668
54,850	Hercules Offshore, Inc. (a)	1,585,165
409,000	Ivanhoe Energy, Inc. (a)	552,150
103,850	Petrohawk Energy Corp. (a)	1,194,275
363,600	Transmeridian Exploration, Inc. (a)(b)	1,254,420

		7,513,317

	Pharmaceuticals — 1.24%
86,950	Arena Pharmaceuticals, Inc. (a)(b)	1,122,524
45,300	Aspreva Pharmaceuticals Corp. (a)	929,556
63,650	BioMarin Pharmaceutical, Inc. (a)	1,043,224
42,500	HealthExtras, Inc. (a)	1,024,250
73,550	Keryx Biopharmaceuticals, Inc. (a)	978,215
33,900	Medarex, Inc. (a)(b)	501,381
36,500	Pharmion Corp. (a)(b)	939,510
26,450	Polymedica Corp. (b)	1,068,844

		7,607,504

	Retail — 0.83%
31,800	A.C. Moore Arts & Crafts, Inc. (a)(b)	689,106
103,300	Retail Ventures, Inc. (a)(b)	1,966,831
13,650	Steven Madden Ltd.	478,979
25,200	Tween Brands, Inc. (a)	1,006,235
144,050	Wet Seal, Inc., Class – A (a)(b)	960,814

		5,101,965

Shares	Security Description	Value
	Semiconductors — 0.26%
128,200	Cirrus Logic, Inc. (a)	$882,016
8,000	Diodes, Inc. (a)(b)	283,840
11,000	Supertex, Inc. (a)	431,750

		1,597,606

	Services — 0.11%
19,600	Kenexa Corp. (a)	651,896

	Steel — 0.09%
29,850	Claymont Steel Holdings, Inc. (a)	548,942

	Telecommunications Equipment — 0.21%
20,650	Nice Systems Ltd. (a)	635,607
44,400	Tekelec (a)	658,452

		1,294,059

	Transportation — 0.10%
22,800	Genesee & Wyoming, Inc., Class – A (a)	598,272

	Transportation & Shipping — 0.71%
62,150	DryShips, Inc. (b)	1,119,321
32,700	Forward Air Corp.	946,011
55,750	Horizon Lines, Inc., Class – A	1,503,019
28,350	Hub Group, Inc., Class – A (a)	781,043

		4,349,394

	Utilities — 0.41%
68,700	Infrasource Services, Inc. (a)	1,495,599
27,100	Ormat Technologies, Inc. (b)	997,822

		2,493,421

		99,086,817

	Total Common Stocks (Cost $493,458,478)	596,016,752

	Mutual Fund — 0.85%
	Geewax, Terker & Co. — 0.85%
12,700	iShares Russell 2000 Index Fund	991,235
45,200	iShares Russell 2000 Value Index Fund (b)	3,616,904
8,900	PowerShares Dynamic Insurance Portfolio	164,116
12,500	PowerShares Dynamic Telecommunications & Wireless Portfolio	241,625
12,300	PowerShares High Growth Rate Dividend Achievers Portfolio	207,255

	Total Mutual Fund (Cost $4,588,508)	5,221,135

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2006 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Repurchase Agreement — 1.42%
	Frontier Capital Management Co. — 1.29%
7,926,662	Bankers Trust Co., Repurchase Agreement, dated 12/29/06, due 1/2/07 at 4.50% with a maturity value of $7,930,625 (Collateralized by U.S. Treasury Bills, 4.94%*, 3/22/07, with a market value of $8,180,000)	$7,926,662

	Geewax, Terker & Co. — 0.13%
819,030	Bankers Trust Co., Repurchase Agreement, dated 12/29/06, due 1/2/07 at 4.50% with a maturity value of $819,439 (Collateralized by U.S. Treasury Bills, 4.94%*, 3/22/07, with a market value of $845,000)	819,030

	Total Repurchase Agreement (cost $8,745,692)	8,745,692

	Securities Held as Collateral for Securities on Loan — 37.65%
231,587,797	State Street Navigator Securities Lending Prime Portfolio	231,587,797

	Total Securities Held as Collateral for Securities on Loan (cost $231,587,797)	231,587,797

	Time Deposit — 0.92%
	Franklin Portfolio Associates — 0.10%
611,617	Liquidity Management Control System Time Deposit	611,617

	IronBridge Capital Management, LLC — 0.69%
4,208,677	Liquidity Management Control System Time Deposit	4,208,678

	Sterling Johnston Capital Management, Inc. — 0.13%
818,000	Liquidity Management Control System Time Deposit	818,000

	Total Time Deposit (cost $5,638,295)	5,638,295

Principal Amount	Security Description	Value
	Warrant — 0.08%
	Sterling Johnston Capital Management, Inc. — 0.08%
	Telecommunications Equipment — 0.08%
112,100	XO Holdings, Inc., Warrant, 0.00%, 1/16/10 (b)	$482,030

	Total Warrant (cost $495,582)	482,029

	Total Investments (cost $744,514,352) — 137.82%	847,691,700
	Liabilities in excess of other assets — (37.82%)	(232,614,768)

	Net Assets — 100.00%	$615,076,932

(a)	Represents non-income producing security.

(b)	All or part of this security has been loaned as of December 31, 2006.

(c)	Escrow Security due to bankruptcy

ADR — American Depositary Receipt

*	Rate disclosed represents yield effective at purchase.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks — 98.74%
	Artisan Partners LP — 33.88%
	Australia — 0.84%
824,423	Publishing & Broadcasting Ltd. (Media)	$13,889,251

	Austria — 0.34%
79,551	Wiener Staedtische Versicherung AG (Insurance)	5,585,989

	Belgium — 0.65%
247,745	Fortis AG (Diversified Financial Services)	10,565,370
365	Umicore (Chemicals)	62,148

		10,627,518

	Brazil — 0.12%
493,667	Vivo Participacoes SA, Preferred – ADR (Wireless Telecommunication Services)	2,024,035

	Canada — 0.10%
59,700	Nortel Networks Corp. (Diversified Telecommunication Services) (a)	1,595,781

	Denmark — 0.14%
22,550	Carlsberg A/S, Class B (Beverages)	2,239,868

	Finland — 0.85%
494,695	Fortum Oyj (Electric Utilities)	14,077,616

	France — 3.82%
65,649	Alstom (Electrical Equipment) (a)	8,899,004
212,766	Bouygues SA (Wireless Telecommunication Services)	13,656,811
159,117	Carrefour SA (Food & Staples Retailing)	9,648,291
122,636	Electricite de France (Electric Utilities)	8,935,110
79,527	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	8,392,202
98,350	Technip SA (Energy Equipment & Services)	6,750,261
51,925	Vinci SA (Construction & Engineering)	6,634,294

		62,915,973

	Germany — 3.97%
82,571	Allianz SE (Insurance)	16,883,009
22,308	Bayerische Motoren Werke AG (Automobiles)	1,283,778
1,085,900	China Merchants Holdings International Co., Ltd. (Transportation Infastructure)	4,453,786

Shares	Security Description	Value
	Germany (continued)
1,159,700	China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	$10,019,908
182,283	Deutsche Post AG (Air Freight & Logistics)	5,509,656
46,741	E.ON AG (Electric Utilities)	6,372,343
61,842	Fraport AG (Transportation Infrastructure)	4,433,902
49,476	IVG Immobilien AG (Real Estate Management & Developemnt)	2,154,367
129,802	RWE AG (Multi-Utilities)	14,298,899

		65,409,648

	Hong Kong — 2.03%
209,200	HSBC Holdings PLC (Commercial Banks)	3,835,571
685,900	Hutchison Whampoa Ltd. (Industrial Conglomerates)	6,971,263
1,149,200	MTR Corp., Ltd. (Road & Rail)	2,890,103
1,593,530	NWS Holdings Ltd. (Industrial Conglomerates)	3,646,944
737,600	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	8,473,528
710,186	Swire Pacific Ltd., Class A (Real Estate Management & Development)	7,628,996

		33,446,405

	Italy — 1.85%
352,587	Banca Intesa SpA (Commercial Banks)	2,722,482
210,054	Mediobanca SpA (Capital Markets)	4,960,028
280,339	Saipem SpA (Energy Equipment & Services)	7,304,214
519,045	Telecom Italia SpA (Diversified Telecommunication Services)	1,568,857
1,258,571	Telecom Italia SpA – RNC (Diversified Telecommunication Services)	3,192,816
1,224,961	UniCredito Italiano SpA (Commercial Banks)	10,735,770

		30,484,167

	Japan — 5.84%
101,000	Aiful Corp. (Consumer Finance)	2,843,516
247,800	Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	5,112,606
389,500	Credit Saison Co., Ltd. (Consumer Finance)	13,420,876
2,210	Japan Tobacco, Inc. (Tobacco)	10,679,469

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Artisan Partners LP (continued)
	Japan (continued)
9,532	Jupiter Telecommunications Co., Ltd. (Media) (a)	$7,690,327
10,600	Keyence Corp. (Electrical Equipment & Instruments)	2,627,061
73,600	Millea Holdings, Inc. (Insurance)	2,597,865
203,800	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	5,275,267
492,000	Mitsubishi Heavy Industries Ltd. (Machinery)	2,236,927
502	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	6,201,698
212,800	Mitsui Fudosan Co., Ltd. (Real Estate Management & Development)	5,195,260
884	Mizuho Financial Group, Inc. (Commercial Banks)	6,314,816
670	NTT Data Corp. (IT Services)	3,355,912
2,734	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	4,319,624
45,720	ORIX Corp. (Consumer Finance)	13,236,860
1,593,900	Taisei Corp. (Construction & Engineering)	4,862,473

		95,970,557

	Luxembourg — 0.17%
25,137	RTL Group (Media)	2,810,216

	Mexico — 0.98%
336,200	Grupo Televisa SA – ADR (Media)	9,080,762
1,597,400	Wal-Mart de Mexico SA de CV, Series V (Food & Staples Retailing)	7,033,295

		16,114,057

	Netherlands — 1.43%
432,541	ASML Holding NV (Semiconductors & Semiconductor Equipment) (a)	10,756,005
56,700	ASML Holding NV – NY Shares (Semiconductors & Semiconductor Equipment) (a)	1,396,521
203,923	ING Groep NV (Diversified Financial Services)	9,041,054
83,675	Unilever NV – CVA (Food Products)	2,286,172

		23,479,752

Shares	Security Description	Value
	Norway — 0.62%
148,200	Acergy SA (Energy Equipment & Services) (a)	$2,853,659
18,600	Renewable Energy Corp. AS (Semiconductors & Semiconductor Equipment) (a)	340,244
417,000	Seadrill Ltd. (Energy Equipment & Services) (a)	7,042,562

		10,236,465

	Russia — 0.84%
83,132	Lukoil – ADR (Oil, Gas & Consumable Fuels)	7,311,459
27,900	NovaTek OAO – GDR (Oil, Gas Consumable Fuels)	1,771,650
44,341	RAO Unified Energy System – GDR (Electric Utilities)	4,788,828

		13,871,937

	Singapore — 0.94%
517,100	Keppel Corp., Ltd. (Industrial Conglomerates)	5,936,312
837,100	Singapore Airlines Ltd. (Airlines)	9,555,313

		15,491,625

	South Korea — 0.55%
40,025	Hana Financial Group, Inc. (Commercial Banks)	2,105,672
64,780	Kookmin Bank (Commercial Banks) (a)	5,220,035
32,440	Shinhan Financial Group Co., Ltd. (Commercial Banks) (a)	1,657,773

		8,983,480

	Spain — 0.56%
60,330	Gamesa Corporacion Tecnologica SA (Electrical Equipment)	1,660,283
115,288	Industria de Diseno Textil SA (Specialty Retail)	6,210,028
62,068	Telefonica SA (Diversified Telecommunication Services)	1,320,613

		9,190,924

	Switzerland — 4.66%
126,440	Adecco SA (Commercial Services & Supplies)	8,641,433
37,543	Nestle SA (Food Products)	13,345,472
131,952	Novartis AG (Pharmaceuticals)	7,609,907
58,676	Roche Holding AG (Pharmaceuticals)	10,525,167
9,707	Roche Holding AG – Genusscheine (Pharmaceuticals)	1,972,320

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Artisan Partners LP (continued)
	Switzerland (continued)
3,752	Swatch Group AG (Textiles, Apparel & Luxury Goods)	$829,346
140,891	Swiss Re (Insurance)	11,982,848
358,083	UBS AG (Capital Markets)	21,768,366

		76,674,859

	Taiwan — 0.09%
142,201	Taiwan Semiconductor Manufacturing Co., Ltd. – ADR (Semiconductors & Semiconductor Equipment)	1,554,257

	United Kingdom — 2.50%
418,142	Barclays PLC (Commercial Banks)	5,975,796
509,736	Cadbury Schweppes PLC (Food Products)	5,453,616
111,318	Carnival PLC (Hotels, Restaurants & Leisure)	5,639,996
112,273	HSBC Holdings PLC (Commercial Banks)	2,046,323
1,727,263	Kingfisher PLC (Specialty Retail)	8,064,844
351,827	Lloyds TSB Group PLC (Commercial Banks)	3,936,357
130,714	Vodafone Group PLC (Wireless Telecommunication Services)	362,099
1,957,011	William Morrison Supermarkets PLC (Food & Staples Retailing)	9,750,574

		41,229,605

		557,903,985

	Capital Guardian Trust Co. — 61.85%
	Australia — 2.18%
296,800	Amcor Ltd. (Containers & Packaging)	1,697,981
20	BHP Billiton Ltd. (Metals & Mining)	399
195,435	Brambles Ltd. (Commercial Services & Supplies) (a)	1,978,608
478,639	Foster’s Group Ltd. (Beverages)	2,613,636
670,923	Insurance Australia Group Ltd. (Insurance)	3,361,842
55,091	Macquarie Bank Ltd. (Capital Markets)	3,431,260
60,764	News Corp. (Media)	1,312,837
80,236	Promina Group Ltd. (Insurance)	438,133
497,248	Qantas Airways Ltd. (Airlines)	2,048,210
131,424	QBE Insurance Group Ltd. (Insurance)	2,991,929

Shares	Security Description	Value
	Australia (continued)
412,085	Rinker Group Ltd. (Construction Materials)	$5,869,415
555,553	Telstra Corp., Ltd. (Diversified Telecommunication Services)	1,814,917
394,300	Telstra Corp., Ltd. – Installment Receipts (Diversified Telecommunication Services) (a)	836,970
142,500	Toll Holdings Ltd. (Road & Rail)	2,054,396
292,216	Woolworths Ltd. (Food & Staples Retailing)	5,511,029

		35,961,562

	Austria — 0.33%
22,100	Raiffeisen International Bank Holding AG (Commercial Banks)	3,369,417
75,300	Telekom Austria AG (Diversified Telecommunications Services)	2,017,594

		5,387,011

	Belgium — 0.20%
48,100	UCB SA (Pharmaceuticals)	3,298,173

	Canada — 4.09%
151,600	Abitibi-Consolidated, Inc. (Paper & Forest Products)	388,785
224,500	Alcan, Inc. (Metals & Mining)	10,933,278
260,600	Barrick Gold Corp. (Metals & Mining)	8,000,420
217,800	Cameco Corp. (Oil, Gas & Consumable Fuels)	8,817,360
25,800	Canadian Imperial Bank of Commerce (Commercial Banks)	2,175,264
170,300	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	9,078,090
36,800	EnCana Corp. (Oil, Gas & Consumable Fuels)	1,693,703
54,300	Finning International, Inc. (Trading Companies & Distributors)	2,225,746
53,800	Manulife Financial Corp. (Insurance)	1,815,790
74,800	Methanex Corp. (Chemicals)	2,046,591
69,700	Potash Corp. of Saskatchewan, Inc. (Chemicals)	9,983,618
49,400	Rogers Communications, Inc., Class B (Wireless Telecommunications Services)	1,470,263
45,000	Royal Bank of Canada (Commercial Banks)	2,142,122
59,300	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4,668,623
32,200	Toronto-Dominion Bank (Commercial Banks)	1,925,537

		67,365,190

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Denmark — 0.27%
53,800	Novo Nordisk A/S (Pharmaceuticals)	$4,481,825

	Finland — 0.67%
48,300	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	1,468,196
85,700	Nokia Oyj (Communications Equipment)	1,751,034
120,600	Stora Enso Oyj (Paper & Forest Products)	1,910,167
234,600	UPM-Kymmene Oyj (Paper & Forest Products)	5,920,505

		11,049,902

	France — 7.19%
43,600	Accor SA (Hotels, Restaurants & Leisure)	3,378,061
12,867	Air Liquide SA (Chemicals)	3,055,282
62,000	Axa (Insurance)	2,509,853
88,020	BNP Paribas (Commercial Banks)	9,602,118
248,474	Bouygues SA (Wireless Telecommunication Services)	15,948,802
31,300	Compagnie Generale des Etablissements Michelin, Class B (Auto Components)	2,995,196
32,900	Dassault Systems SA (Software)	1,745,681
27,600	Essilor International SA (Health Care Equipment & Supplies)	2,967,174
21,860	Groupe Danone (Food Products)	3,312,340
45,300	L’Oreal SA (Personal Products)	4,538,191
46,500	Lafarge SA (Construction Materials)	6,917,031
55,940	PagesJaunes SA (Media)	1,112,701
43,300	Renault SA (Automobiles)	5,200,824
230,200	Sanofi-Aventis (Pharmaceuticals)	21,253,764
81,900	Schneider Electric SA (Electrical Equipment)	9,091,232
20,475	Societe Generale (Commercial Banks)	3,475,423
88,300	Thales SA (Aerospace & Defense)	4,403,170
105,540	Total SA (Oil, Gas & Consumable Fuels)	7,612,899
75,600	Veolia Environnement (Multi Utilities)	5,827,436
88,900	Vivendi SA (Media)	3,474,426

		118,421,604

	Germany — 3.09%
30,300	Allianz AG – Registered (Insurance)	6,195,337
38,900	Bayer AG (Chemicals)	2,096,389

Shares	Security Description	Value
	Germany (continued)
28,200	Bayerische Motoren Werke AG (Automobiles)	$1,622,850
62,000	Commerzbank AG (Commercial Banks)	2,352,732
17,100	Continental AG (Auto Components)	1,990,934
84,000	DaimlerChrysler AG (Automobiles)	5,203,226
15,900	Deutsche Bank AG (Capital Markets)	2,131,808
80,000	Deutsche Post AG (Air Freight & Logistics)	2,418,067
118,400	SAP AG (Software)	6,304,207
34,400	SAP AG – ADR (Software)	1,826,640
112,600	Siemens AG (Industrial Conglomerates)	11,235,774
65,600	Volkswagen AG (Automobiles)	7,442,915

		50,820,879

	Greece — 0.11%
48,200	OPAP SA (Hotels, Restaurants & Leisure)	1,862,777

	Hong Kong — 1.39%
806,600	Bank of East Asia Ltd. (Commercial Banks)	4,568,282
1,301,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	3,261,825
1,936,000	Industrial & Commercial Bank of China (Commercial Banks) (a)	1,202,268
1,006,000	Johnson Electric Holdings Ltd. (Electrical Equipment)	689,404
1,082,200	Li & Fung Ltd. (Distributors)	3,367,222
208,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,389,498
694,500	Swire Pacific Ltd. (Real Estate Management & Development)	7,460,494

		22,938,993

	Ireland — 0.51%
147,300	CRH PLC (Construction Materials)	6,132,072
126,400	Depfa Bank PLC (Commercial Banks)	2,262,297

		8,394,369

	Israel — 0.08%
44,000	Teva Pharmaceutical Industries Ltd. – ADR (Pharmaceuticals)	1,367,520

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Italy — 0.41%
390,000	Banca Intesa SpA (Commercial Banks)	$3,011,365
65,000	ENI SpA (Oil, Gas & Consumable Fuels)	2,186,027
67,300	SanPaolo IMI SpA (Commercial Banks)	1,563,402

		6,760,794

	Japan — 16.07%
59,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	3,393,092
239,000	AEON Co., Ltd. (Food & Staples Retailing)	5,172,073
75,000	Bank of Yokohama Ltd. (Commercial Banks)	587,444
91,700	Bridgestone Corp. (Auto Components)	2,046,084
95,100	Canon, Inc. (Office Electronics)	5,354,820
22,000	Daimura, Inc. (Multiline Retail)	298,227
126,000	Daiwa House Industries Co., Ltd. (Household Durables)	2,191,949
86,500	Fanuc Ltd. (Machinery)	8,519,876
360,000	Hankyu Hanshin Holdings, Inc. (Industrial Conglomerates)	2,057,316
17,900	Hirose Electric Co., Ltd. (Electronic Equipment & Instruments)	2,032,347
71,300	Hoya Corp. (Electronic Equipment & Instruments)	2,780,334
21,600	Idemitsu Kosan Co., Ltd. (Oil Gas & Consumable Fuels) (a)	2,174,704
243	INPEX Holdings, Inc. (Oil Gas & Consumable Fuels) (a)	1,997,260
579	Japan Tobacco, Inc. (Tobacco)	2,797,924
137,000	Kao Corp. (Household Products)	3,695,857
8,600	Keyence Corp. (Electronic Equipment & Instruments)	2,131,389
120,300	Millea Holdings, Inc. (Insurance)	4,246,239
339,800	Mitsubishi Corp. (Trading Companies& Distributors)	6,396,773
324,000	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	8,386,587
582,000	Mitsubishi Heavy Industries Ltd. (Machinery)	2,646,122
497	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	6,139,928
136,000	Mitsui & Co., Ltd. (Trading Companies & Distributors)	2,034,457

Shares	Security Description	Value
	Japan (continued)
227,000	Mitsui O.S.K. Lines Ltd. (Marine Cargo Handling)	$2,239,667
1,217	Mizuho Financial Group, Inc. (Commercial Banks)	8,693,588
19,800	Murata Manufacturing Co., Ltd. (Electronic Equipment & Instruments)	1,339,524
111,000	NGK SPARK PLUG Co., Ltd. (Auto Components)	2,089,587
28,200	Nidec Corp. (Electronic Equipment & Instruments)	2,180,351
92,000	Nikon Corp. (Leisure Equipment & Products)	2,017,985
30,300	Nintendo Co., Ltd. (Software)	7,868,476
194,000	Nippon Electric Glass Co., Ltd. (Electronic Equipment & Instruments)	4,075,973
386	Nippon Telegraph & Telephone Corp. (NTT) (Diversified Telecommunications Services)	1,900,966
769,600	Nissan Motor Co., Ltd. (Automobiles)	9,268,315
84,600	Nitto Denko Corp. (Chemicals)	4,237,465
108,000	Nomura Holdings, Inc. (Capital Markets)	2,037,650
930	NTT Urban Development Corp. (Real Estate Management & Development)	1,797,630
7,500	ORIX Corp. (Consumer Finance)	2,171,401
21,500	Rohm Co. (Semiconductors & Semiconductor Equipment)	2,141,146
18,800	Shimamura Co., Ltd. (Specialty Retail)	2,159,812
72,600	Shin-Etsu Chemical Co., Ltd. (Chemicals)	4,862,778
42,000	SMC Corp. (Machinery)	5,958,148
869,400	Softbank Corp. (Wireless Telecommunication Services)	16,914,539
166,200	Sompo Japan Insurance, Inc. (Insurance)	2,032,280
29,100	SONY Corp. (Household Durables)	1,247,248
439,100	Sumitomo Corp. (Trading Companies & Distributors)	6,572,293
506,000	Sumitomo Metal Industries Ltd. (Metals & Mining)	2,198,521
2,544	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	26,083,537
144,000	Sumitomo Realty & Development Co., Ltd. (Real Estate Management & Development)	4,622,909

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
377,700	Suzuki Motor Corp. (Automobiles)	$10,665,367
27,850	T&D Holdings, Inc. (Insurance)	1,841,999
55,300	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	3,796,966
20,000	Tokuyama Corp. (Chemicals)	304,563
106,300	Tokyo Electric Power Co., Inc. (Electric Utilities)	3,439,407
92,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	7,268,140
606,000	Tokyo Gas Co., Ltd. (Gas Utilities)	3,223,784
467,000	Tokyu Corp. (Road & Rail)	2,990,621
1,154,000	Toshiba Corp. (Computers & Peripherals)	7,516,178
21,500	Toyota Motor Corp. (Automobiles)	1,438,272
99,500	Trend Micro, Inc. (Software)	2,918,354
70,000	Ushio, Inc. (Electrical Equipment)	1,438,356
10,590	Yahoo Japan Corp. (Internet Software & Services)	4,218,556
60,750	Yamada Denki Co., Ltd. (Specialty Retail)	5,156,526
303,500	Yamato Holdings Co., Ltd. (Air Freight & Logistics)	4,667,661

		264,677,341

	Luxembourg — 0.15%
142,800	SES Global – FDR (Media)	2,487,969

	Mexico — 0.82%
297,900	America Movil SA de CV, Series L – ADR (Wireless Telecommunications Services)	13,471,038

	Netherlands — 3.95%
212,309	ABN AMRO Holding NV (Commercial Banks)	6,823,547
193,458	Aegon NV (Insurance)	3,687,200
101,600	Fortis AG (Diversified Financial Services)	4,332,848
51,000	Heineken Holding NV, Class A (Beverages)	2,073,308
106,258	Heineken NV (Beverages)	5,053,226
394,238	ING Groep NV (Diversified Financial Services)	17,478,789
400,000	Koninklijke KPN NV (Diversified Telecommunications Services)	5,686,153

Shares	Security Description	Value
	Netherlands (continued)
31,648	Koninklijke Numico NV (Food Products)	$1,702,224
92,500	Reed Elsevier NV (Media)	1,577,419
416,857	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	14,701,660
69,300	Unilever NV (Food Products)	1,893,418

		65,009,792

	Norway — 0.25%
154,900	DNB NOR ASA (Commercial Banks)	2,199,719
98,100	Telenor ASA (Diversified Telecommunication Services)	1,845,672

		4,045,391

	Singapore — 0.72%
161,000	DBS Group Holdings Ltd. (Commercial Banks)	2,373,361
3,486,650	Singapore Telecommunications Ltd. (Diversified Telecommunications Services)	7,459,534
166,360	United Overseas Bank Ltd. (Commercial Banks)	2,105,136

		11,938,031

	South Africa — 0.68%
144,000	ABSA Group Ltd. (Commercial Banks)	2,572,310
234,000	Sasol Ltd. (Oil, Gas & Consumable Fuels)	8,647,027

		11,219,337

	South Korea — 0.74%
27,100	Kookmin Bank (Commercial Banks) (a)	2,183,744
12,820	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	8,454,718
4,770	Samsung Electronics Co., Ltd., – GDR (Semiconductors & Semiconductor Equipemnt)	1,564,560

		12,203,022

	Spain — 2.45%
64,700	Altadis SA (Tobacco)	3,386,026
433,000	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	10,424,508
678,200	Banco Santander Central Hispano SA (Commercial Banks)	12,657,561
22,200	Grupo Ferrovial SA (Construction & Engineering)	2,166,876
31,200	Iberdrola SA (Electric Utilities)	1,363,916

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Spain (continued)
43,360	Industria de Diseno Textil SA (Specialty Retail)	$2,335,601
166,400	Repsol YPF SA (Oil, Gas & Consumable Fuels)	5,754,366
108,074	Telefonica SA (Diversified Telecommunications Services)	2,299,477

		40,388,331

	Sweden — 1.30%
84,800	Assa Abloy AB, Class B (Building Products)	1,846,873
228,200	AstraZeneca PLC (Pharmaceuticals)	12,258,237
59,800	Atlas Copco AB, A Shares (Machinery)	2,010,407
767,200	Ericsson (LM), Class B (Communications Equipment)	3,100,693
264,400	TeliaSonera AB (Diversified Telecommunication Services)	2,173,897

		21,390,107

	Switzerland — 5.46%
29,040	Adecco SA (Commerical Services & Supplies)	1,984,714
93,630	Credit Suisse Group (Capital Markets)	6,552,793
111,320	Holcim Ltd., Class B (Construction Materials)	10,208,065
33,349	Nestle SA (Food Products)	11,854,624
301,330	Novartis AG (Pharmaceuticals)	17,378,238
18,839	Petroplus Holdings AG (Oil Gas & Consumable Fuels) (a)	1,144,476
251,051	Richemont AG INH A Units (Textiles, Apparel & Luxury Goods)	14,633,134
37,056	Roche Holding AG (Pharmaceuticals)	6,647,021
146,186	Swiss Re (Insurance)	12,433,191
11,562	Swisscom AG (Diversified Telecommunications Services)	4,378,107
7,940	Synthes, Inc. (Health Care Equipment & Supplies)	947,116
28,750	UBS AG (Capital Markets)	1,747,753

		89,909,232

	Taiwan — 0.43%
644,759	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Semiconductors & Semiconductor Equipment)	7,047,216

Shares	Security Description	Value
	United Kingdom — 8.31%
24,900	Anglo American PLC (Metals & Mining)	$1,214,289
519,300	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	1,278,426
36,951	AstraZeneca PLC (Pharmaceuticals)	1,984,995
1,181,900	BAE Systems PLC (Aerospace & Defense)	9,851,095
173,100	Barclays PLC (Commercial Banks)	2,473,825
139,388	BHP Billiton PLC (Metals & Mining)	2,550,080
166,891	Brambles Ltd. (Commercial Services & Supplies) (a)	1,663,029
163,595	Cadbury Schweppes PLC (Food Products)	1,750,287
41,700	Carnival PLC (Hotels, Restaurants & Leisure)	2,112,756
210,700	Corus Group PLC (Metals & Mining)	2,188,261
176,600	Daily Mail & General Trust (Media)	2,478,900
634,100	HBOS PLC (Commercial Banks)	14,052,490
170,500	HSBC Holdings PLC (Commercial Banks)	3,107,586
98,100	Imperial Chemical Industries PLC (Chemicals)	868,074
431,900	Kingfisher PLC (Specialty Retail)	2,016,604
350,500	Lloyds TSB Group PLC (Commercial Banks)	3,921,510
673,100	Reed Elsevier PLC (Media)	7,385,915
62,600	Rio Tinto PLC (Metals & Mining)	3,330,987
615,900	Royal Bank of Scotland Group PLC (Commercial Banks)	24,030,712
95,266	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	3,338,413
148,900	SABMiller PLC (Beverages)	3,425,166
163,400	Scottish & Southern Energy (Electric Utilities)	4,971,096
217,900	Standard Chartered PLC (Commercial Banks)	6,364,659
400,200	Tesco PLC (Food & Staples Retailing)	3,169,164
6,885,126	Vodafone Group PLC (Wireless Telecommunicatin Services)	19,072,932
99,333	Xstrata PLC (Metals & Mining)	4,958,871
294,000	Yell Group PLC (Media)	3,280,736

		136,840,858

		1,018,738,264

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Causeway Capital — 3.01%
	Canada — 0.05%
23,920	Manulife Financial Corp. (Insurance)	$807,318

	China — 0.05%
634,057	PetroChina Co., Ltd., H Shares (Oil Gas & Consumable Fuels)	898,377

	France — 0.68%
8,499	Accor SA (Hotels Restaurants & Leasure)	658,489
38,980	Axa SA (Insurance)	1,577,969
7,300	BNP Paribas SA (Commercial Banks)	796,358
7,650	Carrefour SA (Food & Staples Retailing)	463,869
10,620	Electricite de France (Electric Utilities)	773,760
41,560	France Telecom SA (Diversified Telecommunication Services)	1,149,218
20,440	Publicis Groupe SA (Media)	861,975
19,340	Sanofi-Aventis (Pharmaceuticals)	1,785,612
13,030	Suez SA (Electric Utilities)	674,692
4,150	Technip SA (Energy Equipment & Services)	284,836
11,465	Total SA (Oil Gas & Consumable Fuels)	827,003
10,130	Vinci SA (Construction & Engineering)	1,294,278

		11,148,059

	Germany — 0.29%
14,374	Bayer AG (Chemicals)	774,640
11,700	Bayerische Motoren Werke AG (Automobiles)	673,310
1,348	Commerzbank AG (Commercial Banks)	51,153
43,055	Deutsche Post AG (Air Freight & Logistics)	1,301,374
7,072	E.ON AG (Electric Utilities)	964,147
9,424	Siemens AG (Industrial Conglomerates)	940,372

		4,704,996

	Hong Kong — 0.05%
138,000	Henderson Land Development Co., Ltd. (Real Estate Management & Development)	771,822
10,615	Sunlight Real Estate Investment Trust (Real Estate Management & Development) (a)	3,084

		774,906

Shares	Security Description	Value
	Ireland — 0.13%
29,100	Allied Irish Banks PLC (Commercial Banks)	$868,817
28,700	CRH PLC (Construction Materials)	1,196,291

		2,065,108

	Italy — 0.04%
55,170	Mediaset SpA (Media)	654,644

	Japan — 0.19%
28,300	Honda Motor Co., Ltd. (Automobiles)	1,117,825
226	Japan Tobacco, Inc. (Tobacco)	1,092,109
7,200	Sankyo Co., Ltd. (Leisure Equipment & Products)	398,756
17,300	Yamaha Motor Co., Ltd. (Automobiles)	543,760

		3,152,450

	Netherlands — 0.24%
31,739	ABN AMRO Holding NV (Commercial Banks)	1,020,082
29,230	ING Groep NV (Insurance)	1,295,930
31,870	Koninklijke (Royal) Philips Electronics NV (Electronic Equipment & Instruments)	1,201,808
11,320	TNT NV (Air Freight & Logistics)	486,789

		4,004,609

	Norway — 0.07%
59,400	Telenor ASA (Diversified Telecommunication Services)	1,117,563

	South Korea — 0.13%
1,850	POSCO (Metals & Mining)	615,008
1,400	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	923,292
13,090	Shinhan Financial Group Ltd. (Commercial Banks)	668,935

		2,207,235

	Spain — 0.07%
53,600	Telefonica SA (Diversified Telecommunication Services)	1,140,441

	Switzerland — 0.25%
20,810	Credit Suisse Group (Capital Markets)	1,456,409
13,193	Novartis AG (Pharmaceuticals)	760,864
5,319	Syngenta AG (Chemicals)	989,917
3,482	Zurich Financial Services AG (Insurance)	937,604

		4,144,794

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Causeway Capital (continued)
	United Kingdom — 0.77%
84,500	BAE Systems PLC (Aerospace & Defense)	$704,305
40,800	BP PLC (Oil Gas & Consumable Fuels)	453,289
61,000	British American Tobacco PLC (Tobacco)	1,706,519
121,400	Compass Group PLC (Food & Staples Retailing)	689,233
32,299	GlaxoSmithKline PLC (Pharmaceuticals)	849,841
40,800	HBOS PLC (Commercial Banks)	904,182
51,000	HSBC Holdings PLC (Commercial Banks)	935,058
174,400	Kingfisher PLC (Specialty Retail)	814,299
378,367	PartyGaming PLC (Hotels Restaurants & Leisure)	235,183
56,500	Reuters Group PLC (Media)	492,495
15,898	Rio Tinto PLC (Metals & Mining)	845,943
28,046	Royal Bank of Scotland Group PLC (Commercial Banks)	1,094,277
33,400	Royal Dutch Shell PLC, B Shares	1,170,439
	(Oil, Gas & Consumable Fuels)
40,900	Unilever PLC (Food Products)	1,143,406
245,200	Vodafone Group PLC (Wireless Telecommunicatin Services)	679,244

		12,717,713

		49,538,213

	Total Common/Preferred Stocks (cost $1,156,668,203)	1,626,180,462

Principal Amount	Security Description	Value
	Time Deposit — 1.31%
	Artisan Partners LP — 0.36%
5,949,381	Eurodollar Time Deposit 4.50%, 1/3/07	$5,949,381

	Capital Guardian Trust Co. — 0.81%
13,290,161	Eurodollar Time Deposit 4.50%, 1/3/07	13,290,161

	Causeway Capital — 0.14%
2,331,423	Eurodollar Time Deposit 4.50%, 1/3/07	2,331,423

	Total Time Deposit (cost $21,570,965)	21,570,965

	Total Investments (cost $1,178,239,168) — 100.05%	1,647,751,427
	Liabilities in excess of other assets — (0.05)%	(830,612)

	Net Assets — 100.00%	$1,646,920,815

(a)	Represents non-income producing security.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations — 31.63%
$590,000	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A31 (a)	5.43	1/25/36	$581,654
1,770,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A3	4.88	11/10/42	1,751,269
3,209,554	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1	4.63	2/25/36	3,153,445
2,178,339	Chase Mortgage Finance Corp, Series 2005-A1, Class 3A1 (a)	5.27	12/25/35	2,159,399
544,926	CitiCorp Mortgage Securities, Inc., Series 2003-5, Class 1A1	5.50	4/25/33	541,958
937,909	CitiCorp Mortgage Securities, Inc., Series 2004-8, Class 1A1	5.50	10/25/34	933,927
688,305	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	700,996
529,201	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 (a)	4.90	10/25/35	523,761
1,536,544	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1 (a)	4.70	3/25/36	1,507,898
770,028	Citigroup Mortgage Loan Trust, Series 2006-19CB, Class A15 (a)	6.00	8/25/36	775,149
1,061,369	Citigroup Mortgage Loan Trust, Series 2006-AR5, Class 1A3A (a)	5.95	7/25/36	1,071,842
1,150,000	Citigroup Mortgage Loan Trust, Series 2006-C4, Class ASB (a)	5.91	3/15/49	1,178,565
1,134,500	CitiMortgage Alternative Loan Trust, Series 2006-A2, Class A1	6.00	5/25/36	1,142,032
633,046	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1	6.00	2/25/35	632,884
177,290	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	176,419
805,044	Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3 (a)	5.63	10/25/35	800,432
1,425,297	Countrywide Alternative Loan Trust, Series 2005-J6, Class 2A1	5.50	7/25/25	1,411,056
1,157,287	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A8	6.00	10/25/36	1,166,347
1,116,312	Countrywide Home Loans, Series 2002-34, Class A15	4.75	1/25/33	1,097,719
1,863,545	Countrywide Home Loans, Series 2005-29, Class A1	5.75	12/25/35	1,851,955
1,610,627	Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	1,610,807
1,107,852	Countrywide Home Loans, Series 2006-HYB1, Class 2A1 (a)	5.39	3/20/36	1,106,406
1,345,000	Countrywide Home Loans, Series 2006-HYB1, Class 2A2C (a)	5.28	3/20/36	1,340,380
1,097,380	CS First Boston Mortgage Securities Corp., Series 1997-C2, Class A3	6.55	1/17/35	1,104,886
1,051,560	CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2	6.30	11/15/30	1,065,933
852,616	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	848,129
1,707,807	Deutsche Alternative-A Securities, Inc., Mortgage Trust, Series 2006-AB4, Class A1A (a)	6.01	10/25/36	1,708,831
1,101,148	Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A2	6.54	6/15/31	1,108,430
1,040,873	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B	6.41	2/18/31	1,047,344
1,815,000	First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2 (a)	5.53	1/25/37	1,814,149
771,000	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class C	6.91	4/15/29	776,783
1,208,594	Indymac Inda Mortgage Loan Trust, Series 2005-AR2, Class 2A1 (a)	4.99	1/25/36	1,194,504
1,252,937	Indymac Inda Mortgage Loan Trust, Series 2006-AR3, Class 1A1 (a)	5.40	12/25/36	1,247,477
2,319,214	Indymac Indx Mortgage Loan Trust, Series 2006-AR13, Class A2 (a)	5.62	7/25/36	2,320,957
1,820,000	JP Morgan Chase Commercial Mortgage, Series 2005-LDP4, Class A3A1	4.87	10/15/42	1,789,011
1,125,000	JP Morgan Chase Commercial Mortgage, Series 2006-LDP7, Class ASB (a)	6.07	4/15/45	1,163,724
700,000	JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L (a)	5.58	10/25/36	697,358
1,820,000	JP Morgan Mortgage Trust, Series 2006-A7, Class 2A1R	5.50	1/25/37	1,819,645
1,745,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AAB (a)	6.07	6/15/32	1,808,949
1,272,988	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1 (a)	3.81	12/21/34	1,230,500
64,881	Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	64,951
304,796	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	307,664
581,803	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	577,623
176,549	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	178,370
900,267	Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	881,699
170,000	Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A2 (a)	4.57	6/25/35	165,381
1,670,748	Nationslink Funding Corp., Series 1998-2, Class A2	6.48	8/20/30	1,688,626
1,271,000	Nationslink Funding Corp., Series 1998-2, Class E	7.11	8/20/30	1,312,422
149,261	New York City Mortgage Loan Trust, Series 1996, Class A3*	6.75	9/25/19	149,261
667,434	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	662,589
194,885	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB	5.75	2/25/34	193,180
1,704,397	Residential Accredit Loans, Inc., Series 2006-QS4, Class A2	6.00	4/25/36	1,708,149

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (continued)
$1,400,000	Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 6A3 (a)	5.40	11/25/35	$1,369,926
1,300,000	Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4 (a)	5.25	12/25/35	1,300,506
1,305,000	Washington Mutual, Series 2005-AR16, Class 1A3 (a)	5.11	12/25/35	1,297,944
1,145,000	Washington Mutual, Series 2006-AR12, Class 1A2 (a)	5.85	10/25/36	1,157,354
1,825,000	Washington Mutual, Series 2006-AR18, Class 1A1 (a)	5.37	1/25/37	1,824,358
1,044,818	Washington Mutual, Series 2006-AR8, Class 1A4 (a)	5.93	8/25/46	1,052,383
1,320,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4 (a)	5.39	8/25/35	1,298,876
1,870,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2 (a)	4.99	10/25/35	1,847,873
739,731	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A4 (a)	4.99	10/25/35	734,824
1,757,879	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1	5.50	3/25/36	1,751,450
1,234,973	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6, Class 1A3	5.75	5/25/36	1,236,788
2,598,747	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6 (a)	5.61	7/25/36	2,599,081
1,831,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A6 (a)	5.39	8/25/36	1,840,590

	Total Collateralized Mortgage Obligations (cost $77,241,057)			77,164,778

	U.S. Government Agency Mortgages — 23.41%
2,463,158	Fannie Mae, Pool #255321	5.50	7/1/24	2,450,043
817,216	Fannie Mae, Pool #255493	5.50	11/1/24	812,864
535,997	Fannie Mae, Pool #255550	5.50	12/1/24	533,143
1,188,384	Fannie Mae, Pool #256116	6.00	2/1/26	1,201,255
1,444,198	Fannie Mae, Pool #380433	6.49	8/1/08	1,455,780
701	Fannie Mae, Pool #560912	9.50	10/1/30	768
9,854	Fannie Mae, Pool #564235	9.00	11/1/30	10,440
411,002	Fannie Mae, Pool #725231	5.00	2/1/34	397,574
1,594,005	Fannie Mae, Pool #725419	4.50	10/1/33	1,493,549
313,494	Fannie Mae, Pool #725456	5.00	5/1/34	303,046
796,016	Fannie Mae, Pool #727437	6.00	3/1/25	806,006
1,241,241	Fannie Mae, Pool #728720	5.00	7/1/33	1,200,689
416,094	Fannie Mae, Pool #741897	5.00	10/1/33	402,500
824,550	Fannie Mae, Pool #744131	6.50	12/1/24	840,115
22,119	Fannie Mae, Pool #747631	6.50	11/1/33	22,581
333,287	Fannie Mae, Pool #872852	6.50	6/1/36	339,571
934,879	Fannie Mae, Pool #872891	6.50	6/1/36	952,505
1,774,677	Fannie Mae, Pool #888013	4.50	6/1/19	1,716,200
1,116,956	Fannie Mae, Pool #892916	6.50	8/1/36	1,138,016
32,519	Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	32,505
188,784	Fannie Mae, Series 1998-M1, Class A2	6.25	1/25/08	189,146
307,758	Fannie Mae, Series 1998-M6, Class A2	6.32	8/15/08	311,196
705,895	Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	714,358
55,000	Fannie Mae, Series 2002-11, Class QC	5.50	3/25/17	55,088
31,308	Fannie Mae, Series 2002-56, Class VD	6.00	4/25/20	31,247
1,685,000	Fannie Mae, Series 2004-W10, Class A23	5.00	8/25/34	1,672,989
1,561,349	Fannie Mae, Series 2004-W4, Class A2	5.00	6/25/34	1,545,044
2,276,000	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,176,759
1,150,000	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,099,520
455,000	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	434,689
555,000	Fannie Mae, Series 2005-44, Class PE	5.00	7/25/33	530,813
33,360	Freddie Mac, Gold Pool #A15111	6.00	10/1/33	33,663
48,479	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	49,480
1,029,077	Freddie Mac, Gold Pool #A17062	6.00	12/1/33	1,038,410
32,190	Freddie Mac, Series 1977, Class E	7.00	7/15/12	32,511
38,845	Freddie Mac, Series 2278, Class H	6.50	1/15/31	39,592

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$1,241,813	Freddie Mac, Series 2378, Class PE	5.50	11/15/16	$1,245,520
35,000	Freddie Mac, Series 2390, Class CH	5.50	12/15/16	34,937
7,764	Freddie Mac, Series 2497, Class BM	5.00	2/15/22	7,669
1,565,000	Freddie Mac, Series 2512, Class PE	5.50	2/15/22	1,573,697
495,000	Freddie Mac, Series 2533, Class PE	5.50	12/15/21	495,945
306,495	Freddie Mac, Series 2543, Class HG	4.75	9/15/28	304,017
550,818	Freddie Mac, Series 2552, Class KB	4.25	6/15/27	545,821
155,000	Freddie Mac, Series 2640, Class BG	5.00	2/15/32	149,917
1,326,000	Freddie Mac, Series 2721, Class PE	5.00	1/15/23	1,272,909
1,192,000	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,151,572
950,000	Freddie Mac, Series 2783, Class PD	5.00	1/15/33	914,602
2,080,000	Freddie Mac, Series 2836, Class EG	5.00	12/15/32	2,002,633
1,065,000	Freddie Mac, Series 2836, Class YD	5.00	2/15/33	1,024,758
2,080,000	Freddie Mac, Series 2844, Class PD	5.00	12/15/32	2,001,277
1,700,000	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,636,702
250,000	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	240,275
1,186,000	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,138,015
1,700,000	Freddie Mac, Series 2921, Class NE	5.00	9/15/33	1,631,148
2,215,000	Freddie Mac, Series 2938, Class ND	5.00	10/15/33	2,123,219
1,105,000	Freddie Mac, Series 2941, Class XD	5.00	5/15/33	1,058,702
1,845,000	Freddie Mac, Series 2950, Class ND	5.00	6/15/33	1,766,502
1,340,000	Freddie Mac, Series 3056, Class HD	5.00	2/15/34	1,278,451
1,215,000	Freddie Mac, Series 3145, Class LN	4.50	10/15/34	1,172,159
831,859	Freddie Mac, Series 3197, Class AB	5.50	8/15/13	831,465
1,841,676	Freddie Mac, Series 3203, Class VM	5.00	8/15/17	1,806,293
1,409,781	Government National Mortgage Association, Pool #616571	6.50	8/20/34	1,441,040
1,425,000	Government National Mortgage Association, Series 2004-11, Class QE	5.00	12/16/32	1,355,312
900,000	Government National Mortgage Association, Series 2004-26, Class GD	5.00	11/16/32	860,109

	Total U.S. Government Agency Mortgages (cost $58,116,067)			57,128,321

	Corporate Bonds — 19.25%
380,000	21st Century Insurance (Financial Institutions)	5.90	12/15/13	376,378
1,630,000	Agfirst Farm Credit Bank (Financial Institutions)	8.39	12/15/16	1,776,667
201,505	America West Airlines, Series 1999-1 (Industrial)	7.93	1/2/19	217,626
615,000	American General Corp., Series B (Financial Institutions)*	8.13	3/15/46	786,745
1,540,000	American General Finance, Series I (Financial Institutions)	4.88	7/15/12	1,502,470
1,095,000	Anadarko Petroleum Corp. (Industrial) (a)	5.76	9/15/09	1,099,465
545,000	Arizona Public Service Co. (Utility)	5.63	5/15/33	494,381
716,000	Baltimore Gas & Electric Co. (Utility)*	6.35	10/1/36	730,907
387,000	Banco Mercantil Del Nort (Financial Institutions)*	6.86	10/13/21	391,168
445,000	BFC Finance Corp., Series 1996-A (Financial Institutions)	7.38	12/1/17	498,480
880,000	Canadian Natural Resources (Industrial)	6.50	2/15/37	882,816
876,000	Caterpillar, Inc. (Industrial)	5.70	8/15/16	888,228
718,000	Celulosa Arauco (Industrial)	5.63	4/20/15	705,680
636,000	Chinatrust Commercial Bank, Hong Kong (Financial Institutions)*	5.63	3/29/49	616,844
50,000	Cleveland Electric Illumination (Utility)	7.43	11/1/09	52,631
75,000	Comcast Corp. (Industrial)	5.88	2/15/18	74,194
625,000	Commonwealth Edison Corp. (Utility)	6.15	3/15/12	637,316
990,000	Consumers Energy Corp. (Utility)	4.00	5/15/10	946,281
220,000	Consumers Energy Corp. (Utility)	5.00	2/15/12	214,628
398,000	D.R. Horton, Inc. (Industrial) (a)	6.50	4/15/16	400,427
685,000	DaimlerChrysler Holding Corp. NA (Industrial) (a)	5.90	10/31/08	687,652

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$50,000	Dominion Resources, Inc. (Utility)	7.50	6/30/66	$53,762
1,480,000	Dominion Resources, Inc. (Utility) (b)	6.30	9/30/66	1,486,780
585,000	Dresdner Funding Trust I (Financial Institutions)*	8.15	6/30/31	704,604
357,000	Embarq Corp. (Industrial)	8.00	6/1/36	371,503
145,000	Energy East Corp. (Utility)	6.75	9/15/33	152,298
390,000	Energy East Corp. (Utility)	6.75	7/15/36	411,487
235,000	Entergy Louisiana LLC (Utility)	6.30	9/1/35	231,332
415,000	Enterprise Products Operating LP (Industrial)	4.95	6/1/10	407,992
652,000	Enterprise Products Operating LP (Industrial)	7.50	2/1/11	695,319
301,000	Enterprise Products Operating LP (Industrial) (b)	5.00	3/1/15	283,819
890,000	ERAC USA Finance Co. (Industrial)*	8.00	1/15/11	970,557
114,000	Erp Operating LP (Industrial)	6.95	3/2/11	120,717
690,000	Farmers Exchange Capital (Financial Institutions)*	7.20	7/15/48	706,595
930,000	FPL Group Capital, Inc. (Utility)	6.35	10/1/66	942,822
1,080,000	Gaz Capital (Industrial)*	6.21	11/22/16	1,087,560
140,000	Goldman Sachs Group, Inc. (Financial Institutions)	6.45	5/1/36	145,658
85,000	Hydro-QuebecSupra/Sovereign/Other : Utility)	8.25	4/15/26	113,355
260,000	Mangrove Bay Pass-through Trust (Financial Institutions)*	6.10	7/15/33	253,614
1,575,000	Mizuho Finance (Cayman) (Financial Institutions)	8.38	12/29/49	1,664,145
680,000	MMG Fiduciary (AES el Salvador) (Utility)*	6.75	2/1/16	676,409
1,665,000	MUFG Capital Finance 1 Ltd. (Financial Institutions)	6.35	7/25/49	1,689,789
220,000	Nelnet, Inc. (Financial Institutions)	7.40	9/29/36	226,547
367,000	Newmont Mining, Inc. (Industrial)	5.88	4/1/35	341,138
1,860,000	Oil Insurance Ltd. (Financial Institutions) (a)*	7.56	12/29/49	1,924,077
475,000	OneAmerica Financial Partners, Inc. (Financial Institutions)*	7.00	10/15/33	491,353
565,000	Reinsurance Group of America (Financial Institutions)	6.75	12/15/65	564,669
435,000	Royal Bank of Scotland PLC. (Financial Institutions)	9.12	3/31/49	481,909
780,000	SBC Communications (Industrial)	5.88	2/1/12	794,689
635,000	SPI Electricity & Gas Australia Holdings (Utility)*	6.15	11/15/13	657,980
670,000	Sprint Nextel Corp. (Industrial)	6.00	12/1/16	653,000
980,000	Sumitomo Mitsui Banking (Financial Institutions) (a)*	5.63	7/29/49	957,988
238,000	Suntrust Preferred Capital I (Financial Institutions)	5.85	12/31/49	239,817
941,000	TCI Communications, Inc. (Industrial)	8.75	8/1/15	1,113,001
295,000	TCI Communications, Inc. (Industrial)	10.13	4/15/22	393,700
120,000	TCI Communications, Inc. (Industrial)	9.88	6/15/22	157,914
676,000	Telecom Italia Capital SA (Industrial)	5.25	11/15/13	644,559
560,000	Telecom Italia Capital SA (Industrial)	4.95	9/30/14	518,808
1,835,000	Telefonica Europe BV (Industrial)	7.75	9/15/10	1,970,868
121,000	Time Warner Cos., Inc. (Industrial)	7.57	2/1/24	132,971
513,000	Time Warner, Inc. (Industrial)	7.63	4/15/31	573,104
307,000	Time Warner, Inc. (Industrial)	7.70	5/1/32	346,386
370,000	United Dominion Realty Trust, Series E (Industrial)	3.90	3/15/10	357,167
561,000	Viacom, Inc. (Industrial)	5.75	4/30/11	561,287
1,086,000	Viacom, Inc. (Industrial)	6.88	4/30/36	1,073,705
1,490,000	Wachovia Capital Trust III (Financial Institutions)	5.80	3/15/42	1,502,300
760,000	Westar Energy, Inc. (Utility)	5.95	1/1/35	728,578
730,000	Western Union Co. (Financial Institutions)*	6.20	11/17/36	685,736
485,000	WPS Resources Corp. (Utility) (b)	6.11	12/1/66	481,488
1,235,000	ZFS Finance USA Trust I (Financial Institutions) (a)*	6.15	12/15/65	1,253,290

	Total Corporate Bonds (cost $46,502,470)			46,979,130

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Treasury Notes — 11.55%
$1,269,000	U.S. Treasury Note	3.25	8/15/07	$1,255,269
6,307,000	U.S. Treasury Note (b)	4.25	11/15/13	6,140,457
6,922,000	U.S. Treasury Note (b)	8.13	8/15/19	9,043,482
10,359,000	U.S. Treasury Note (b)	6.00	2/15/26	11,748,568

	Total U.S. Treasury Notes (cost $27,608,863)			28,187,776

	Asset Backed Securities — 5.64%
39,754	Advanta Mortgage Loan Trust, Series 2000-2, Class A6 (a)	7.72	3/25/15	39,748
52,740	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	52,556
1,170,000	Countrywide Asset Backed Certificates, Series 2006-11, Class 1AF6 (a)	6.15	9/25/46	1,200,031
950,000	Countrywide Asset Backed Certificates, Series 2006-15, Class A6 (a)	5.83	10/25/36	963,528
471,812	Credit-Based Asset Servicing & Securities, Series 2005-CB8, Class AF1B (a)	5.45	12/25/35	469,773
1,004,715	Credit-Based Asset Servicing & Securities, Series 2006-CB2, Class AF1 (a)	5.72	12/25/36	1,001,026
76,260	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	78,228
40,000	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	42,343
1,551,602	Household Home Equity Loan Trust, Series 2006-3, Class A1F (a)	5.98	3/20/36	1,550,468
1,548	Park Place Securities Net Interest Margin Trust, Series 2005-WCH1, Class A	4.00	2/25/35	1,548
1,955,000	Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2 (a)	4.72	11/25/35	1,942,416
1,639,268	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF1 (a)	5.92	11/25/36	1,637,333
885,924	Residential Asset Securities Corp, Series 2006-KS3, Class AI1 (a)	5.39	4/25/36	886,149
1,610,766	Soundview Home Equity Loan Trust, Series 2006-WF1, Class A1F	6.00	10/25/36	1,609,688
1,160,000	Triad Auto Receivables Owner Trust, Series 2006-C, Class A2	5.40	1/12/10	1,160,487
537,769	WFS Financial Owner Trust, Series 2004-4, Class C	3.21	5/17/12	527,371
599,571	WFS Financial Owner Trust, Series 2005-1, Class D	4.09	8/17/12	592,521

	Total Asset Backed Securities (cost $13,738,374)			13,755,214

	Taxable Municipal Bonds — 5.15%
800,000	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	779,024
50,000	Clearfield City Utah Multi-Family Revenue, Local Housing (FHA)	6.65	11/1/07	50,135
45,000	Delaware River Port Authority Revenue, Port District Project, Series A (FSA)	7.32	1/1/08	45,888
125,000	Denver Colorado City & County Special Facilities Airport Revenue, Series B (MBIA)	7.25	1/1/10	131,838
1,210,000	Essex County New Jersey Import Authority Reference - Taxable - GTD Lease, Series B (AMBAC)	5.10	10/1/29	1,105,517
40,000	Indiana Bond Bank, Revenue, Series 4 (MBIA)	4.37	7/15/14	37,690
70,000	Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	70,340
1,760,000	Los Angeles California Unified School District, GO Series D (AMBAC)	5.06	7/1/09	1,757,148
1,175,000	New York City Transitional Financial Authority Revenue, Series A-2	5.13	8/1/14	1,169,125
1,710,000	Norristown Pennsylvania, Series 1998 (RADIAN)	7.00	10/15/18	1,881,649
920,000	Pico Rivera California, Water Authority (MBIA)	6.45	5/1/09	946,211
1,210,000	Reading Pennsylvania, (FSA)	5.35	11/15/21	1,184,433
140,000	Reno Nevada Redevelopment Agency, Recreational Facility Improvements (RADIAN)	6.75	6/1/07	140,657
1,000,000	University of Alabama Revenue, Series B (XLCA)	5.90	7/1/23	1,016,840
1,054,000	Waterbury Connecticut, GO, Series B (FSA)	5.43	4/1/09	1,054,411
1,145,000	Wichita Falls Texas, Series B (MBIA)	6.00	9/1/21	1,177,850
25,000	York County Pennsylvania Industrial Development Authority, Economic Development Revenue (FGIC)	6.43	10/1/08	25,832

	Total Taxable Municipal Bonds (cost $12,505,869)			12,574,588

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (concluded) — December 31, 2006 (Unaudited)

Shares		Value
	Securities Held as Collateral for Securities on Loan — 12.29%
29,980,051	State Street Navigator Securities Lending Prime Portfolio	$29,980,051

	Total Securities Held as Collateral for Securities on Loan (cost $29,980,051)	29,980,051

	Time Deposit — 2.62%
6,402,642	Liquidity Management Control System Time Deposit	6,402,642

	Total Time Deposit (cost $6,402,642)	6,402,642

	Money Market — 0.22%
545,169	SSgA Prime Money Market Fund, 5.19% (a)	545,169

	Total Money Market (cost $545,169)	545,169

	Total Investments (cost $272,640,561) — 111.76%	272,717,669
	Liabilities in excess of other assets — (11.76)%	(28,686,536)

	Net Assets — 100.00%	$244,031,133

(a)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2006. The maturity date represents the actual maturity date.

(b)	All or part of this security has been loaned as of December 31, 2006.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC — American Municipal Bond Assurance Corp.

FHA — Federal Housing Administration

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance, Inc.

GO — General Obligation

GTD — Guaranteed

MBIA — Municipal Bond Insurance Association

RADIAN — Radian Group, Inc.

TBA — Security is subject to delayed delivery

XLCA — Security insured by XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages — 44.12%
$145,354	Fannie Mae Strip, Series 317, Class 1, PO	0.0	12/1/31	$117,773
2,784,454	Fannie Mae Strip, Series 367, Class 2, IO	5.50	1/25/36	656,079
3,025,000	Fannie Mae Strip, Series 378, Class 4	5.00	11/25/36	723,020
37,459	Fannie Mae, Pool #124836	10.00	5/1/22	41,317
15,865	Fannie Mae, Pool #124911	10.00	3/1/16	17,644
7,557	Fannie Mae, Pool #190535	11.00	1/1/16	8,567
2,188	Fannie Mae, Pool #23	8.50	8/1/11	2,202
18,460	Fannie Mae, Pool #252259	5.50	2/1/14	18,539
14,717	Fannie Mae, Pool #253265	7.50	5/1/30	15,325
10,053	Fannie Mae, Pool #253267	8.50	5/1/30	10,806
103,594	Fannie Mae, Pool #253399	8.50	8/1/30	111,346
19,798	Fannie Mae, Pool #253438	8.50	9/1/30	21,280
7,147	Fannie Mae, Pool #253545	7.00	12/1/30	7,359
25,397	Fannie Mae, Pool #253584	7.50	1/1/31	26,445
27,964	Fannie Mae, Pool #253643	7.50	2/1/31	29,119
169,049	Fannie Mae, Pool #254346	6.50	6/1/32	172,241
19,197	Fannie Mae, Pool #254487	7.50	9/1/32	19,954
1,575,660	Fannie Mae, Pool #254693	5.50	4/1/33	1,559,599
229,893	Fannie Mae, Pool #255313	5.50	8/1/34	227,182
52,087	Fannie Mae, Pool #303406	10.00	2/1/25	57,840
5,380	Fannie Mae, Pool #313033	10.00	7/1/17	5,987
9,792	Fannie Mae, Pool #313328	10.00	7/1/18	11,009
54,857	Fannie Mae, Pool #323354	6.00	11/1/28	55,482
417,564	Fannie Mae, Pool #357327	5.00	1/1/18	411,798
30,881	Fannie Mae, Pool #357776	5.50	4/1/20	30,875
5,644	Fannie Mae, Pool #359461	10.50	12/1/17	6,227
44,305	Fannie Mae, Pool #378141	10.00	4/1/19	49,298
30,258	Fannie Mae, Pool #397120	10.00	5/1/21	33,046
564	Fannie Mae, Pool #447140	7.50	11/1/29	589
199,074	Fannie Mae, Pool #482513	5.50	1/1/14	199,926
2,167	Fannie Mae, Pool #50163	10.50	11/1/18	2,485
1,086	Fannie Mae, Pool #511096	7.50	8/1/29	1,133
150,336	Fannie Mae, Pool #514132	7.00	8/1/29	154,989
91,463	Fannie Mae, Pool #514574	7.50	1/1/30	95,457
52,592	Fannie Mae, Pool #534063	7.50	3/1/30	54,891
67,588	Fannie Mae, Pool #535332	8.50	4/1/30	72,613
22,156	Fannie Mae, Pool #535435	8.50	8/1/30	23,814
85,391	Fannie Mae, Pool #535488	8.50	9/1/30	91,782
195,842	Fannie Mae, Pool #535988	7.00	6/1/31	201,525
6,651	Fannie Mae, Pool #536282	8.50	7/1/30	7,149
3,099	Fannie Mae, Pool #54075	8.50	12/1/08	3,097
6,605	Fannie Mae, Pool #541903	7.50	6/1/30	6,878
18,077	Fannie Mae, Pool #545082	7.50	6/1/31	18,824
458,396	Fannie Mae, Pool #545139	7.00	8/1/31	471,983
17,217	Fannie Mae, Pool #545556	7.00	4/1/32	17,716
81,599	Fannie Mae, Pool #545762	6.50	7/1/32	83,469
27,779	Fannie Mae, Pool #546591	8.50	6/1/30	29,858
23,012	Fannie Mae, Pool #548190	7.50	10/1/30	23,962
1,592	Fannie Mae, Pool #549605	8.50	8/1/30	1,698
78,551	Fannie Mae, Pool #555144	7.00	10/1/32	80,894
12,241	Fannie Mae, Pool #555494	5.50	5/1/18	12,270
269,101	Fannie Mae, Pool #555531	5.50	6/1/33	266,358

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$17,022	Fannie Mae, Pool #557160	8.50	12/1/30	$18,296
3,360	Fannie Mae, Pool #560534	7.00	11/1/30	3,460
56,555	Fannie Mae, Pool #561883	7.50	11/1/30	58,891
20,739	Fannie Mae, Pool #562906	7.50	3/1/31	21,578
25,091	Fannie Mae, Pool #573752	8.50	2/1/31	26,969
318,502	Fannie Mae, Pool #580515	5.50	4/1/16	319,417
1,968	Fannie Mae, Pool #58253	10.00	10/1/16	2,027
62,203	Fannie Mae, Pool #590944	7.00	8/1/31	64,008
3,137	Fannie Mae, Pool #606565	7.00	10/1/31	3,228
95,542	Fannie Mae, Pool #606964	7.00	10/1/31	98,315
27,243	Fannie Mae, Pool #610381	7.00	10/1/31	28,034
98,428	Fannie Mae, Pool #610995	5.50	11/1/16	98,711
2,892	Fannie Mae, Pool #615206	6.50	11/1/31	2,960
319,778	Fannie Mae, Pool #617271	5.50	1/1/17	320,697
3,770	Fannie Mae, Pool #621535	6.50	3/1/32	3,857
119,125	Fannie Mae, Pool #625030	6.50	1/1/32	121,955
31,845	Fannie Mae, Pool #653877	6.50	8/1/32	32,574
311,342	Fannie Mae, Pool #654790	6.50	8/1/32	317,219
22,104	Fannie Mae, Pool #666705	5.50	11/1/17	22,156
483,532	Fannie Mae, Pool #683287	5.50	2/1/18	484,456
514,228	Fannie Mae, Pool #688729	5.50	3/1/18	514,191
1,810,689	Fannie Mae, Pool #725027	5.00	11/1/33	1,751,532
356,705	Fannie Mae, Pool #725162	6.00	2/1/34	359,713
162,597	Fannie Mae, Pool #725418	6.50	5/1/34	165,667
369,424	Fannie Mae, Pool #725424	5.50	4/1/34	365,068
800,432	Fannie Mae, Pool #725704	6.00	8/1/34	807,180
2,293,900	Fannie Mae, Pool #725946	5.50	11/1/34	2,269,308
397,575	Fannie Mae, Pool #727384	4.50	9/1/18	383,478
54,615	Fannie Mae, Pool #731076	5.50	7/1/18	54,611
2,549,816	Fannie Mae, Pool #735504	6.00	4/1/35	2,573,085
69,439	Fannie Mae, Pool #735611	5.50	3/1/20	69,605
46,943	Fannie Mae, Pool #737287	5.00	6/1/18	46,252
91,967	Fannie Mae, Pool #740710	4.50	9/1/18	88,707
792,549	Fannie Mae, Pool #741732	5.00	11/1/18	780,886
965,663	Fannie Mae, Pool #745192	5.50	6/1/20	965,594
2,595,421	Fannie Mae, Pool #745209	5.50	9/1/19	2,601,615
1,797,860	Fannie Mae, Pool #745592	5.00	1/1/21	1,771,404
2,621,975	Fannie Mae, Pool #745737	5.00	3/1/21	2,583,392
963,428	Fannie Mae, Pool #745809	5.50	6/1/20	963,359
2,584,915	Fannie Mae, Pool #745832	6.00	4/1/21	2,623,387
1,172,190	Fannie Mae, Pool #745833	6.00	1/1/21	1,190,501
1,889,448	Fannie Mae, Pool #761240	4.00	6/1/19	1,780,696
270,860	Fannie Mae, Pool #782586	5.00	6/1/19	266,217
43,907	Fannie Mae, Pool #784200	5.00	6/1/19	43,154
434,552	Fannie Mae, Pool #788210	5.50	2/1/21	434,489
2,289,738	Fannie Mae, Pool #819432 (a)	4.61	3/1/35	2,264,703
1,899,984	Fannie Mae, Pool #838926	5.50	8/1/35	1,878,284
97,399	Fannie Mae, Pool #845429	5.50	1/1/21	97,385
995,082	Fannie Mae, Pool #882228	6.50	9/1/36	1,013,844
2,722,502	Fannie Mae, Pool #896540	6.50	9/1/36	2,773,832
284,785	Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	294,673
290,000	Fannie Mae, Series 2003-16, Class BC	5.00	3/25/18	281,197

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$655,181	Fannie Mae, Series 2004-28, Class PB	6.00	8/25/28	$656,555
469,177	Fannie Mae, Series 2004-88, Class HA	6.50	7/25/34	479,831
1,473,729	Fannie Mae, Series 2004-99, Class AO	5.50	1/25/34	1,469,506
1,032,541	Fannie Mae, Series 2005-27, Class PC	5.50	5/25/34	1,031,410
910,860	Fannie Mae, Series 2005-3, Class AP	5.50	2/25/35	912,959
1,600,168	Fannie Mae, Series 2005-57, Class PA	5.50	5/25/27	1,601,203
876,479	Fannie Mae, Series 2005-58, Class EP	5.50	7/25/35	878,298
1,000,000	Fannie Mae, TBA	4.50	1/17/22	936,875
7,300,000	Fannie Mae, TBA	5.00	1/17/22	7,174,528
1,000,000	Fannie Mae, TBA	6.00	1/17/22	1,013,750
9,000,000	Fannie Mae, TBA	6.00	1/11/37	9,059,057
4,400,000	Freddie Mac Gold, TBA	5.00	1/17/22	4,244,627
1,000,000	Freddie Mac Gold, TBA	6.00	1/17/22	1,013,125
3,000,000	Freddie Mac Gold, TBA	5.00	1/11/37	2,894,064
1,000,000	Freddie Mac Gold, TBA	5.50	1/11/37	988,750
2,000,000	Freddie Mac Gold, TBA	6.00	1/11/37	2,014,376
2,564,041	Freddie Mac Strip, Series 231, Class IO	5.50	8/1/35	596,873
1,953,445	Freddie Mac Strip, Series 232, Class IO	5.00	8/1/35	467,236
788,340	Freddie Mac, Gold Pool #A12118	5.00	8/1/33	761,999
291,777	Freddie Mac, Gold Pool #A50923	6.00	7/1/36	293,934
458,036	Freddie Mac, Gold Pool #B13607	4.50	4/1/19	441,938
381,635	Freddie Mac, Gold Pool #B19026	4.50	3/1/20	367,866
7,607	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	7,994
37,069	Freddie Mac, Gold Pool #C01187	7.50	5/1/31	38,581
46,510	Freddie Mac, Gold Pool #C01372	7.50	5/1/32	48,204
272	Freddie Mac, Gold Pool #C35806	7.50	2/1/30	283
15,483	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	16,271
22,510	Freddie Mac, Gold Pool #C41473	7.50	8/1/30	23,428
30,476	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	32,027
5,431	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	5,708
8,474	Freddie Mac, Gold Pool #C47558	7.50	2/1/31	8,820
6,013	Freddie Mac, Gold Pool #C48206	7.50	3/1/31	6,258
54,174	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	56,908
34,498	Freddie Mac, Gold Pool #C58121	7.50	9/1/31	35,867
24,562	Freddie Mac, Gold Pool #C59301	7.50	10/1/31	25,537
7,188	Freddie Mac, Gold Pool #C65032	7.50	2/1/32	7,450
11,832	Freddie Mac, Gold Pool #C67274	7.50	5/1/32	12,263
57,399	Freddie Mac, Gold Pool #C68001	7.00	6/1/32	59,008
32,597	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	35,129
204,412	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	205,153
161,501	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	163,837
562,931	Freddie Mac, Gold Pool #E01653	4.50	6/1/19	543,508
58,597	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	59,444
13,902	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	14,100
61,140	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	62,011
135,705	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	137,640
4,122	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	4,332
5,002	Freddie Mac, Gold Pool #G01311	7.00	9/1/31	5,148
40,018	Freddie Mac, Gold Pool #G01391	7.00	4/1/32	41,188
1,264,021	Freddie Mac, Gold Pool #G11720	4.50	8/1/20	1,219,596
238,543	Freddie Mac, Gold Pool #G11742	5.00	7/1/20	234,625
13,516,642	Freddie Mac, Gold Pool #G12392	5.50	9/1/21	13,506,222

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$178,313	Freddie Mac, Gold Pool #J00106	4.50	9/1/20	$171,880
413,676	Freddie Mac, Gold Pool #J00773	5.00	12/1/20	406,445
133,293	Freddie Mac, Gold Pool #J02720	4.50	11/1/20	128,485
458,687	Freddie Mac, Gold Pool #M80813	4.00	4/1/10	439,049
65,875	Freddie Mac, Pool #170199	9.50	10/1/16	71,230
11,795	Freddie Mac, Pool #183455	12.00	12/1/10	13,081
1,925,000	Freddie Mac, Pool #1G1381 (a)	6.07	12/1/36	1,944,847
4,705	Freddie Mac, Pool #360019	10.50	12/1/17	5,310
7,185	Freddie Mac, Pool #555285	10.00	4/1/16	7,511
640,000	Freddie Mac, Series 2538, Class CB	5.00	12/15/17	627,396
823,545	Freddie Mac, Series 2864, Class NA	5.50	1/15/31	825,988
2,171,606	Freddie Mac, Series 2966, Class NW	5.00	8/15/25	2,160,860
1,088,697	Freddie Mac, Series 2973, Class EB	5.50	4/15/35	1,092,933
1,281,357	Freddie Mac, Series 3131, Class MA	5.50	11/15/27	1,285,690
2,001,317	Freddie Mac, Series 3138, Class PA	5.50	2/15/27	2,005,961
1,848,039	Freddie Mac, Series 3189, Class PJ	6.00	3/15/30	1,869,789
7,363	Government National Mortgage Association, Pool #112784	12.00	2/15/14	8,269
24,559	Government National Mortgage Association, Pool #156617	11.00	1/15/16	28,125
10,812	Government National Mortgage Association, Pool #36890	10.00	11/15/09	11,328
4,375	Government National Mortgage Association, Pool #38484	11.00	3/15/10	4,696
4,775	Government National Mortgage Association, Pool #41625	11.00	7/15/10	5,125
4,618	Government National Mortgage Association, Pool #42444	11.00	9/15/10	4,957
8,770	Government National Mortgage Association, Pool #42710	11.00	9/15/10	9,414
5,380	Government National Mortgage Association, Pool #43080	11.00	8/15/10	5,775
393	Government National Mortgage Association, Pool #43285	11.00	8/15/10	422
37,347	Government National Mortgage Association, Pool #45290	11.00	12/15/10	40,089
14,080	Government National Mortgage Association, Pool #488233	6.00	4/15/29	14,309
6,264	Government National Mortgage Association, Pool #497630	6.00	2/15/29	6,366
3,062	Government National Mortgage Association, Pool #545212	7.00	12/15/30	3,165
11,481	Government National Mortgage Association, Pool #58625	12.00	11/15/12	13,219
242,320	Government National Mortgage Association, Pool #604791	5.50	11/15/33	241,435
48,634	Government National Mortgage Association, Pool #637301	6.50	11/15/34	49,895
12,173	Government National Mortgage Association, Pool #70492	12.00	9/15/13	14,180
17,786	Government National Mortgage Association, Pool #71155	12.00	8/15/13	20,729
17,382	Government National Mortgage Association, Pool #780315	9.50	12/15/17	18,781
12,823	Government National Mortgage Association, Pool #780384	11.00	12/15/17	14,559
45,624	Government National Mortgage Association, Pool #780554	10.00	5/15/19	50,428
9,762	Government National Mortgage Association, Pool #780609	9.50	9/15/22	10,718
95,892	Government National Mortgage Association, Pool #781548	7.00	11/15/32	99,106
7,949	Government National Mortgage Association, Pool #80094	5.75	7/20/27	8,004
16,116	Government National Mortgage Association, Pool #80114 (a)	5.75	9/20/27	16,326
24,738	Government National Mortgage Association, Pool #80123 (a)	5.13	10/20/27	25,096
20,814	Government National Mortgage Association, Pool #80137 (a)	5.13	11/20/27	21,115
7,488	Government National Mortgage Association, Pool #80145 (a)	5.13	12/20/27	7,596
8,760	Government National Mortgage Association, Pool #80156	5.38	1/20/28	8,874
858,118	Government National Mortgage Association, Pool #80916 (a)	3.75	5/20/34	843,288
28,816	Government National Mortgage Association, Pool #8585 (a)	5.38	1/20/25	29,185
73,085	Government National Mortgage Association, Pool #8595 (a)	5.38	2/20/25	74,076
22,835	Government National Mortgage Association, Pool #8611 (a)	5.38	3/20/25	23,130
37,875	Government National Mortgage Association, Pool #8621	5.38	4/20/25	38,065
70,530	Government National Mortgage Association, Pool #8631	5.38	5/20/25	70,885
20,525	Government National Mortgage Association, Pool #8644 (a)	5.38	6/20/25	20,721

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$18,620	Government National Mortgage Association, Pool #8664 (a)	5.75	7/20/25	$18,871
3,000,000	Government National Mortgage Association, TBA	6.00	1/22/37	3,041,250

				116,369,863

	Collateralized Mortgage Obligations — 21.38%
589,353	Asset Securitization Corp., Series 1997-D5, Class A1C	6.75	2/14/43	594,449
1,122,779	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	1,165,472
1,385,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,440,378
1,370,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4	5.36	12/10/16	1,370,357
424,960	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	419,776
470,231	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	462,221
1,300,000	Bank of America Commercial Mortgage, Inc., Series 2005-1, Class A4 (a)	5.04	11/10/42	1,290,837
1,500,000	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,512,217
1,190,000	Bear Stearns Commercial Mortgage Securities Corp., Series 2005-PWR7, Class A2	4.95	2/11/41	1,174,332
1,800,000	Capco America Securitization Corp., Series 1998-D7, Class A1B	6.26	10/15/30	1,821,031
1,380,305	Chase Commercial Mortgage Securities Corp., Series 1997-2, Class A2	6.60	12/19/29	1,385,769
220,000	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	229,572
398,181	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	420,695
1,637,114	Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	1,713,617
660,483	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2	6.03	9/15/30	663,001
2,468,252	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	2,467,370
824,599	Countrywide Asset-Backed Certificates, Series 2005-IM3, Class A1 (a)	5.44	3/25/36	824,718
1,160,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	1,121,527
1,660,000	CS First Boston Mortgage Securities Corp, Series 2003-C3, Class A5	3.94	5/15/38	1,541,611
1,660,000	CS Frist Boston Mortgage Securities Corp., Series 2002-CP3, Class A3	5.60	7/15/35	1,686,854
275,000	DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B	6.46	3/10/32	280,328
1,570,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,647,179
1,369,552	First Union National Bank Commercial Mortgage, Series 2001-C4, Class A1	5.67	12/12/33	1,376,318
1,825,000	GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2	5.00	12/10/37	1,806,291
222,323	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C1, Class A2	6.18	5/15/33	225,041
345,894	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	356,569
754,770	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	781,730
807,341	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	854,522
960,000	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	1,016,206
1,384,244	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3	6.14	10/18/30	1,394,626
985,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	974,559
1,667,343	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	4.06	8/25/34	1,636,091
1,048,857	Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	5.59	10/25/35	1,050,310
269,127	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	277,407
1,080,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,048,566
738,931	JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	776,398
206	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	53
710,000	LB - UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	751,889
1,150,000	LB -UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,210,131
850,338	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.21	10/15/35	859,756
1,933,114	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A2	6.30	10/15/35	1,958,697
1,100,462	Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	1,099,673

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (continued)
$460,577	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	$455,285
189,236	Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.48	11/15/30	191,444
1,487,321	Mortgage Capital Funding, Inc., Series 1998-MC1, Class A2	6.66	3/18/30	1,499,092
726,660	Nationslink Funding Corp., Series 1998-1, Class A3	6.40	3/20/30	726,456
1,290,022	Nationslink Funding Corp., Series 1999-1, Class A2	6.32	1/20/31	1,305,734
1,525,000	Prudential Mortgage Capital Funding, LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,599,656
1,176,988	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2 (a)	7.15	5/18/32	1,205,793
968,587	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	5.64	10/25/35	972,386
875,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	859,029
1,335,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.77	7/15/45	1,374,063
1,550,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.31	11/15/48	1,541,462

				56,418,544

	Corporate Bonds — 14.78%
750,000	Anadarko Petroleum Corp. (Independent Energy)	6.45	9/15/36	757,872
170,000	Associates Corp. NA (Banking)	6.25	11/1/08	172,607
175,000	Avalon Bay Communities, Inc. (REITS)	7.50	12/15/10	188,256
545,000	Bank of America Corp. (Banking)	7.80	2/15/10	585,232
620,000	Bank of America Corp. (Banking)	4.50	8/1/10	606,139
275,000	Bank of New York (Banking)	3.80	2/1/08	270,548
3,670,000	Barclays Bank PLC NY (Banking) (a)	5.37	3/13/09	3,671,285
260,000	Berkshire Hathaway Finance Corp. (Property & Casualty)	3.40	7/2/07	257,730
325,000	Berkshire Hathaway Finance Corp. (Property & Casualty)	3.38	10/15/08	314,981
385,000	Berkshire Hathaway Finance Corp. (Property & Casualty)	4.13	1/15/10	374,176
325,000	Bristol-Myers Squibb (Pharmaceuticals)	5.88	11/15/36	319,809
60,000	Bristol-Myers Squibb (Pharmaceuticals)	6.88	8/1/97	63,937
250,000	Carolina Power & Light (Electric)	6.13	9/15/33	259,550
280,000	CenterPoint Energy Resources Corp., Series B (Gas Pipelines)	7.88	4/1/13	310,663
365,000	Citigroup, Inc. (Banking)	3.50	2/1/08	358,432
1,495,000	Citigroup, Inc. (Banking)	3.63	2/9/09	1,450,791
410,000	Citigroup, Inc. (Banking) (b)	4.25	7/29/09	401,229
1,335,000	Citigroup, Inc. (Banking)	4.13	2/22/10	1,295,014
70,000	Citigroup, Inc. (Banking)	4.63	8/3/10	68,747
200,000	Citigroup, Inc. (Banking)	6.13	8/25/36	208,260
985,000	Comcast Cable Communications Holdings (Media Cable) (c)	8.38	3/15/13	1,121,979
170,000	Comcast Corp. (Media Cable)	7.63	2/15/08	173,967
75,000	Comcast Corp. (Media Cable)	7.05	3/15/33	80,197
150,000	Comcast Corp. (Media Cable)	6.50	11/15/35	151,059
25,000	Consolidated Natural Gas, Series A (Gas Pipelines)	5.00	3/1/14	24,112
125,000	Consolidated Natural Gas, Series C (Gas Pipelines)	6.25	11/1/11	129,104
475,000	Deutsche Bank AG NY, Series YCD (Banking) (a)	5.34	3/15/07	474,946
250,000	Dominion Resources, Inc. (Electric)	7.20	9/15/14	274,328
85,000	Dominion Resources, Inc., Series A (Electric)	8.13	6/15/10	92,177
200,000	Energy East Corp. (Electric)	6.75	7/15/36	211,019
125,000	Enterprise Products Operations (Gas Pipelines)	4.00	10/15/07	123,471
50,000	Federated Department Stores (Retailers)	6.79	7/15/27	49,998
200,000	Florida Power and Light Co. (Electric)	4.95	6/1/35	177,851
640,000	General Electric Capital Corp. (NonCapt Diversified)	4.13	9/1/09	623,998
3,625,000	General Electric Capital Corp. (NonCapt Diversified) (a)	5.42	1/15/08	3,628,451
2,195,000	General Electric Capital Corp. (NonCapt Diversified)	5.00	11/15/11	2,178,908
50,000	GTE Corp. (Wirelines)	6.94	4/15/28	52,421
325,000	Halliburton Co. (Oil Field Service)	5.50	10/15/10	324,422

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$125,000	Halliburton Co. (Oil Field Service)	7.60	8/15/96	$143,437
2,025,000	HSBC Bank USA (Banking)	3.87	6/7/07	2,012,044
200,000	HSBC Finance Corp. (NonCapt Consumer)	4.75	5/15/09	197,836
360,000	JP Morgan Chase & Co. (Banking)	5.35	3/1/07	359,927
325,000	Lehman Brothers Holdings, Series MTN (Brokerage) (b)	5.75	7/18/11	331,353
210,000	Lehman Brothers Holdings (Brokerage) (b)	7.88	8/15/10	226,741
108,000	Massachusetts Mutual Life (Life Insurance)*	7.63	11/15/23	129,144
50,000	May Department Stores Co. (Retailers) (b)	6.65	7/15/24	49,540
35,000	May Department Stores Co. (Retailers) (b)	6.70	7/15/34	34,523
555,000	MetLife, Inc. (Life Insurance)	6.40	12/15/36	557,557
475,000	Monumental Global Funding (Life Insurance)*	5.20	1/30/07	474,911
350,000	Morgan Stanley (Brokerage)	5.05	1/21/11	347,726
200,000	Morgan Stanley (Brokerage)	6.75	4/15/11	211,394
2,465,000	Morgan Stanley (Brokerage) (a)	5.40	3/7/08	2,466,797
215,000	Morgan Stanley, Series MTN (Brokerage)	5.63	1/9/12	218,543
40,000	New Jersey Bell Telephone (Wirelines)	7.85	11/15/29	44,757
225,000	News America Holdings (Media Non Cable)	8.50	2/23/25	266,290
55,000	News America Holdings (Media Non Cable)	8.45	8/1/34	66,118
210,000	News America Holdings (Media Non Cable)	8.15	10/17/36	249,589
110,000	News America, Inc. (Media Non Cable)	7.63	11/30/28	123,349
60,000	Phillips Petroleum Co. (Integrated Energy)	7.00	3/30/29	67,546
325,000	Pricoa Global Funding I (Life Insurance)*	4.35	6/15/08	319,763
350,000	Rouse Co. (High Yield - REITS)	5.38	11/26/13	325,292
1,050,000	SBC Communications, Inc. (Wirelines)*	4.21	6/5/07	1,044,278
90,000	Sprint Capital Corp. (Wireless)	8.75	3/15/32	108,325
660,364	Structured Asset Receivable Trust, Series 2003-2 (Life Insurance) (a)*	5.88	1/21/09	660,159
415,000	Suntrust Bank (Banking)	3.63	10/15/07	409,404
160,000	Suntrust Bank (Banking)	4.00	10/15/08	156,359
275,000	Suntrust Bank (Banking)	4.42	6/15/09	269,148
170,000	TCI Communications, Inc. (Media Cable)	7.88	8/1/13	189,032
10,000	TCI Communications, Inc. (Media Cable)	7.88	2/15/26	11,420
375,000	TIAA Global Markets (Life Insurance)*	5.00	3/1/07	374,788
150,000	Time Warner Entertainment (Media Cable)	8.38	3/15/23	175,974
115,000	Time Warner, Inc. (Entertainment)	7.57	2/1/24	126,377
200,000	Time Warner, Inc. (Entertainment) (b)	6.95	1/15/28	209,880
300,000	Time Warner, Inc. (Entertainment)	6.63	5/15/29	303,826
30,000	Turner Broadcasting Co. (Entertainment)	8.38	7/1/13	33,735
140,000	Tyco International Group SA, Yankee (Diversified Manufacturing)	6.38	10/15/11	146,509
55,000	US Bancorp, Series MTNN (Banking)	3.95	8/23/07	54,518
300,000	US Bank NA (Banking)	2.40	3/12/07	298,146
700,000	US Bank NA (Banking)	4.40	8/15/08	690,930
240,000	USAA Capital Corp. (NonCapt Diversified)*	4.00	12/10/07	236,753
425,000	Verizon Virginia, Inc. (Wirelines)	4.63	3/15/13	399,120
110,000	Wachovia Bank NA (Banking) (b)	4.38	8/15/08	108,433
280,000	Wachovia Corp. (Banking)	6.30	4/15/08	283,132
85,000	Wellpoint, Inc. (Other Investment Grade Corporates)	5.95	12/15/34	83,632
155,000	Wellpoint, Inc. (Other Investment Grade Corporates) (b)	5.85	1/15/36	150,574
480,000	Wells Fargo Co. (Banking)	4.20	1/15/10	467,615
750,000	Wells Fargo Co. (Banking)	4.63	8/9/10	736,008
210,000	Wells Fargo Co. (Banking)	4.88	1/12/11	207,915

				38,987,833

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Asset Backed Securities — 8.57%
$681,140	Bear Stearns Asset Backed Securities, Inc., Series 2006-EC1, Class A1 (a)	5.40	12/25/35	$681,244
1,825,000	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4	4.05	7/15/09	1,812,253
2,000,000	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3	5.34	7/15/10	2,004,096
1,025,000	Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	2.90	5/17/10	993,671
1,825,000	Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	3.20	8/24/09	1,800,639
340,659	Countrywide Asset-Backed Certificates, Series 2004-14, Class A4 (a)	5.60	6/25/35	341,492
196,450	Countrywide Asset-Backed Certificates, Series 2005-12, Class 2A1 (a)	5.43	2/25/36	196,465
465,771	Ford Credit Auto Owner Trust, Series 2004-A, Class A3	2.93	3/15/08	463,933
1,073,886	Ford Credit Auto Owner Trust, Series 2005-A, Class A3	3.48	11/15/08	1,067,197
1,256,715	Ford Credit Auto Owner Trust, Series 2005-B, Class A3	4.17	1/15/09	1,249,910
1,975,000	Ford Credit Auto Owner Trust, Series 2005-C, Class A3	4.30	8/15/09	1,957,614
2,150,000	Honda Auto Receivables Owner Trust, Series 2006-1, Class A3	5.07	2/18/10	2,146,234
2,100,000	MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1	4.90	7/15/11	2,093,340
460,000	MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	468,144
899,181	Nomura Home Equity Loan, Inc., Series 2006-HE1, Class A1 (a)	5.40	2/25/36	899,371
567,291	SLM Student Loan Trust, Series 2003-4, Class A3 (a)	5.46	12/15/15	567,502
1,900,000	SLM Student Loan Trust, Series 2005-6, Class A58 (a)	5.39	7/27/26	1,901,503
1,950,000	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,965,092

				22,609,700

	U.S Government Agency Discount Notes — 6.33%
16,700,000	Federal Home Loan Bank Discount Note	0.00	1/2/07	16,697,773

	Foreign Bonds — 5.29%
875,000	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	908,915
380,000	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	396,606
460,000	Bank of Scotland Treasury Services (Banking)*	3.50	11/30/07	452,457
40,000	BSKYB Finance UK PLC (Media Non Cable)*	6.50	10/15/35	39,558
850,000	Depfa ACS Bank (Banking)*	4.25	8/16/10	826,360
145,000	Deutsche Telekom International Finance (Wirelines)	8.25	6/15/30	178,254
995,000	Eksportsfinans (Credit Foreign Agency)	3.38	1/15/08	975,820
25,000	Encana Holdings Financial Corp. (Independent Energy)	5.80	5/1/14	25,149
210,000	HBOS Treasury Services PLC (Banking)*	3.60	8/15/07	207,695
1,855,000	HBOS Treasury Services PLC (Banking)*	5.00	11/21/11	1,844,928
1,000,000	L-Bank BW Foerderbank (Credit Foreign Local Government)	4.25	9/15/10	974,100
225,000	National Westminster Bank (Banking)	7.38	10/1/09	236,941
525,000	Nationwide Building Society (Banking)*	3.50	7/31/07	519,341
250,000	Nationwide Building Society (Banking)*	4.25	2/1/10	242,202
75,000	Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio)	0.00	7/15/18	42,373
75,000	Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio)	0.00	10/15/18	41,820
275,000	Scottish Power PLC (Electric)	4.91	3/15/10	271,041
389,159	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.52	2/10/13	377,018
622,626	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.50	2/10/14	603,450
5,000	Suncor Energy, Inc., Yankee (Integrated Energy)	5.95	12/1/34	5,030
225,000	Teck Cominco Ltd. (Metals) (b)	6.13	10/1/35	216,173
325,000	Telecom Italia Capital (Wirelines)	5.25	10/1/15	303,585
50,000	Telecom Italia Capital (Wirelines)	6.00	9/30/34	45,348
250,000	Telecom Italia Capital (Wirelines) (b)	7.20	7/18/36	261,180
225,000	Telefonica Emisiones S.A.U. (Wirelines)	6.42	6/20/16	232,114
200,000	Telefonica Emisiones S.A.U. (Wirelines)	7.05	6/20/36	212,433
150,000	Telefonica Europe BV (Wirelines)	7.75	9/15/10	161,106
505,000	United Mexican States (Credit Sovereign)	8.00	9/24/22	617,110
30,000	United Mexican States (Credit Sovereign) (b)	11.50	5/15/26	48,525

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Shares or Principal Amount		Rate %	Maturity Date	Value
	Foreign Bonds (continued)
$40,000	United Mexican States, Series MTNA (Credit Sovereign)	7.50	4/8/33	$47,200
290,000	Vodafone Group PLC (Wireless)	7.75	2/15/10	309,048
90,000	Vodafone Group PLC (Wireless) (b)	5.00	9/15/15	85,673
1,150,000	Vodafone Group PLC (Wireless) (a)	5.43	6/29/07	1,150,053
1,085,000	Vodafone Group PLC (Wireless) (a)	5.46	12/28/07	1,085,524

				13,944,130

	U.S. Treasury Notes — 2.45%
3,075,000	U.S. Treasury Notes	4.63	11/15/16	3,054,822
1,500,000	U.S. Treasury Notes Strip, PO (b)	0.00	11/15/21	721,733
7,455,000	U.S. Treasury Notes Strip, Series SO (b)	0.00	11/15/27	2,697,599

				6,474,154

	U.S. Treasury Inflation Protected Bonds — 1.76%
1,175,000	U.S. Treasury Note Inflation Index	2.00	1/15/14	1,246,571
680,000	U.S. Treasury Note Inflation Index	2.50	7/15/16	684,639
2,845,000	U.S. Treasury Note Inflation Index	2.00	1/15/26	2,720,424

				4,651,634

	Taxable Municipal Bonds — 0.30%
200,000	Belvoir Land LLC*	5.27	12/15/47	186,622
290,000	Irwin Land LLC*	5.30	12/15/35	269,897
200,000	Irwin Land LLC, Series A-1*	5.03	12/15/25	186,262
150,000	Ohana Military Communities LLC, Housing Revenue, Series A, Class I	6.19	4/1/49	158,849

				801,630

	Short-Term Investments — 0.04%
112,825	Eurodollar Time Deposit	4.50	1/3/07	112,825

	Securities Held as Collateral for Securities on Loan — 2.05%
5,412,950	State Street Navigator Securities Lending Prime Portfolio			5,412,950

	Total Securities Held as Collateral for Securities on Loan (cost $5,412,950)			5,412,950

	Put Options Purchased
51	March 2007 10-Year Treasury Note Future, Expiration February 2007, Exercise Price $106 (cost $28,781)			10,360

	Total Investments (cost $284,224,522) — 107.07%			282,491,396
	Liabilities in excess of other assets — (7.07)%			(18,651,724)

	Net Assets — 100.00%			$263,839,672

(a)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2006. The maturity date represents the actual maturity date.

(b)	All or part of this security has been placed on loan as of December 31, 2006.

(c)	All or part of this security has been pledged as collateral for Futures and Options contracts held by the Fund.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

IO — Interest Only

PO — Principal Only

TBA — Security in subject to delayed delivery

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (concluded) — December 31, 2006 (Unaudited)

Futures

Number of Contracts	Futures Contracts Long	Market Value	Expiration Date	Unrealized Gain/(Loss)
311	U.S. Treasury 10 Year Note	$33,422,781	Mar-07	$(294,001)
171	U.S. Treasury Long Bond	$19,055,813	Mar-07	$471,314

	Total Unrealized Gain/(Loss)			$177,313

Number of Contracts	Futures Contracts Short	Market Value	Expiration Date	Unrealized Gain/(Loss)
(358)	U.S. Treasury 5 Year Note	$(37,612,375)	Mar-07	$291,907
(49)	Euro Dollar Future	$(11,609,325)	June-07	$49,619

	Total Unrealized Gain			$341,526

	Net Unrealized Gain/(Loss)			$518,839

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds — 83.30%
$1,065,000	Adelphia Communications Corp. (Media – Cable) (a) (b) (c)	0.00	3/1/05	$1,288,650
1,015,000	Adelphia Communications Corp. (Media – Cable) (a) (c)	0.00	1/15/07	1,218,000
1,925,000	Adelphia Communications Corp. (Media – Cable) (a) (c)	0.00	10/1/07	2,247,438
2,500,000	Adelphia Communications Corp. (Media – Cable) (a) (c)	0.00	12/15/07	2,999,999
550,000	Adelphia Communications Corp. (Media – Cable) (a) (c)	0.00	11/15/09	521,125
1,600,000	Adelphia Communications Corp. (Media – Cable) (a) (c)	0.00	10/1/10	1,468,000
949,000	Allbritton Communication (Media – Broadcast)	7.75	12/15/12	958,490
1,200,000	Alliant Techsystems, Inc. (Aerospace/Defense)	6.75	4/1/16	1,203,000
640,000	American Tower Corp. (Telecommunications – Wireless) (d)	7.13	10/15/12	657,600
1,800,000	Arch Western Finance (Metals and Mining – Steel)	6.75	7/1/13	1,786,500
360,000	Ball Corp. (Packaging)	6.88	12/15/12	369,000
1,200,000	Ball Corp. (Packaging)	6.63	3/15/18	1,197,000
1,225,000	Berry Petroleum Co. (Energy – Exploration & Production)	8.25	11/1/16	1,226,531
1,200,000	Bio-Rad Laboratories, Inc. (Health Services)	6.13	12/15/14	1,161,000
2,500,000	Buckeye Technologies, Inc. (Forestry/Paper Products)	8.00	10/15/10	2,500,000
1,000,000	Buckeye Technologies, Inc. (Forestry/Paper Products)	8.50	10/1/13	1,055,000
1,400,000	Cascades, Inc. (Forestry/Paper Products)	7.25	2/15/13	1,396,500
2,125,000	CBD Media/CBD Finance (Printing & Publishing) (d)	8.63	6/1/11	2,178,125
1,000,000	Chesapeake Energy Corp. (Energy – Exploration & Production)	6.38	6/15/15	990,000
1,000,000	Chesapeake Energy Corp. (Energy – Exploration & Production)	6.63	1/15/16	993,750
2,000,000	Chesapeake Energy Corp. (Energy – Exploration & Production) (d)	6.88	1/15/16	2,017,500
2,500,000	Church & Dwight Co., Inc. (Consumer Products) (d)	6.00	12/15/12	2,443,750
1,225,000	Comcast Cable Communications (Media – Cable)	10.63	7/15/12	1,479,346
2,850,000	Community Health Systems (Health Services) (d)	6.50	12/15/12	2,807,249
600,000	CSC Holdings, Inc. (Media – Cable)	8.13	8/15/09	621,750
699,000	CSC Holdings, Inc. (Media – Cable)	7.63	7/15/18	680,651
604,000	CSC Holdings, Inc. (Media – Cable) (d)	7.88	2/15/18	602,490
1,450,000	Davita, Inc. (Health Services)	6.63	3/15/13	1,453,625
1,900,000	Davita, Inc. (Health Services)	7.25	3/15/15	1,938,000
1,132,000	Denbury Resources, Inc. (Energy – Exploration & Production)	7.50	4/1/13	1,148,980
2,039,000	Dex Media Finance/West (Printing & Publishing)	8.50	8/15/10	2,118,011
992,000	Dole Foods Co. (Food – Wholesale)	8.63	5/1/09	985,800
1,700,000	Dole Foods Co. (Food – Wholesale) (d)	7.25	6/15/10	1,619,250
800,000	Dole Foods Co. (Food – Wholesale) (d)	8.75	7/15/13	776,000
850,000	Echostar DBS Corp. (Media – Cable)	5.75	10/1/08	846,813
450,000	Echostar DBS Corp. (Media – Cable)	7.13	2/1/16	450,000
465,000	Embarq Corp. (Telecommunications – Wireless)	7.08	6/1/16	473,379
560,000	Encompass Services Corp. (Other) (a)	10.50	5/1/09	616
1,290,000	Entercom Radio/Capital (Media – Broadcast) (d)	7.63	3/1/14	1,290,000
1,150,000	Georgia-Pacific Corp. (Forestry/Paper Products)*	7.13	1/15/17	1,147,125
485,000	Glencore Nickel (Other) (a) (e)	0.00	12/1/14	0
1,500,000	HCA, Inc. (Health Services) (d)	6.95	5/1/12	1,421,250
1,610,000	HCA, Inc. (Health Services)*	9.25	11/15/16	1,724,713
1,850,000	Hercules, Inc. (Chemicals)	6.75	10/15/29	1,813,000
750,000	Houston Exploration Co. (Energy – Exploration & Production)	7.00	6/15/13	731,250
400,000	Intelsat Bermuda Ltd. (Telecommunications – Integrated Services) (f)*	11.35	6/15/13	420,000
775,000	Intelsat Bermuda Ltd. (Telecommunications – Integrated Services)*	9.25	6/15/16	833,125
2,250,000	Intertape Polymer US, Inc. (Packaging)	8.50	8/1/14	2,030,625
500,000	Jefferson Smurfit Corp. (Forestry/Paper Products)	8.25	10/1/12	487,500
275,000	Jefferson Smurfit Corp. (Forestry/Paper Products)	7.50	6/1/13	258,500
2,725,000	KCS Energy, Inc. (Energy – Exploration & Production)	7.13	4/1/12	2,650,063
1,905,000	L-3 Communications Corp. (Aerospace/Defense)	6.13	7/15/13	1,876,425

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$1,300,000	L-3 Communications Corp. (Aerospace/Defense)	5.88	1/15/15	$1,254,500
785,000	Lyondell Chemical Co. (Chemicals)	8.00	9/15/14	814,438
720,000	Lyondell Chemical Co. (Chemicals)	8.25	9/15/16	756,000
150,000	MediaNews Group, Inc. (Printing & Publishing)	6.38	4/1/14	129,000
1,500,000	Moog, Inc. (Aerospace/Defense)	6.25	1/15/15	1,455,000
615,000	Morris Publishing Group (Printing & Publishing)	7.00	8/1/13	582,713
2,695,000	Nalco Co. (Chemicals)	7.75	11/15/11	2,755,637
1,897,000	Nalco Co. (Chemicals) (d)	8.88	11/15/13	2,008,449
1,700,000	Newfield Exploration Co. (Energy – Exploration & Production)	6.63	4/15/16	1,691,500
2,000,000	NRG Energy, Inc. (Electric – Generation)	7.25	2/1/14	2,015,000
2,300,000	NRG Energy, Inc. (Electric – Generation)	7.38	2/1/16	2,311,500
2,400,000	NRG Energy, Inc. (Electric – Generation)	7.38	1/15/17	2,406,000
3,000,000	NTL Cable PLC (Media – Cable)	8.75	4/15/14	3,138,749
1,750,000	Omnicare, Inc. (Health Services)	6.13	6/1/13	1,675,625
150,000	Omnicare, Inc. (Health Services)	6.88	12/15/15	148,125
1,055,000	Owens-Brockway Glass Container, Inc. (Packaging)	8.88	2/15/09	1,078,738
1,205,000	Owens-Brockway Glass Container, Inc. (Packaging) (d)	8.25	5/15/13	1,245,669
600,000	Owens-Illinios, Inc. (Packaging) (d)	7.80	5/15/18	597,750
1,095,000	Owens-Illinois, Inc. (Packaging) (d)	7.35	5/15/08	1,101,844
1,700,000	Pogo Producing Co. (Energy – Exploration & Production)	7.88	5/1/13	1,725,500
2,400,000	Pogo Producing Co. (Energy – Exploration & Production) (d)	6.88	10/1/17	2,292,000
1,500,000	QuickSilver Resources, Inc. (Energy – Exploration & Production)	7.13	4/1/16	1,466,250
1,775,000	R.H. Donnelley Corp. (Printing & Publishing)	6.88	1/15/13	1,701,781
1,350,000	Radio One, Inc. (Media – Broadcast)	8.88	7/1/11	1,393,875
1,750,000	Radio One, Inc., Series B (Media – Broadcast) (d)	6.38	2/15/13	1,636,250
3,625,000	Range Resources Corp. (Energy – Exploration & Production)	7.38	7/15/13	3,715,624
1,067,991	Rhythms NetConnections, Inc., Series B (Other) (a) (e)	0.00	2/15/10	0
1,787,080	Rhythms NetConnections, Inc., Series B, SUB (Other) (a) (e)	0.00	5/15/08	0
1,025,000	Salem Communications (Media – Broadcast)	7.75	12/15/10	1,040,375
1,300,000	Select Medical Corp. (Health Services)	7.63	2/1/15	1,079,000
1,597,000	Sinclair Broadcasting Group, Inc. (Media – Broadcast)	8.00	3/15/12	1,648,903
3,285,000	Tenet Healthcare Corp. (Health Services)	6.88	11/15/31	2,636,213
780,000	Transdigm, Inc. (Aerospace/Defense)	7.75	7/15/14	803,400
2,675,000	Videotron Ltee (Media – Cable)	6.88	1/15/14	2,691,719
300,000	VWR International, Inc. (Pharmaceuticals)	6.88	4/15/12	301,875
700,000	VWR International, Inc. (Pharmaceuticals) (d)	8.00	4/15/14	721,000

	Total Corporate Bonds (cost $118,997,353)			118,582,496

	Foreign Bond — 7.70%
2,700,000	Crown Americas (Packaging)	7.63	11/15/13	2,780,999
350,000	Crown Americas (Packaging)	7.75	11/15/15	363,125
2,400,000	CSC Holdings, Inc. (Media – Cable)	7.25	4/15/12	2,340,000
1,955,000	Murrin Murrin Holdings Ltd. (Other) (a) (e)	0.00	8/31/07	2
1,650,000	Nielsen Finance LLC (Media – Services)*	10.00	8/1/14	1,788,188
1,100,000	NTL Cable PLC (Media – Cable)	9.13	8/15/16	1,161,875
1,500,000	Quebecor Media (Media – Diversified)	7.75	3/15/16	1,531,875
950,000	R.H. Donnelley Corp. (Printing & Publishing)	8.88	1/15/16	1,002,250

	Total Foreign Bond (cost $10,654,679)			10,968,314

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — December 31, 2006 (Unaudited)

Shares or Principal Amount		Value
	Common/Preferred Stocks — 0.98%
	Fiber Optics — 0.00%
672	Viatel Holding (Bermuda) Ltd. (Other) (c)	$3

	Media — 0.00%
318,275	Paxson Communications Corp. (Other) (a) (c) (e)	0
285,971	Paxson Communications Corp. (Other) (a) (c) (e)	0

	Telecommunications — 0.98%
3,207	Dobson Communications Corp., Series A (Other) (c)	27,933
53,923	NTL, Inc. (Media – Cable) (d)	1,361,017
7,871	XO Communications, Inc. (Other) (a) (c)	8

		1,388,958

	Total Common/Preferred Stocks (cost $758,689)	1,388,961

	Treasury Bills — 3.22%
4,600,000	U.S. Treasury Bills, 4.72%, 1/18/07 (f) (d)	4,591,048

	Total Treasury Bills (cost $4,589,241)	4,591,048

	Time Deposit — 2.93%
4,173,938	Liquidity Management Control System Time Deposit	4,173,938

	Total Time Deposit (cost $4,173,938)	4,173,938

	Warrants — 0.00%
	Media — 0.00%
470	XM Satellite Radio, Inc., Strike Price $45.24, 3/15/10*	1,528

	Total Warrants (cost $70,500)	1,528

	Securities Held as Collateral for Securities on Loan — 14.60%
20,778,648	State Street Navigator Securities Lending Prime Portfolio	20,778,648

	Total Securities Held as Collateral for Securities on Loan (cost $20,778,648)	20,778,648

	Total Investments (cost $160,023,048) — 112.73%	160,484,933
	Liabilities in excess of other assets — (12.73)%	(18,121,542)

	Net Assets — 100.00%	$142,363,391

(a)	Issuer has defaulted on the payment of interest.

(b)	This security did not mature on it’s nominal maturity date due to bankruptcy proceedings. The company is currently creating a plan of reorganization to distribute proceeds from the liquidation of it’s assets.

(c)	Represents non-income producing security.

(d)	All or part of this security has been loaned as of December 31, 2006.

(e)	Escrow Security

(f)	Rate represents the effective yield at purchase.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

SUB — Subordinate Bond

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds — 97.80%
	Arizona — 10.24%
$1,000,000	Arizona State Transportation Board Highway Revenue, Prerefunded 7/1/09 @ 100	5.75	7/1/19	$1,050,550
1,000,000	Arizona State University Revenue (FSA)	5.25	7/1/10	1,052,339
1,000,000	Mesa, Utility System Revenue, Prerefunded 7/1/07 @ 101 (FGIC)	5.25	7/1/16	1,018,040

				3,120,929

	Florida — 4.37%
1,250,000	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,330,088

	Hawaii — 3.33%
1,000,000	Honolulu Hawaii City & County, Series A (MBIA)	5.00	3/1/08	1,015,240

	Illinois — 17.71%
1,000,000	Chicago Illinois Park District, Series C, Prerefunded 7/1/11 @ 100 (FGIC)	5.50	1/1/21	1,072,580
1,200,000	Cook County Illinois High School District No. 201 J Sterling Morton Township (FGIC)	0.00	12/1/07	1,160,699
1,000,000	DU Page & Will Counties Illinois, Community School District No. 204, GO	5.25	12/30/12	1,066,730
1,000,000	Illinois State Sales Tax Revenue, First Series	5.50	6/15/07	1,008,360
1,000,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100	5.25	10/1/14	1,084,850

				5,393,219

	Indiana — 3.46%
1,015,000	East Porter County School Building Corporation (MBIA)	5.00	1/15/10	1,053,672

	Iowa — 5.75%
1,300,000	Cedar Rapids Iowa, GO	5.25	6/1/12	1,348,412
400,000	Pella Iowa Community School District, GO (FSA)	5.20	6/1/07	402,580

				1,750,992

	Kentucky — 5.21%
1,500,000	Kentucky State Property & Buildings Commission, Project No. 64 Revenue, Prerefunded 11/1/09 @ 100 (MBIA)	5.75	5/1/12	1,585,395

	Massachusetts — 3.88%
1,150,000	Massachusetts State, Series A	5.38	8/1/08	1,181,131

	Michigan — 4.02%
1,150,000	Hamilton Michigan, Community School District (FSA)	5.00	5/1/12	1,222,738

	Missouri — 3.30%
1,000,000	Kansas City Missouri Industrial Development Authority Revenue, Ewing Marion Kauffman-B, Prerefunded 4/1/07 @ 100	5.70	4/1/27	1,005,030

	Nevada — 6.67%
2,000,000	Sparks Nevada Redevelopment Agency Tax Allocation Revenue (RADIAN)	5.15	1/15/08	2,031,680

	New Mexico — 3.31%
1,000,000	New Mexico State Supplementary Severence Tax, Series A, Prerefunded 7/1/07 @ 100 (MBIA)	5.00	7/1/09	1,007,000

	Ohio — 3.29%
1,000,000	Ohio State Higher Education, Series A	4.50	5/1/07	1,002,900

	Oklahoma — 3.36%
1,000,000	Oklahoma Development Finance Authority Revenue, Prerefunded 5/1/08 @ 100	5.50	5/1/11	1,024,710

	Pennsylvania — 3.32%
1,000,000	Pennsylvania State (FGIC)	5.00	10/1/07	1,010,170

	Texas — 16.58%
1,000,000	EL Paso Texas, Independent School District, GO (PSF-GTD)	5.00	2/15/12	1,027,190
750,000	Mesquite Texas, Independent School District No. 1 (PSF-GTD)	5.25	8/15/09	769,088

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Texas (continued)
$845,000	Pearland Texas, Independent School District, Prerefunded 2/15/08 @ 100 (PSF-GTD)	5.75	2/15/22	$864,908
1,215,000	Texas State Turnpike Authority Center, Texas Turnpike Systems Revenue	5.00	6/1/07	1,222,010
1,130,000	University of Texas University Revenue, Series B	5.00	8/15/09	1,166,521

				5,049,717

	Total Municipal Bonds (cost $29,774,247)			29,784,611

Shares
	Money Market — 0.63%
191,568	SSgA Tax Free Money Market, 3.31% (a)			191,568

	Total Money Market (cost $191,568)			191,568

	Total Investments (cost $29,965,815) (a) — 98.43%			29,976,179
	Other assets in excess of liabilities — 1.57%			477,983

	Net Assets — 100.00%			$30,454,162

(a)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2006.

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance, Inc.

GO — General Obligation

MBIA — Municipal Bond Insurance Association

PSF-GDT — Permanent School Fund Guaranteed

RADIAN — Radian Group, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds — 87.68%
	Alabama — 0.36%
$625,000	Alabama Housing Financial Authority, AMT	5.65	6/1/08	$640,081
10,000	Birmingham Alabama Industrial Water Supply Revenue	6.20	7/1/08	10,000
630,000	Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	646,153
120,000	Gadsden Alabama East Medical Clinic, Hospital Revenue, Baptist Hospital of Gadsden, ETM	6.90	7/1/07	121,912
40,000	Lauderdale County & Florence Alabama	7.00	7/1/07	40,657
500,000	Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	521,640

				1,980,443

	Alaska — 1.75%
400,000	Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	408,840
5,735,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/22	5,724,906
3,445,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/23	3,434,562

				9,568,308

	American Samoa — 0.04%
220,000	Territory of American Samoa, GO (ACA)	6.00	9/1/07	222,717

	Arizona — 3.17%
30,000	Maricopa County Arizona Hospital Revenue, Sun City Community Hospital, Series A, ETM	7.88	1/1/07	30,000
2,000,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.00	10/20/31	2,190,320
2,510,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,733,565
310,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/07	309,476
320,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/08	319,494
100,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/09	100,867
345,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	349,109
365,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	370,482
380,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	386,471
395,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	407,913
250,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	262,578
335,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	352,996
460,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/16	490,056
430,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/17	459,326
250,000	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	257,560
515,000	Phoenix Health Facilities Authority Hospital, ETM	6.25	9/1/11	530,733
40,000	Pima County Arizona Hospital Revenue, ETM	6.40	4/1/07	40,268
850,000	Pinal County Arizona Certificates Participation	3.50	12/1/08	839,656
145,000	Pinal County Arizona Certificates Participation	4.00	12/1/10	144,063
1,895,000	Pinal County Arizona Certificates Participation	5.00	12/1/14	1,994,753
2,420,000	Pinal County Arizona Certificates Participation	5.25	12/1/15	2,591,070
230,000	Pinal County Arizona Community College (AMBAC)	5.25	7/1/07	231,888
245,000	Pinal County Arizona Community College (AMBAC)	5.25	7/1/08	250,927
95,000	Pinal County Arizona Community College (AMBAC)	4.75	7/1/09	97,516
175,000	Pinal County Arizona Community College (AMBAC)	4.80	7/1/09	179,760
1,370,000	Pinal County Individual Development Authority Correctional Facilities, Florence West Prison, Series A	3.88	10/1/09	1,359,054

				17,279,901

	Arkansas — 1.29%
135,000	Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	132,401
970,000	Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	1,001,884

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Arkansas (continued)
$6,273	Drew County Arkansas Public Facility Board, Single Family, Series A-2 (FNMA)	7.90	8/1/11	$6,283
660,000	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	672,382
100,000	Jefferson County Arkansas Health Care, ETM	7.40	12/1/10	108,709
500,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/11	503,310
1,025,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/16	1,017,517
500,000	Pine Bluff Arkansas Industrial Development Revenue	5.50	11/1/07	507,420
455,000	Springdale Arkansas Sales & Use Tax Revenue	4.00	7/1/16	454,968
4,897	Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B	7.75	9/1/11	4,912
1,720,000	Stuttgart Arkansas Sales & Use Tax Revenue	4.20	10/1/31	1,722,768
90,000	Union County Arkansas Residential Housing Facilities Board Revenue, ETM	7.88	10/1/10	98,579
505,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	503,611
280,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	290,744

				7,025,488

	California — 2.96%
80,000	ABAG Finance Authority for Non-Profit Corporations, Certificates of Participation, American Baptist Homes	5.50	10/1/07	80,443
500,000	ABAG Finance Authority for Non-Profit Corporations, Insured Certificates of Participation, Rhoda Haas Goldman Plaza	5.13	5/15/15	515,275
800,000	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	821,096
4,400,000	California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,401,979
255,000	California State, GO	6.25	4/1/08	263,211
100,000	California State, GO	4.00	2/1/09	100,791
100,000	California State, GO	5.00	3/1/09	102,878
100,000	California State, GO	6.75	8/1/10	110,052
250,000	California State, GO	6.30	9/1/11	277,340
50,000	California State, Water Residential Development	5.10	3/1/10	50,113
1,000,000	California Statewide Communities Development Authority, Daughters of Charity, Series F	5.00	7/1/07	1,005,490
315,000	California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	314,087
1,130,000	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,206,953
60,000	Colton California Redevelopment Agency, ETM	7.25	8/1/11	65,215
1,215,000	Contra Costa California Home Mortgage Finance Authority, ETM, Zero Coupon (MBIA)	0.00	9/1/17	617,913
45,000	Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	45,804
5,000	Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)	6.70	6/1/24	5,115
65,000	Emeryville California Redevelopment Agency	7.50	9/1/11	70,803
9,000	Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	9,002
10,000	Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	10,002
45,000	Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects (GNMA)	6.65	5/20/08	45,241

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	California (continued)
$435,000	Los Angeles California Community Redevelopment, Angeles Plaza Project, Series A (FNMA)	7.40	6/15/10	$446,758
205,000	Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, AMT	5.85	12/1/27	209,077
1,920,000	Manteca California Financing Authority Sewer Revenue, Series B	5.00	12/1/33	1,928,275
50,000	Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	50,051
15,000	Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM	7.75	10/1/11	16,525
120,000	Riverside County California Housing Authority Breezewood Apartments Project, Series B (MBIA)	5.00	6/1/19	122,640
35,000	Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	36,715
300,000	Sacramento California Municipal Utilities, ETM	6.13	6/1/11	315,609
90,000	San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM	7.13	1/1/11	96,246
2,600,000	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B	5.13	9/1/19	2,710,006
110,000	Turlock California Public Financing Authority	5.25	9/1/15	115,039
5,000	Villa View Community Hospital Income, California Revenue	7.50	7/1/08	5,174

				16,170,918

	Colorado — 1.36%
80,000	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.60	12/1/12	81,214
120,000	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.80	12/1/17	122,291
310,000	Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC)	4.88	12/1/28	315,152
10,000	Aurora Colorado Housing Authority	7.30	5/1/10	10,038
1,070,000	Colorado Educational & Cultural Facilities Authority Revenue	5.00	6/15/14	1,152,582
2,355,000	Colorado Educational & Cultural Facilities Authority Revenue	4.10	8/15/14	2,409,070
25,000	Colorado Housing Financial Authority	6.50	5/1/16	25,094
75,000	Colorado Housing Financial Authority (FHA)	5.70	10/1/21	75,178
145,000	Colorado Housing Financial Authority, AMT	6.40	11/1/24	149,892
28,000	Colorado Housing Financial Authority	6.55	5/1/25	28,856
40,000	Denver Colorado City & County Multi-Family Housing (FHA)	4.70	7/1/08	40,442
15,000	Denver Colorado City & County Multi-Family Housing, AMT (FHA)	5.10	11/1/07	15,076
750,000	E-470 Business Metropolitan District Colorado	5.13	12/1/17	773,963
150,000	Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	152,780
1,750,000	Interlocken Metropolitan District Colorado, Series A	5.75	12/15/11	1,850,869
212,895	University of Colorado Registrants Participation Institutes	6.00	12/1/13	226,284

				7,428,781

	Connecticut — 0.14%
740,000	Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	788,988

	Delaware — 0.53%
5,000	Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula United, Series A	6.00	5/1/09	5,106
1,160,000	Delaware State Economic Development Authority Revenue, Water Development, Wilmington, Series B	6.45	12/1/07	1,186,622
820,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.00	6/1/08	831,316
575,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	589,467
100,000	Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	101,127
160,000	Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	170,107

				2,883,745

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	District of Columbia — 1.73%
$2,000,000	District Columbia Housing Finance Agency, Multi-Family Housing Revenue, Azeeze Bates Apartments Project (FHLMC)	4.80	11/1/36	$2,010,640
100,000	District of Columbia Certificates Participation	5.25	1/1/09	102,949
140,000	District of Columbia Hospital Revenue, Series A, ETM	5.25	8/15/12	143,063
95,000	District of Columbia Housing Finance Agency (Asset GTY)	4.85	6/1/08	95,371
50,000	District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT (FHA)	5.00	2/1/08	50,055
1,000,000	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	1,027,850
215,000	District of Columbia Revenue, American Association of Advancement of Science	5.25	1/1/16	222,340
250,000	District of Columbia Revenue, Georgetown University, Series A	6.00	4/1/18	261,583
220,000	District of Columbia, Series B (FSA)	5.50	6/1/14	231,051
5,040,000	District of Columbia, Series B, ETM (FSA)	5.50	6/1/14	5,287,211

				9,432,113

	Florida — 2.83%
2,290,000	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B	6.25	4/1/15	2,509,564
20,000	Dade County Florida Health Facilities Authority, Hospital Revenue, ETM	6.75	5/1/08	20,485
30,000	Dade County Florida Special Obligation, Miami Beach Convention Center Project, ETM	8.63	12/1/07	31,334
130,000	Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	133,501
2,060,000	Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	2,115,475
155,000	Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	164,666
1,695,000	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,673,762
720,000	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	750,204
1,290,000	River City Renaissance Project (FGIC)	5.13	10/1/18	1,294,154
105,000	Jacksonville Florida, Health Facilities Authority Hospital Revenue, Charity Obligation Group, Series C	5.38	8/15/23	108,934
25,000	Key West Florida Utilities Board, Electricity Revenue (AMBAC)	9.75	10/1/13	30,163
65,000	Key West Florida Utilities Board, Electricity Revenue, Series 1980 D, ETM	9.00	10/1/07	67,516
1,000,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,081,910
115,000	Lee County Florida Justice Center Complex Income Improvement Revenue, Series A (MBIA)	11.13	1/1/11	131,815
45,000	Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.50	10/1/08	46,910
205,000	Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	207,126
500,000	Miami-Dade County Florida Special Obligation, Zero Coupon	0.00	10/1/35	469,850
1,370,000	Okaloosa County Florida, Water and Sewer Revenue	4.50	7/1/25	1,385,837
145,000	Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	156,667
700,000	Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D	5.75	10/1/13	745,073
750,000	Osceola County Florida Housing Financial Authority Multi-Family Revenue (FHLMC)	4.05	1/1/37	746,340
25,000	Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	29,797
235,000	Pasco County Florida Revenue, GO, ETM (MBIA)	6.38	8/1/08	241,004
1,000,000	Pinellas County Florida Health Facilities Authority Revenue	5.75	11/15/27	1,111,050
65,000	St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	66,919
20,000	Tampa Florida Allegany Health Systems, St. Marys, ETM	5.75	12/1/07	20,389
20,000	Tampa Florida Excise Tax, Revenue Bond, ETM	6.13	10/1/07	20,107

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Florida (continued)
$70,000	Tampa Florida Water & Sewer Revenue, ETM	6.60	4/1/08	$71,674
40,000	Vero Beach Florida Electricity Revenue, ETM	6.50	12/1/07	41,044

				15,473,270

	Georgia — 0.94%
350,000	Athens Georgia Water & Sewer Revenue, ETM	6.20	7/1/08	360,563
75,000	Atlanta Georgia New Public Housing Authority	5.00	5/1/08	76,373
5,000	Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5,126
155,000	Emanuel County Georgia, GO	5.15	8/1/10	157,230
30,000	Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates, Georgia Baptist Health Care Systems Project, ETM	6.00	10/1/08	30,687
650,000	Gwinnett County Georgia Housing Authority, Multi-Family Housing Revenue, Greens Apartments Project (FNMA) (a)	3.92	6/15/25	650,000
200,000	Savannah Georgia Economic Development Authority	6.20	10/1/09	207,126
200,000	Savannah Georgia Economic Development Authority	6.50	10/1/13	217,198
500,000	Savannah Georgia Economic Development Authority (ACA)	6.88	11/15/11	534,425
2,685,000	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System	5.25	7/1/23	2,871,044

				5,109,772

	Hawaii — 0.17%
640,000	Hawaii State Housing & Community Development Corp., Multi-Family Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	671,494
275,000	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	282,288

				953,782

	Idaho — 0.66%
105,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.30	11/1/07	105,586
110,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.40	11/1/08	110,642
110,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.50	11/1/09	110,692
5,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.60	11/1/10	5,030
5,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.70	11/1/11	5,032
5,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.80	11/1/12	5,033
110,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/15	109,844
360,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/16	358,074
100,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/19	106,494
100,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/22	105,947
60,000	Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	62,089
1,600,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series G, Class III, AMT	4.60	7/1/28	1,587,039
15,000	Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	14,969
20,000	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT	5.25	7/1/11	20,248
40,000	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT	5.10	7/1/12	40,345
825,000	Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	839,132
10,000	Idaho Housing Agency, Single Family Mortgage, Series Sub-F, AMT	5.80	7/1/07	10,008

				3,596,204

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Illinois — 9.67%
$450,000	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	$486,527
1,545,000	Aurora Illinois, Multi-Family Revenue (FHLMC) (a)	3.92	12/1/26	1,545,000
380,000	Bedford Park Illinois Water Revenue, AMT (ACA)	6.00	12/15/08	390,047
555,000	Bolingbrook Illinois Sales Tax Revenue, Zero Coupon	0.00	1/1/15	540,298
535,000	Chicago Illinois City Colleges, Chicago Capital Improvement	6.00	1/1/11	574,183
3,000,000	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	3,222,150
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.25	6/1/08	40,425
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	40,839
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	41,022
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	57,152
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	57,586
475,000	Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D	5.50	1/1/17	509,647
410,000	Chicago Illinois, Series A	5.25	1/1/08	412,858
500,000	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	527,045
1,000,000	Cook County Illinois School District No. 99 Cicero (FGIC)	9.00	12/1/15	1,273,430
993,000	Cortland Illinois Special Tax Revenue, Sheaffer Systems Project	5.50	3/1/17	1,007,994
20,000	Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital	7.00	1/1/07	20,000
5,000	Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (FGIC)	7.00	1/1/07	5,000
10,000	Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (MBIA)	7.00	1/1/07	10,000
5,000	Dupage County Illinois Water & Sewer Revenue, ETM	5.20	1/1/07	5,000
3,586,000	Gilberts Illinois Special Services Area No 9 Special Tax	4.40	3/1/25	3,585,821
10,000	Grant Hospital Chicago Illinois Revenue, ETM	6.40	7/1/07	10,135
2,475,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,676,440
5,435,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.95	10/20/41	5,878,495
105,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	105,463
930,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	950,479
5,000	Illinois Development Finance Authority Revenue, Section 8, Series A (FHA/MBIA)	5.20	7/1/08	5,061
380,000	Illinois Development Financial Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	390,066
380,000	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	383,017
2,125,000	Illinois Educational Facilities Authority Revenue, Zero Coupon	0.00	7/1/14	1,351,075
250,000	Illinois Educational Facility Authority Revenue	4.60	10/1/08	251,493
1,250,000	Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,275,550
900,000	Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	916,272
6,500,000	Illinois Health Facilities Authority Revenue, Hospital Sisters Services Income, Series A	4.50	12/1/23	6,527,364
135,000	Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center	6.75	12/1/08	140,058
45,000	Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.38	11/15/08	45,164
100,000	Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	101,800
645,000	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	634,409
150,000	Kendall & Kane Counties Illinois, Community School District No. 115 Yorkville	7.00	1/1/07	150,000
1,640,000	Lake County Illinois Community School District, Zero Coupon (FSA)	0.00	12/1/17	1,048,862
90,000	Lake County Illinois Township, High School District No. 113, Highland Park, GO	8.10	12/1/12	110,357
180,000	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	219,265
2,750,000	Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	2,875,235
325,000	Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	346,551

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Illinois (continued)
$890,000	Maywood Illinois, GO (XLCA)	4.00	1/1/13	$901,365
1,750,000	Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, McCormick Place, Series A	5.00	6/15/07	1,761,410
2,190,000	Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	2,217,682
460,000	Rockford-Concord Commons Housing, Concord Commons Project (FHA)	6.15	11/1/22	469,927
1,425,000	Round Lake Beach Illinois Tax Increment Revenue	3.25	12/15/08	1,378,958
1,875,000	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,875,469
350,000	Sauk Village Illinois, Tax Increment, Series A	5.35	12/1/13	373,114
1,468,000	Schaumburg Illinois Special Assessment	6.75	12/1/28	1,540,563
445,000	Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	469,787
95,000	Southern Illinois University Revenue, ETM	6.75	4/1/07	95,703
320,000	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (b)	5.90	2/1/14	323,571
605,000	Woodridge Illinois, Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)	5.65	12/20/32	629,527

				52,781,711

	Indiana — 2.22%
230,000	Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	233,121
1,170,000	Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,182,262
1,440,000	Bartholomew County Indiana Building Corp. Revenue	4.50	7/15/20	1,461,182
310,000	Clark County Indiana Hospitals Association (MBIA)	4.65	3/1/07	310,419
550,000	Elkhart County Indiana, Corrections Complex Relief (FSA)	4.13	12/1/21	538,285
550,000	Indiana Health Facilities Financing Authority Hospital Revenue, Sisters of St. Francis Health, Series A	5.00	11/1/10	566,357
60,000	Indiana Health Facilities Financing Authority, Deaconess Hospital, Inc. (MBIA)	5.65	3/1/08	60,743
85,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.80	2/15/07	85,021
80,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.85	2/15/08	80,453
80,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	80,988
95,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.25	2/15/08	95,833
110,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	113,231
230,000	Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A, ETM	5.75	9/1/15	230,810
600,000	Indiana State Financial Authority Economic Development Revenue, National FFA Organization Project	4.85	1/1/27	599,238
75,000	Indianapolis Indiana Utilities Revenue, ETM	7.00	6/1/08	77,048
2,500,000	IPS Multi-School Building Corp. (FSA)	4.50	1/15/31	2,505,475
1,390,000	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project	5.50	11/1/17	1,501,047
25,000	Lawrence Indiana, Multi-Family Revenue, AMT	5.05	1/1/08	25,119
530,000	Lawrence Indiana, Multi-Family Revenue, Mandatory Put 1/1/08 @100, AMT (FNMA)	5.15	6/1/24	536,328
1,735,000	Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,729,222
125,000	Mooresville Indiana School Building Corp., First Mortgage (FSA)	5.00	7/15/15	130,445

				12,142,627

	Iowa — 1.35%
3,900,000	Tobacco Settlement Authority, Tobacco Settlement Revenue, Series B	5.60	6/1/35	4,218,669
1,775,000	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.50	12/1/19	1,777,787

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Iowa (continued)
$1,400,000	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.50	12/1/31	$1,385,468

				7,381,924

	Kansas — 0.04%
195,000	McPhearson Kansas Electric Utility, ETM (AMBAC)	5.90	3/1/07	195,700
25,000	Wichita Kansas Hospital Revenue	6.88	3/1/07	25,128

				220,828

	Kentucky — 1.09%
90,000	Kentucky State Turnpike Authority Resource Recovery	6.13	7/1/07	91,119
95,000	Kentucky State Turnpike Authority Resource Recovery	6.63	7/1/08	97,518
300,000	Lexington-Fayette Urban County Government Kentucky Revenue, Transylvania University Project	5.13	8/1/18	309,351
215,000	Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	221,551
115,000	Louisville Kentucky Water Revenue	6.13	11/15/13	123,649
4,765,000	Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	5,131,477

				5,974,665

	Louisiana — 2.06%
80,000	East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.20	10/1/08	83,104
500,000	Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	552,540
20,000	Iberia Home Mortgage Authority, Louisiana Single Family	7.38	1/1/11	20,276
160,000	Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.45	9/1/27	166,544
395,000	Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.50	9/1/38	411,017
1,110,000	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8-202, Project A (HUD)(FHA)	4.15	12/1/12	1,111,698
1,230,000	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8-202, Project A (HUD)(FHA)	4.25	12/1/14	1,234,071
1,105,000	Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,203,831
235,000	Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	248,397
1,695,000	Louisiana State Military Department Custody Recipients	3.40	12/1/11	1,711,663
2,966,000	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	3,190,260
1,235,000	Tensas Parish Louisiana Law Enforcement District, Certificates of Participation	7.00	9/1/18	1,317,486

				11,250,887

	Maine — 0.05%
175,000	Maine Finance Authority Revenue, AMT	5.20	7/1/18	178,071
90,000	Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	93,056

				271,127

	Maryland — 2.68%
55,000	Annapolis Maryland Economic Development Revenue	5.00	10/1/07	55,186
65,000	Annapolis Maryland Economic Development Revenue	5.00	10/1/08	65,480
110,000	Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	112,971
750,000	Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	769,080

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Maryland (continued)
$3,700,000	Montgomery County Housing Opportunities Commission, Multi-Family Revenue (FHLMC) (a)	3.92	11/1/07	$3,700,000
1,000,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,119,180
10,000	Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, AMT, SUB (FNMA/GNMA/FHLMC)	5.89	8/1/32	10,134
8,873,000	Tax Exempt Municipal Infrastructure Improvement Transit Maryland (LOC)*	3.80	5/1/08	8,817,189

				14,649,220

	Massachusetts — 3.28%
425,000	Boston Massachusetts Industrial Development Finance Authority, Northend Community, Series A (FHA)	6.45	8/1/37	452,085
115,000	Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	124,198
335,000	Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	380,915
3,755,000	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F	6.25	7/1/12	3,995,883
530,000	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	541,066
25,000	Massachusetts State Housing Finance Agency, Housing Revenue, Series A, AMT (MBIA)	6.13	12/1/11	25,215
55,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.40	8/20/12	58,388
1,670,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.45	8/20/39	1,805,070
545,000	Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College Project	5.80	10/1/17	563,666
455,000	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	473,660
500,000	Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	510,475
5,000,000	Massachusetts State, Series B, Prerefunded 8/1/14 @ 100 (AMBAC)	5.00	8/1/22	5,405,250
3,290,000	Massachusetts State, Series D, Prerefunded 8/1/12 @ 100 (MBIA)	5.38	8/1/22	3,566,952

				17,902,823

	Michigan — 2.46%
500,000	Detroit/Wayne County Michigan Stadium Authority	5.25	2/1/09	510,570
210,000	Grand Rapids Charter Township Michigan	5.20	7/1/14	215,744
285,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	285,587
250,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	248,863
760,000	Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M. Cooley Law School (LOC)	5.35	5/1/15	783,469
2,715,000	Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,902,199
220,000	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	229,238
165,000	Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals	7.13	5/1/09	171,951
1,300,000	Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A (MBIA)	5.75	5/15/17	1,367,106
70,000	Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project	7.00	8/1/08	72,256
4,635,000	Michigan State Housing Development Authority, Multi-Family Revenue, Series A (FNMA) (a)	3.90	8/15/32	4,634,999
1,255,000	Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	1,286,601
60,000	Michigan State Strategic Fund Limited Obligation Revenue, International Project, Series A, Prerefunded 8/1/07 @ 101	5.75	8/1/19	61,321
500,000	Oakland County Michigan Economic Development Corp. Revenue, Prerefunded 6/1/07 @ 102	5.63	6/1/19	513,935
125,000	Saginaw Michigan Hospital Finance Authority	7.50	11/1/10	134,686

				13,418,525

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Minnesota — 0.24%
$100,000	Eden Prairie Minnesota, Multi-Family Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	$108,758
85,000	Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	91,948
15,000	North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.13	5/1/09	15,514
40,000	Rochester Minnesota Hospital Revenue	5.75	10/1/07	40,606
1,000,000	White Earth Band of Chippewa Indians, Revenue, Series A (ACA)	7.00	12/1/11	1,049,430

				1,306,256

	Mississippi — 0.45%
140,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.00	10/1/08	141,478
85,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	86,196
980,000	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	1,006,500
700,000	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	714,308
505,000	Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	524,796

				2,473,278

	Missouri — 1.18%
40,000	Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	42,390
545,000	Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	587,292
835,000	Kansas City Missouri Industrial Development Authority, Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	897,834
615,000	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.75	9/1/07	617,780
230,000	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	233,462
250,000	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital	4.13	8/15/12	250,550
100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Central Institute for the Deaf	5.70	1/1/18	102,057
245,000	Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	246,335
200,000	Ozarks Public Building Corp. Missouri Leasehold Revenue, Ozarks Technical Community College Project	5.75	3/1/16	203,252
90,000	Pacific Missouri Industrial Development Revenue, AMT (LOC)	5.95	5/1/07	90,425
180,000	Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.20	5/1/12	181,233
180,000	Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.45	5/1/17	181,548
130,000	Sikeston Missouri Electrical Revenue, ETM	6.25	6/1/08	132,677
360,000	St. Charles County Missouri Health Care, AMT	5.40	11/15/16	365,569
150,000	St. Louis Missouri Land Clearance Redevelopment Authority, Westminster Place Apartments, Mandatory Put 4/1/07 @100 (FNMA)	5.95	7/1/22	150,429
115,000	St. Louis Missouri School District	6.00	4/1/12	115,703
885,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/19	871,477
1,000,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/20	976,809
100,000	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/21	98,564
75,000	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/22	73,622

				6,419,008

	Montana — 0.24%
50,000	Missoula County Hospital	7.13	6/1/07	50,715
185,000	Montana State Board Investment Payroll Tax, Workers Compensation Project, ETM, (MBIA)	6.88	6/1/11	193,525
240,000	Montana State Board Investment, Refunded 1996 Payroll Tax, ETM	6.88	6/1/20	256,572

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Montana (continued)
$360,000	Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM	6.88	6/1/20	$384,894
375,000	Montana State Board Investment, Refunded Payroll Tax, ETM	6.88	6/1/20	400,931

				1,286,637

	Nebraska — 1.05%
625,000	Clay County Nebraska Industrial Development Revenue, AMT	4.75	3/15/09	630,931
390,000	Clay County Nebraska, AMT (LOC)	5.25	3/15/14	397,172
1,100,000	Douglas County Nebraska Hospital Authority, No. 002 Revenue (AMBAC)	4.75	12/15/12	1,127,929
40,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40,109
50,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	50,161
475,000	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	477,746
765,000	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	769,399
1,030,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/20	1,070,077
1,000,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	1,033,480
130,000	Nebraska Investment Financial Authority, Multi-Family Housing, Tara Hills Village (FNMA)	4.88	1/1/08	130,355

				5,727,359

	Nevada — 0.18%
55,000	Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	56,005
510,000	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	531,018
320,000	Nevada Housing Division, Multi-Unit, Arville Project, AMT (FNMA)	6.50	10/1/16	324,662
5,000	Nevada Housing Division, Single Family Mortgage	5.45	4/1/10	5,000
15,000	Nevada Housing Division, Single Family Mortgage	4.95	4/1/12	15,082
5,000	Nevada Housing Division, Single Family Mortgage, AMT	6.35	10/1/07	5,001
35,000	Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	35,419

				972,187

	New Hampshire — 0.53%
500,000	New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy	5.00	7/1/13	523,390
1,200,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College	5.13	10/1/13	1,236,168
45,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.90	10/1/08	45,558
495,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	507,187
10,000	New Hampshire Higher Education & Health Facilities, Rivier College	4.85	1/1/07	10,000
55,000	New Hampshire Higher Education & Health Facilities, Rivier College	4.90	1/1/08	55,222
525,000	New Hampshire Higher Education & Health Facilities, Rivier College	5.55	1/1/18	541,475

				2,919,000

	New Jersey — 5.65%
65,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/07	65,375
70,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/08	71,361
75,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/09	77,487
80,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/10	83,690
80,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/11	84,693
85,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	90,970
90,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/13	97,205
90,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	98,005
95,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	104,211
100,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/16	110,330
105,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/17	116,412

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New Jersey (continued)
$105,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/18	$117,088
110,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/19	123,307
115,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/20	129,519
120,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/21	135,718
125,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/22	142,055
130,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/23	148,398
135,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/24	154,744
140,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/25	160,888
145,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/26	166,997
150,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/27	173,069
160,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/28	185,128
170,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/29	197,764
175,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/30	204,369
185,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/31	216,846
30,000	Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	31,371
465,000	Berkeley Twp New Jersey General Obligation	4.50	7/1/18	485,455
720,000	Berkeley Twp New Jersey General Obligation	4.50	7/1/19	749,354
719,000	Berkeley Twp New Jersey General Obligation	4.50	7/1/20	747,156
2,190,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,329,633
7,555,000	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	8,156,906
200,000	Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	204,508
50,000	Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	50,973
1,175,000	Jersey City New Jersey, Series C, GO (MBIA)	4.00	9/1/12	1,191,603
1,220,000	Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/13	1,309,804
1,275,000	Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/14	1,380,175
2,170,000	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A	6.25	8/15/10	2,261,921
135,000	Moorestown Township New Jersey Fire District No. 1	4.00	10/1/10	136,397
1,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,504,455
5,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School, Optional Put 3/1/12 @ 100	5.50	9/1/24	5,705,864
500,000	New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	583,395
315,000	New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	317,126
15,000	New Jersey State Turnpike Authority, Turnpike Revenue	5.20	1/1/08	15,000
25,000	New Jersey State Turnpike Authority, Turnpike Revenue	5.88	1/1/08	25,291
190,000	New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	199,924
175,000	Passaic County New Jersey, GO	5.00	9/15/12	180,549

				30,822,489

	New Mexico — 0.27%
55,000	Albuquerque New Mexico Hospital Revenue	7.50	7/1/08	56,933
20,000	Albuquerque New Mexico Hospital Revenue, ETM	7.75	8/1/08	20,803
1,300,000	Bernalillo County New Mexico Gross Receipts Tax Revenue, (AMBAC)	4.00	6/15/14	1,305,695
20,000	New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.50	7/1/17	20,471
45,000	New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.60	7/1/28	45,920

				1,449,822

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New York — 7.06%
$165,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/07	$163,162
305,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/08	298,604
315,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/09	304,066
185,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/10	177,180
125,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	130,108
110,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	114,712
335,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	347,003
125,000	Capital District Youth Center New York (LOC)	6.00	2/1/17	127,718
895,000	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project, (GNMA)	6.13	4/20/43	1,001,514
900,000	East Rockaway New York Union Free School District GO	4.50	7/1/18	943,947
1,200,000	East Rockaway New York Union Free School District GO	4.50	7/1/19	1,254,720
760,000	East Rockaway New York Union Free School District GO	4.50	7/1/20	792,817
765,000	East Rockaway New York Union Free School District GO	4.50	7/1/21	793,121
500,000	Long Island Power Authority Electrical Systems Revenue, Series B	5.00	6/1/11	525,575
70,000	New York City Industrial Development Agency, College of Aeronautics Project	5.20	5/1/09	72,750
75,000	New York New York, Series B (AMBAC)	7.25	8/15/07	76,689
10,000	New York New York, Series B, ETM (AMBAC)	7.25	8/15/07	10,225
10,000,000	New York State Dormitory Authority Revenue	4.70	6/15/35	10,138,599
760,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	805,152
2,285,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,527,873
320,000	New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.38	7/1/08	322,781
745,000	New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center	5.63	7/1/22	773,578
175,000	New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	180,212
250,000	New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	4.90	8/1/21	251,470
3,670,000	New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	4,100,820
600,000	New York State Dormitory Authority Revenue, Second Hospital	5.00	2/15/10	616,854
5,510,000	New York State Dormitory Authority Revenue, Second Hospital	5.75	2/15/15	6,068,933
1,670,000	New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	1,779,652
500,000	New York State Dormitory Authority Revenues (MBIA – IBC)	5.70	8/15/09	511,095
620,000	New York State Housing Finance Agency Revenue, Multi – Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	637,974
800,000	New York State Housing Financial Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	798,096
300,000	New York State Urban Development Corp. Revenue, Community Enhancement Facilities	5.13	4/1/12	312,786
160,000	New York, New York City Industrial Development Agency, Civic Facility Revenue, Bank Street College Project (Radian)	4.50	12/1/07	161,000
245,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities – Mohawk Valley, Series A (FSA)	5.00	1/1/13	250,726

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New York (continued)
$300,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities – Mohawk Valley, Series A (FSA)	5.00	1/1/13	$306,891
100,000	Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	103,732
40,000	Onondaga County New York Industrial Development, Lemoyne College	5.00	3/1/07	40,027
250,000	Port Authority of New Jersey & New York, Airport & Marina Improvements, AMT	5.25	9/15/12	252,778
160,000	Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	161,221
75,000	Triborough Bridge & Tunnel Authority	7.25	1/1/10	78,700
200,000	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	201,584

				38,516,445

	North Carolina — 0.59%
20,000	Asheville North Carolina Housing Development Corp., First Lien Revenue, Section 8 Assisted, Asheville Gardens (HUD, Section 8)	10.50	5/1/11	22,478
1,125,000	New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,237,050
1,180,000	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	1,211,577
165,000	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc.	6.00	8/15/10	172,433
265,000	North Carolina Medical Care, Community Hospital Revenue Bond, ETM	7.63	10/1/08	276,649
280,000	Winston Salem North Carolina Certificates Participation, Series A	5.00	6/1/07	280,798

				3,200,985

	North Dakota — 0.76%
1,250,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,284,087
1,650,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,694,599
95,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.50	7/1/07	94,895
65,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.55	1/1/08	64,888
110,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.85	7/1/11	112,428
110,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.95	1/1/12	112,573
55,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.50	1/1/07	55,000
60,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	1/1/08	59,757
160,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	7/1/08	160,296
65,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.65	1/1/09	65,220
190,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	192,680
180,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	182,929
75,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	75,544

				4,154,896

	Ohio — 0.97%
500,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.25	11/15/14	536,905
1,000,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,047,499
300,000	Hancock County Ohio, Multi - Family Housing, Crystal Glen Apartments, AMT (LOC)	5.05	1/1/10	300,810

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Ohio (continued)
$575,000	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	$600,421
175,000	Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	175,756
500,000	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	540,755
25,000	Ohio State Water Development Pollution Control, ETM	6.38	6/1/07	25,282
780,000	Port of Greater Cincinnati Development Authority, Economic Development Revenue	5.00	10/1/25	817,963
30,000	Portage County Ohio Hospital Revenue, ETM	6.70	12/1/07	30,836
95,000	Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	95,697
210,000	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	219,713
230,000	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	240,240
655,000	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	679,766

				5,311,643

	Oklahoma — 1.66%
535,000	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.70	9/1/32	570,829
210,000	Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	214,815
30,000	Grand River Dam Authority Oklahoma Revenue	6.25	11/1/08	30,858
85,000	Oklahoma Housing Finance Agency, Multi-Family (FNMA)	5.10	12/1/07	85,236
15,000	Tulsa County Oklahoma Public Facilities Authority Capital Improvement Revenue	6.95	11/1/07	15,404
10,000	Tulsa Oklahoma Industrial Authority Revenue, ETM	6.50	4/1/07	10,069
520,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.30	7/1/16	528,668
1,650,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.35	1/1/17	1,675,542
5,830,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.61	7/1/21	5,939,546

				9,070,967

	Oregon — 0.02%
105,000	Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing Project, Series A, AMT (LOC)	4.65	1/2/08	105,465

	Pennsylvania — 11.05%
260,000	Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	266,568
125,000	Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System, ETM	5.50	8/15/10	127,764
40,000	Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	42,092
110,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	111,051
1,630,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, AMT, SUB (GNMA)	5.75	5/1/33	1,656,650
25,000	Allegheny County Pennsylvania, Single Family Mortgage (GNMA)	5.20	5/1/17	25,662
455,000	Ambridge Pennsylvania Area School District (FSA)	4.50	11/1/21	467,667
215,000	Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	219,979
390,000	Berks County Pennsylvania Redevelopment Authority	5.15	1/1/19	392,356
810,000	Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.20	4/1/11	787,093
50,000	Blair County Hospital Authority, ETM	6.90	7/1/08	51,460
750,000	Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	777,998
100,000	Chester County Pennsylvania Health & Education Facilities Authority Health Systems Revenue, Jefferson Health Systems, Series B	4.90	5/15/07	100,440

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$1,420,000	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	$1,491,908
300,000	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	314,703
105,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/07	105,109
10,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.10	10/15/08	10,006
70,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70,039
95,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95,059
1,300,000	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A	4.00	4/15/13	1,259,765
1,420,000	Chester Pennsylvania Guaranteed Host Community Revenue, Series B	5.80	12/1/13	1,466,987
825,000	Chester Upland School District Pennsylvania	4.00	5/15/07	825,173
1,525,000	Chester Upland School District Pennsylvania	4.00	5/15/11	1,521,919
1,240,000	Chester Upland School District Pennsylvania	4.20	5/15/13	1,245,357
1,525,000	Chester Upland School District Pennsylvania	4.75	9/15/15	1,629,035
1,065,000	Chester Upland School District Pennsylvania	4.90	9/15/17	1,133,959
1,405,000	Chester Upland School District Pennsylvania	4.95	9/15/18	1,492,601
125,000	Claysburg Kimmel Pennsylvania School District	3.38	1/15/13	122,689
135,000	Claysburg Kimmel Pennsylvania School District	3.50	1/15/14	133,011
145,000	Claysburg Kimmel Pennsylvania School District	3.60	1/15/15	143,305
545,000	Claysburg Kimmel Pennsylvania School District	3.90	1/15/18	545,174
290,000	Claysburg Kimmel Pennsylvania School District	4.00	1/15/20	291,897
60,000	Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	64,707
80,000	Delaware County Pennsylvania Authority College Revenue, Eastern College	4.95	10/1/08	81,776
50,000	Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	4.85	10/1/07	50,546
840,000	Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	853,793
75,000	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	75,423
1,050,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/11	1,093,334
1,105,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/12	1,158,184
1,155,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/13	1,216,550
1,215,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/14	1,285,118
200,000	Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project	6.25	4/1/30	209,510
750,000	Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101	7.63	7/1/30	851,663
920,000	Delaware Valley Pennsylvania Regional Finance Authority Revenue, Local Government	5.50	7/1/12	996,388
200,000	Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	202,222
10,000	Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.75	3/15/12	10,114
110,000	Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.85	3/15/17	111,242
350,000	Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.55	6/15/08	356,433
370,000	Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.65	6/15/09	376,963
1,000,000	Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.75	6/15/15	1,019,260
85,000	Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	87,103
50,000	Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/10	50,785
40,000	Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/11	40,605

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$375,000	Lancaster Pennsylvania School District (FSA)	4.25	6/1/27	$364,999
250,000	Lancaster Pennsylvania School District, Series A (FSA)	4.13	6/1/21	244,540
315,000	Lancaster Pennsylvania School District, Series A (FSA)	4.20	6/1/23	308,763
800,000	Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	802,088
340,000	McKeesport Pennsylvania Area School District	5.00	4/1/13	350,081
235,000	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	247,756
500,000	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	6.00	7/1/15	538,330
1,800,000	Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,882,655
90,000	Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College	4.70	7/1/12	91,394
190,000	Pennsylvania Housing Finance Agency, Rental Housing, AMT, Zero Coupon	0.00	4/1/30	175,228
540,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, AMT	4.60	10/1/08	542,927
150,000	Pennsylvania State Higher Education Facilities Authority, Health Services Revenue (MBIA)	5.40	11/15/07	151,568
50,000	Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	51,070
250,000	Pennsylvania State Higher Educational Facilities Authority Revenue	5.00	7/1/15	271,223
680,000	Pennsylvania State Higher Educational Facilities Authority Revenue	5.25	11/1/18	726,526
1,100,000	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	6.00	6/1/29	1,167,606
800,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	819,864
310,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue	5.88	11/15/16	316,634
740,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	764,812
2,000,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	2,115,299
100,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group	5.60	11/15/09	102,121
105,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/08	104,872
145,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	147,336
205,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	207,696
200,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	204,270
135,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	139,184
350,000	Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	357,490
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,063,970
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,062,220
500,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	523,645
375,000	Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	361,703
1,455,000	Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,511,773
60,000	Philadelphia Pennsylvania Authority for Industrial Development	5.00	8/15/09	60,055
25,000	Philadelphia Pennsylvania Authority for Industrial Development (FHA)	4.75	2/1/08	25,097
705,000	Philadelphia Pennsylvania Authority for Industrial Development, Arbor House, Inc. Project, Series E	6.10	7/1/33	752,834
100,000	Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	101,402

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$620,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	$662,067
585,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	624,692
70,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	70,013
60,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	60,229
190,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Frankford Hospital, ETM	5.75	1/1/19	190,169
250,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	256,248
2,500,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,567,599
800,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	824,384
1,300,000	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	1,406,353
900,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (AMBAC)	5.25	2/1/15	937,404
1,000,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,057,590
145,000	Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	147,023
840,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	874,373
735,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	765,076
25,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project (FGIC)	5.20	6/1/11	25,607
35,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	35,957
350,000	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital	5.95	8/1/16	355,828
50,000	Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	50,623
250,000	Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue	5.13	7/1/16	254,285
150,000	Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.20	3/1/10	153,345
10,000	Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.30	3/1/11	10,224
35,000	Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	35,925
30,000	Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM	6.60	5/1/08	30,700
25,000	Wayne Pike Pennsylvania Joint School Authority School, ETM	6.00	12/1/07	25,336
215,000	Williamsport Pennsylvania Housing Authority, Multi-Family (FHA/MBIA)	5.25	1/1/15	220,461
5,000	Womelsdorf Pennsylvania Sewer Authority, Prerefunded 2/1/07 @ 100	5.50	2/1/08	5,007
500,000	York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	493,520
280,000	York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	276,466
100,000	York Pennsylvania Housing Corp., Mortgage Revenue, Series A	6.88	11/1/09	99,995
45,000	York Township Water & Sewer, ETM	6.00	8/1/13	47,456

				60,339,181

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Puerto Rico — 0.05%
$275,000	University of Puerto Rico Revenues	5.50	6/1/12	$275,146

	Rhode Island — 0.48%
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	113,408
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	113,576
110,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	118,454
120,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	129,029
125,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	133,605
130,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	138,225
555,000	Providence Rhode Island Redevelopment Agency, Certificates of Participation, Series A (RADIAN)	3.13	9/1/08	545,460
1,130,000	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset GTY)	5.75	7/1/10	1,161,504
270,000	Rhode Island State Health & Educational Building Corp. Revenue, Capital Appreciation Higher Education, Project B, Zero Coupon (BIG)	0.00	11/1/12	192,129

				2,645,390

	South Carolina — 0.43%
95,000	Charleston County South Carolina Residential Recovery Revenue, Foster Wheeler Charleston, AMT	5.10	1/1/08	96,209
1,585,000	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	1,705,572
500,000	South Carolina Jobs Economic Development Authority Revenue, AMT	5.05	6/1/08	507,095
42,000	South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.13	11/15/08	42,732

				2,351,608

	Tennessee — 1.01%
70,000	Bristol Tennessee Health & Education Facilities Board Revenue, ETM	6.90	1/1/07	70,000
75,000	Greenville Tennessee Health & Educational Facilities	8.70	10/1/09	80,970
510,000	Johnson City Tennessee Electricity Revenue	4.75	5/1/08	515,850
385,000	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	412,793
180,000	Metro Government Nashville & Davidson County Tennessee (Asset GTY)	5.50	5/1/23	186,102
60,000	Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project, Series A, Prerefunded 10/1/07 @ 105	9.00	10/1/22	65,171
1,745,000	Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,775,032
530,000	Metro Government Nashville & Davidson County Tennessee, Multi-Family Housing, Welch Bend Apartments	5.50	1/1/27	530,000
1,100,000	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	1,236,906
640,000	Tennessee State School Board Authority, Series B, ETM	5.00	5/1/09	649,331

				5,522,155

	Texas — 4.58%
935,000	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	1,042,674
385,000	Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	408,639
354,000	Blanket Texas Independent School District, Public Facility Corp. Lease Revenue	5.90	1/1/10	359,469

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Texas (continued)
$100,000	Brazoria County Texas Municipal Utilities District No. 6	7.00	9/1/09	$107,383
190,000	Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	203,211
124,810	Capital Area Housing Finance Corp., AMT	6.50	11/1/19	125,420
4,240,000	Dallas Texas Independent School District, Prerefunded 2/15/12 @ 100 (PSF)	5.50	2/15/16	4,604,809
295,000	Dallas Texas, GO	5.13	2/15/12	304,065
615,000	Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A	5.25	2/15/10	627,694
5,000	Del Rio Texas, GO (Asset GTY)	7.50	4/1/08	5,221
55,000	Del Rio Texas, GO (Asset GTY)	7.50	4/1/09	57,598
5,000	Del Rio Texas, GO (Asset GTY)	6.50	4/1/10	5,176
5,000	Del Rio Texas, GO (Asset GTY)	5.55	4/1/11	5,119
5,000	Del Rio Texas, GO (Asset GTY)	5.65	4/1/13	5,125
5,000	Del Rio Texas, GO (Asset GTY)	5.75	4/1/16	5,131
65,000	Del Rio Texas, GO (Asset GTY)	5.75	4/1/17	66,702
15,000	Denison Texas Hospital Authority Hospital Revenue	7.13	7/1/08	15,472
600,000	Eagle Mountain & Saginaw Texas Independent School District, Series B (PSF)	4.30	8/15/24	594,852
130,000	Edgewood Texas Independent School District	4.90	8/15/08	132,479
130,000	Edgewood Texas Independent School District	5.00	8/15/09	132,681
140,000	Edgewood Texas Independent School District	5.00	8/15/10	142,887
160,000	Edgewood Texas Independent School District	5.25	8/15/13	163,920
75,000	Garland Texas, Certificates of Obligation	5.75	2/15/18	78,158
500,000	Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract	5.25	9/1/10	521,045
250,000	Harlingen Texas Airport Improvement Revenue, AMT (AMBAC)	4.70	2/15/11	250,080
205,000	Harris County Texas Hospital District Mortgage Revenue, (MBIA)	7.40	2/15/10	215,703
390,000	Harris County Texas Housing Finance Corp., Multi-Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	406,930
120,000	Harris County Texas Municipal Utilities District No. 368	7.00	9/1/14	132,604
300,000	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	326,865
110,000	Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	118,413
65,000	Houston Texas Sewer System Revenue	6.38	10/1/08	66,843
20,000	Kleberg County Texas Hospital Revenue, ETM	8.00	7/1/08	20,771
400,000	Lubbock Texas Health Facility Revenue	5.88	3/20/37	433,868
1,730,000	North Texas Health Facilities Development Corp., Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,760,724
120,000	Northeast Hospital Authority Texas Revenue	8.00	7/1/08	124,746
10,192	Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	10,367
35,000	Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	35,205
620,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	614,296
525,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	519,110
805,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	798,069
845,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	839,001
635,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	738,315
1,945,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,740,504
2,345,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,115,730
55,000	Southeast Texas Hospital Finance, ETM	6.50	5/1/09	56,860
35,000	Tarrant County Texas Health Facilities	6.00	1/1/37	37,049
5,000	Development Revenue, South Central Nursing Homes (FHA/MBIA) Texarkana Texas Housing Finance Corp.	5.55	1/20/07	5,000
90,000	Mortgage, Summer Hill, Series A (GNMA) Texas State Department Housing & Community Affairs, Volente Project, AMT (FNMA)	5.00	7/1/08	91,043

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Texas (continued)
$300,000	Texas State Public Finance Authority Building Revenue, Department of Criminal Justice, Series A	5.25	2/1/11	$304,974
250,000	Texas State Public Finance Authority Building Revenue, General Services, Series A (AMBAC)	5.50	2/1/12	257,123
500,000	Texas State Public Finance Authority, GO	5.25	10/1/09	509,475
500,000	Texas Water Development Board Revenue, Series B	5.75	7/15/12	530,300
200,000	Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue	4.75	11/15/12	205,102

				24,980,000

	Utah — 0.48%
35,000	Provo City Utah Housing Authority,	6.00	7/20/08	35,078
5,000	Multi-Family, Lookout Pointe Apartments (GNMA) Salt Lake City Utah Hospital Revenue, ETM	8.00	5/15/07	5,078
1,510,000	Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	1,561,974
795,000	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	827,484
15,000	Utah State Housing Finance Agency, Single Family Mortgage	5.50	7/1/16	15,024
10,000	Utah State Housing Finance Agency, Single Family Mortgage, AMT	5.05	7/1/12	10,053
65,000	Utah State Housing Finance Agency, Single Family Mortgage, AMT	5.40	7/1/20	66,256
30,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT	5.40	7/1/16	30,407
15,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT	5.20	7/1/11	15,036
25,000	Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT	5.25	7/1/11	25,000
15,000	Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT	5.25	7/1/12	14,999

				2,606,389

	Various States — 0.86%
4,771,586	Municipal Mortgage & Equity Financial CDD Senior Securitization Trust, Mandatory Put 11/1/08 @ 100 (LOC)	3.38	11/1/08	4,667,518

	Vermont — 0.05%
95,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.00	7/1/07	95,618
175,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.75	7/1/13	181,894

				277,512

	Virginia — 0.20%
470,000	Chesterfield County Virginia Industrial Development Authority (LOC)	5.00	7/1/14	487,339
165,000	Chesterfield County Virginia Industrial Development Authority (LOC)	5.20	7/1/19	170,760
245,000	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	252,578
180,000	Richmond Virginia Metro Authority Expressway Revenue, ETM	7.00	10/15/13	199,184

				1,109,861

	Washington — 1.71%
250,000	Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	254,463
1,780,000	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	2,024,518
1,340,000	Seattle Washington New Public Housing Authority	4.88	8/1/08	1,366,519
1,615,000	Seattle Washington New Public Housing Authority	4.88	8/1/09	1,665,565
120,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.75	4/1/28	124,313

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Washington (continued)
$245,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.63	4/1/28	$243,192
470,000	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A, (GNMA)	6.35	8/20/39	518,006
1,500,000	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,548,749
725,000	Washington State Health Facilities Authority Revenue, Grays Harbor Community Hospital (RADIAN)	5.85	7/1/12	772,176
135,000	Washington State Housing Revenue, Crista Ministries Project (LOC)	5.10	7/1/10	136,291
240,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	247,771
200,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	207,042
200,000	Washington State, Series A, GO	5.25	7/1/12	204,838

				9,313,443

	West Virginia — 1.24%
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.55	9/1/08	55,315
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.70	9/1/09	55,358
180,000	Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	189,437
205,659	Harrison County West Virginia, Series B, Zero Coupon (AMBAC)	0.00	10/20/10	152,492
405,000	Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.60	12/1/08	419,345
150,000	Kanawha County West Virginia Single Family Mortgage Revenue, ETM	7.40	12/1/10	162,434
1,205,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	5.00	9/1/13	1,292,230
1,155,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/17	1,162,519
1,410,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/18	1,416,092
800,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.10	9/1/20	805,768
1,000,000	Shepherd University Board of Governors, West Virginia Revenue, Residence Facilities Projects (MBIA)	5.00	6/1/25	1,064,160

				6,775,150

	Wisconsin — 1.86%
250,000	Beloit Wisconsin School District	5.00	10/1/12	252,470
100,000	Hortonville Wisconsin School District	4.90	4/1/11	101,559
1,500,000	LA Crosse Wisconsin, Series B	3.50	11/1/08	1,484,774
25,000	Oshkosh Wisconsin Hospital Facility Revenue, Mercy Medical Center, Prerefunded 7/1/07 @ 100	7.38	7/1/09	25,458
800,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/13	810,560
835,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/14	845,972
975,000	Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	953,921
250,000	Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.30	9/20/18	250,168
95,000	Wisconsin Housing & Economic Development Authority, Series B, AMT	4.95	9/1/09	95,912
1,040,000	Wisconsin Housing & Economic Development Authority, Series C	4.60	11/1/11	1,079,104
3,000,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)	5.60	7/15/22	3,214,499
285,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.10	8/15/07	287,337
170,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.20	8/15/08	173,643
295,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.30	8/15/09	301,390

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2006 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Wisconsin (continued)
$120,000	Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	$120,137
135,000	Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.00	2/1/17	135,211

				10,132,115

	Total Municipal Bonds (cost $472,624,027)			478,640,672

	Taxable Municipal Bond — 4.50%
	Georgia — 0.29%
1,575,000	Fulton County Georgia Development Authority	5.75	3/1/14	1,558,022

	Illinois — 0.99%
5,250,000	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	5,400,465

	Ohio — 2.03%
5,660,000	Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B	5.00	10/15/15	5,388,772
1,700,000	Summit County Ohio Port Authority Revenue	5.40	11/15/10	1,676,064
3,000,000	Summit County Ohio Port Authority, Building Fund Program, Development Revenue*	6.25	5/15/26	2,922,030
1,070,000	Toledo Lucas County Ohio Port Authority Development Revenue, Taxable Northwest Ohio Building Fund, Series B	5.38	11/15/11	1,057,321

				11,044,187

	Oklahoma — 0.35%
2,045,000	Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	1,931,605

	Virginia — 0.84%
4,740,000	Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A	5.50	9/1/34	4,607,564

	Total Taxable Municipal Bond (cost $25,240,984)			24,541,843

	Corporate Bonds — 3.98%
5,309,000	AFS Energy Savings Control*	6.35	3/1/25	5,206,536
5,320,000	Amerescosolutions Energy*	6.00	5/1/22	5,263,715
4,076,846	ASC Equipment (b)*	0.00	3/1/08	0
5,184,752	IIS/Syska Holdings Energy*	3.90	8/15/08	4,939,410
2,695,000	Kidspeace National Center of Georgia*	4.50	12/1/28	2,675,515
3,754,159	Landmark Leasing LLC, Series 2004, Cass A*	6.20	10/1/22	3,650,807

	Total Corporate Bonds (cost $26,334,885)			21,735,983

	Mortgage Related — 1.01%
5,620,366	General Services Administration	5.04	9/15/21	5,520,942

	Total Mortgage Related (cost $5,620,366)			5,520,942

	Money Market Mutual Funds — 2.10%
11,437,513	Blackrock Muni Fund (c)	3.67		11,437,513

	Total Money Market Mutual Funds (cost $11,437,513)			11,437,513

	Total Investments (cost $541,257,775) — 99.27%			541,876,953
	Other assets in excess of liabilities — 0.73%			3,966,620

	Net Assets — 100.00%			$545,843,573

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2006 (Unaudited)

(a)	Variable rate security. The rate reflected is the rate in effect on December 31, 2006. The maturity date represents the actual maturity date.

(b)	Issuer has defaulted on the payment of interest.

(c)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2006.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA — American Capital Access

AMT — Alternative Minimum Tax

AMBAC — American Municipal Bond Assurance Corp.

BIG — Business Installations and Equipment Loan Guarantee

CIFG — CDC IXIS Financial Guaranty

ETM — Escrowed to Maturity

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corp.

FGIC — Financial Guaranty Insurance Co.

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance, Inc.

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranteed

HUD — Housing and Urban Development

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

MBIA-IBC — MBIA Insured Bond Certificate

PSF — Permanent School Fund

RADIAN — Radian Group, Inc.

SONYMA — State of New York Mortgage Agency

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities

December 31, 2006 (Unaudited)

	Value Equity Portfolio	Growth Equity Portfolio	Small Capitalization Equity Portfolio	International Equity Portfolio
ASSETS:
Investments, at value (cost $820,184,611, $1,180,445,075, $744,514,352 and $1,178,239,168, respectively)	$1,028,175,282	$1,461,163,286	$847,691,700	$1,647,751,427
Cash	12,070	769	15,819	—
Foreign currency, at value (cost $0; $0; $0; and $315,796, respectively)	—	—	—	316,458
Unrealized appreciation on forward exchange contracts	—	—	—	169,344
Receivable from investments sold	3,890,694	4,219,933	8,959,105	2,498,167
Dividends and interest receivable	1,426,508	1,662,094	643,839	833,577
Receivable for Fund shares sold	3,027	3,546	1,598	3,193
Foreign tax reclaim receivable	—	—	—	627,595
Prepaid expenses and other assets	66,511	84,511	50,121	94,093

Total Assets	1,033,574,092	1,467,134,139	857,362,182	1,652,293,854

LIABILITIES:
Payable for investments purchased	1,903,316	2,349,867	10,094,890	2,763,770
Unrealized depreciation on forward exchange contracts	26,212	57,315	—	379,173
Payable for capital shares redeemed	121,504	147,767	47,545	127,122
Payable for return of collateral received on securities loaned	31,376,824	9,088,375	231,587,797	—
Advisory fees payable	262,218	461,890	468,507	1,649,521
Consulting fees payable	43,441	67,168	26,444	69,680
Administrative services fees payable	84,459	120,229	56,929	136,286
Other accrued expenses	46,435	67,861	3,138	247,487

Total Liabilities	33,864,409	12,360,472	242,285,250	5,373,039

NET ASSETS	$999,709,683	$1,454,773,667	$615,076,932	$1,646,920,815

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$58,454	$118,552	$42,950	$117,626
Additional paid-in capital	780,211,079	1,284,711,367	500,509,203	1,174,239,049
Undistributed (distributions in excess of) net investment income	(1,977)	33,880	103,200	(5,747,303)
Accumulated net realized gain/(loss) from investments, futures and foreign currency transactions and translations	11,443,234	(110,757,722)	11,203,479	8,971,255
Net unrealized appreciation/(depreciation) on investments, futures and foreign currency transactions and translations	207,998,893	280,667,590	103,218,100	469,340,188

Net Assets	$999,709,683	$1,454,773,667	$615,076,932	$1,646,920,815

SHARE OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	58,453,568	118,551,642	42,950,159	117,625,687

Net Asset Value, offering and redemption price per share	$17.10	$12.27	$14.32	$14.00

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities (continued)

December 31, 2006 (Unaudited)

	Fixed Income Portfolio	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio	Short-Term Municipal Bond Portfolio	Intermediate Term Municipal Bond Portfolio
ASSETS:
Investments, at value (cost $272,640,561, $284,224,522, $160,023,048, $29,965,815 and $541,257,775 respectively)	$272,717,669	$282,491,396	$160,484,933	$29,976,179	$541,876,953
Cash	—	—	—	—	491,669
Foreign currency, at value (cost $0, $1,189, $344,063, and $7,801; respectively)	—	1,249	352,594	—	—
Receivable from investments sold	68,433	39,136,637	—	—	—
Dividends and interest receivable	2,161,412	1,732,631	2,361,371	474,956	6,944,363
Receivable for Fund shares sold	972,255	873,350	417	90,497	1,566,955
Variation margin receivable on future contracts	—	18,969	—	—	—
Prepaid expenses and other assets.	27,213	26,341	20,095	18,029	48,874

Total Assets	275,946,982	324,280,573	163,219,410	30,559,661	550,928,814

LIABILITIES:
Income payable on securities purchased	—	123,564	—	—	—
Dividends payable	1,066,258	1,118,782	—	94,339	1,843,907
Payable for investments purchased	728,389	53,570,648	—	—	3,055,811
Payable for capital shares redeemed	55,400	53,674	777	1,750	10,250
Variation margin payable on future contracts	—	54,906	—	—	—
Payable for return of collateral received on securities loaned	29,980,051	5,412,950	20,778,648	—	—
Accrued expenses and other payables
Advisory fees payable	35,732	47,331	57,564	3,332	92,813
Consulting fees payable	9,977	11,097	6,049	1,333	23,204
Administrative services fees payable	14,965	15,891	8,790	908	33,757
Other accrued expenses	25,077	32,058	4,191	3,837	25,499

Total Liabilities	31,915,849	60,440,901	20,856,019	105,499	5,085,241

NET ASSETS	$244,031,133	$263,839,672	$142,363,391	$30,454,162	$545,843,573

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$24,671	$26,752	$18,742	$3,051	$54,916
Additional paid-in capital	248,397,389	269,098,540	170,445,749	30,506,539	546,116,031
Undistributed (distributions in excess of) net investment income	(36,772)	(122,239)	1,667	(12,865)	187,256
Accumulated net realized gain/(loss) from investments, futures and foreign currency transactions and translations	(4,431,262)	(5,793,345)	(28,573,511)	(52,928)	(1,129,990)
Net unrealized appreciation/(depreciation) on investments, futures and foreign currency transactions and translations	77,107	629,964	470,744	10,365	615,360

Net Assets	$244,031,133	$263,839,672	$142,363,391	$30,454,162	$545,843,573

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	24,670,577	26,751,953	18,741,542	3,051,170	54,915,739

Net Asset Value, offering and redemption price per share	$9.89	$9.86	$7.60	$9.98	$9.94

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Operations

For the Six Months Ended December 31, 2006 (Unaudited)

	Value Equity Portfolio	Growth Equity Portfolio	Small Capitalization Equity Portfolio	International Equity Portfolio
INVESTMENT INCOME:
Interest	$520,728	$382,423	$427,800	$1,059,994
Dividends (net of foreign withholding tax of $0, $0, $710, and $698,802, respectively)	11,031,478	7,326,536	2,858,689	12,785,166
Income from securities lending	28,114	80,228	223,587	—

Total Investment Income	11,580,320	7,789,187	3,510,076	13,845,160

EXPENSES:
Advisory fees	1,486,896	1,278,814	1,531,237	2,524,812
Consulting fees	245,459	344,944	151,912	395,285
Administrative services fees	314,174	441,511	194,440	505,943
Custodian fees	48,490	69,948	20,630	377,708
Professional fees	45,765	64,525	17,998	105,121
Registration and filing fees	3,994	8,407	3,021	4,734
Trustee fees	18,702	26,216	6,636	35,073
Other expenses	37,562	55,677	26,080	55,290

Total Expenses before expenses paid indirectly	2,201,042	2,290,042	1,951,954	4,003,966
Less: Expenses paid indirectly	(91,056)	(58,945)	(25,441)	(48,963)

Total Expenses	2,109,986	2,231,097	1,926,513	3,955,003

Net Investment Income	9,470,334	5,558,090	1,583,563	9,890,157

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments	34,575,670	3,458,974	29,538,252	59,155,516
Net realized gain from foreign currency transactions	—	—	—	273,535
Net realized gains from futures transactions	513,590	1,701,370	—	—

Net realized gains/(losses) on investments, futures and foreign currency transactions	35,089,260	5,160,344	29,538,252	59,429,051

Change in unrealized appreciation/depreciation on investments	79,980,128	114,985,624	1,030,728	126,526,255
Change in unrealized appreciation/depreciation on foreign currency transactions	—	—	—	(86,084)
Change in unrealized appreciation/depreciation on futures	10,398	(86,905)	—	—

Change in unrealized appreciation/depreciation on investments, futures and foreign currency translations	79,990,526	114,898,719	1,030,728	126,440,171

Net realized/unrealized (gain/loss) on investments, futures and foreign currency transactions	115,079,786	120,059,063	30,568,980	185,869,222

Change in net assets resulting from operations	$124,550,120	$125,617,153	$32,152,543	$195,759,379

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2006 (Unaudited)

	Fixed Income Portfolio	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio	Short-Term Municipal Bond Portfolio	Intermediate Term Municipal Bond Portfolio
INVESTMENT INCOME:
Interest	$6,379,552	$6,663,698	$4,775,422	$574,026	$12,653,088
Dividends	103,997	—	2,157	3,637	180,664
Income from securities lending	11,201	344	18,277	—	—

Total Investment Income	6,494,750	6,664,042	4,795,856	577,663	12,833,752

EXPENSES:
Advisory fees	238,110	278,763	348,623	19,968	549,402
Consulting fees	59,529	65,245	35,144	7,987	137,353
Administrative services fees	80,956	88,730	47,794	10,224	186,794
Custodian fees	14,661	16,512	4,289	1,801	25,733
Professional fees	19,453	25,356	3,715	9,367	26,368
Registration and filing fees	2,439	1,938	1,901	91	764
Trustee fees	4,531	6,962	1,672	607	10,476
Other expenses	11,260	8,657	4,317	257	13,767

Total Expenses before waivers	430,939	492,163	447,455	50,302	950,657
Less: Expenses waived by advisor	(17,860)	—	—	—	—

Total Expenses	413,079	492,163	447,455	50,302	950,657

Net Investment Income	6,081,671	6,171,879	4,348,401	527,361	11,883,095

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from investments	424,768	(2,586,155)	(483,621)	(8,653)	(50,376)
Net realized gain/(loss) from foreign currency transactions	—	24,191	—	—	—
Net realized gain/(loss) from futures transactions	—	28,563	—	—	—
Net realized gains from options transactions	—	1,607,794	—	—	—

Net realized gain/(loss) from investments, options and foreign currency transactions	424,768	(925,607)	(483,621)	(8,653)	(50,376)

Change in unrealized appreciation/depreciation on investments	5,112,940	6,186,998	6,630,882	197,584	9,440,740
Change in unrealized appreciation/depreciation on foreign currency translations	—	(24,152)	12,994	—	—
Change in unrealized appreciation/depreciation on futures	—	(248,094)	—	—	—
Change in unrealized appreciation/depreciation on options	—	(11,565)	—	—	—

Change in unrealized appreciation/depreciation on investments, options and foreign currency translations	5,112,940	5,903,187	6,643,876	197,584	9,440,740

Net realized/unrealized gain/(loss) on investments, options and foreign currency transactions and translations	5,537,708	4,977,580	6,160,255	188,931	9,390,364

Change in net assets resulting from operations	$11,619,379	$11,149,459	$10,508,656	$716,292	$21,273,459

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets

	Value Equity Portfolio		Growth Equity Portfolio		Small Capitalization Equity Portfolio
	Six Months Ended December 31, 2006	Year Ended June 30, 2006	Six Months Ended December 31, 2006	Year Ended June 30, 2006	Six Months Ended December 31, 2006	Year Ended June 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$9,470,334	$14,257,759	$5,558,090	$8,932,104	$1,583,563	$1,488,972
Net realized gain/(loss) from investment transactions and futures	35,089,260	55,011,283	5,160,344	23,288,434	29,538,252	90,098,730
Change in unrealized appreciation/depreciation on investment transactions and futures	79,990,526	32,676,833	114,898,719	17,679,122	1,030,728	8,113,200

Change in net assets resulting from operations	124,550,120	101,945,875	125,617,153	49,899,660	32,152,543	99,700,902

Distributions to Shareholders from:
Net investment income	(9,970,482)	(14,218,740)	(6,097,607)	(8,675,896)	(2,258,028)	(1,015,904)
Net realized gain from investment transactions and futures	(50,673,650)	(38,398,284)	—	—	(80,911,405)	(70,835,236)

Change in net assets resulting from distributions	(60,644,132)	(52,617,024)	(6,097,607)	(8,675,896)	(83,169,433)	(71,851,140)

Shares of Beneficial Interest:
Proceeds from shares issued	51,157,437	261,821,734	132,995,541	670,673,720	21,968,637	94,751,171
Proceeds from reinvestment of dividends	56,634,655	49,156,349	5,417,076	7,782,277	79,069,594	68,395,959
Cost of shares redeemed	(93,274,847)	(124,357,276)	(83,650,748)	(392,473,370)	(46,981,649)	(91,951,580)

Change in net assets from shares of beneficial interest transactions	14,517,245	186,620,807	54,761,869	285,982,627	54,056,582	71,195,550

Change in net assets	78,423,233	235,949,658	174,281,415	327,206,391	3,039,692	99,045,312
Net Assets:
Beginning of period	921,286,450	685,336,792	1,280,492,252	953,285,861	612,037,240	512,991,928

End of period	$999,709,683	$921,286,450	$1,454,773,667	$1,280,492,252	$615,076,932	$612,037,240

Undistributed net investment income	(1,977)	498,171	33,880	573,397	103,200	777,665
Share Transactions:
Issued	3,064,524	15,897,832	11,398,303	47,270,848	1,419,733	5,984,194
Reinvested	3,312,075	3,165,155	452,344	673,722	5,520,914	4,673,129
Redeemed	(5,402,985)	(7,236,810)	(7,010,036)	(23,189,184)	(2,981,112)	(5,738,824)

Change in Shares	973,614	11,826,177	4,840,611	24,755,386	3,959,535	4,918,499

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

	International Equity Portfolio		Fixed Income Portfolio		Fixed Income II Portfolio
	Six Months Ended December 31, 2006	Year Ended June 30, 2006	Six Months Ended December 31, 2006	Year Ended June 30, 2006	Six Months Ended December 31, 2006	Year Ended June 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$9,890,157	$18,752,587	$6,081,671	$11,835,434	$6,171,879	$11,258,268
Net realized gain/(loss) from investments and foreign currency transactions	59,429,051	99,281,935	424,768	(4,102,872)	(925,607)	(4,512,363)
Change in unrealized appreciation/depreciation investments and foreign currency transactions	126,440,171	187,496,680	5,112,940	(9,695,154)	5,903,187	(7,392,573)

Change in net assets resulting from operations	195,759,379	305,531,202	11,619,379	(1,962,592)	11,149,459	(646,668)

Distributions to Shareholders from:
Net investment income	(13,874,234)	(30,653,512)	(6,134,071)	(12,476,397)	(6,138,471)	(12,737,975)
Net realized gain from investments and foreign currency transactions	(67,279,747)	—	—	(46,585)	—	(806,823)

Change in net assets resulting from distributions	(81,153,981)	(30,653,512)	(6,134,071)	(12,522,982)	(6,138,471)	(13,544,798)

Shares of Beneficial Interest:
Proceeds from shares issued	117,541,903	299,010,902	18,898,969	62,906,240	18,808,645	62,458,395
Proceeds from reinvestment of dividends	76,594,116	27,355,289	5,582,057	11,559,822	5,070,237	11,393,729
Cost of shares redeemed	(173,014,886)	(139,424,106)	(17,150,681)	(79,955,465)	(20,960,969)	(57,420,441)

Change in net assets from shares of beneficial interest transactions	21,121,133	186,942,085	7,330,345	(5,489,403)	2,917,913	16,431,683

Change in net assets	135,726,531	461,819,775	12,815,653	(19,974,977)	7,928,901	2,240,217
Net Assets:
Beginning of period	1,511,194,284	1,049,374,509	231,215,480	251,190,457	255,910,771	253,670,554

End of period	$1,646,920,815	$1,511,194,284	$244,031,133	$231,215,480	$263,839,672	$255,910,771

Undistributed net investment income	(5,747,303)	(1,763,226)	(36,772)	15,628	(122,239)	(155,647)
Share Transactions:
Issued	7,634,989	24,434,953	1,914,681	6,333,830	1,908,697	6,301,257
Reinvested	5,466,321	2,210,583	565,036	1,166,498	514,138	1,151,556
Redeemed	(11,560,064)	(11,341,454)	(1,740,155)	(8,114,539)	(2,126,681)	(5,852,727)

Change in Shares	1,541,246	15,304,082	739,562	(614,211)	296,154	1,600,086

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

	Fixed Income Opportunity Portfolio		Short-Term Municipal Bond Portfolio		Intermediate Term Municipal Bond Portfolio
	Six Months Ended December 31, 2006	Year Ended June 30, 2006	Six Months Ended December 31, 2006	Year Ended June 30, 2006	Six Months Ended December 31, 2006	Year Ended June 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$4,348,401	$7,890,326	$527,361	$278,455	$11,883,095	$21,788,218
Net realized gain/(losses) from investments, futures and foreign currency transactions	(483,621)	2,697,581	(8,653)	(44,275)	(50,376)	(921,557)
Change in unrealized appreciation/depreciation on investments, futures and foreign currency transactions	6,643,876	(9,690,619)	197,584	(187,219)	9,440,740	(18,291,646)

Change in net assets resulting from operations	10,508,656	897,288	716,292	46,961	21,273,459	2,575,015

Distributions to Shareholders from:
Net investment income	(4,873,618)	(7,786,954)	(538,754)	(282,398)	(11,641,756)	(21,847,816)
Change in net assets resulting from distributions	(4,873,618)	(7,786,954)	(538,754)	(282,398)	(11,641,756)	(21,847,816)

Shares of Beneficial Interest:
Proceeds from shares issued	4,228,000	24,837,791	1,183,000	38,069,949	41,101,347	133,880,284
Proceeds from reinvestment of dividends	4,273,428	6,919,175	513,324	272,282	10,067,641	19,348,407
Cost of shares redeemed	(6,626,902)	(23,045,967)	(3,694,942)	(5,831,552)	(62,190,244)	(81,666,410)

Change in net assets from shares of beneficial interest transactions	1,874,526	8,710,999	(1,998,618)	32,510,679	(11,021,256)	71,562,281

Change in net assets	7,509,564	1,821,333	(1,821,080)	32,275,242	(1,389,553)	52,289,480
Net Assets:
Beginning of period	134,853,827	133,032,494	32,275,242	—	547,233,126	494,943,646

End of period	$142,363,391	$134,853,827	$30,454,162	$32,275,242	$545,843,573	$547,233,126

Undistributed net investment income	1,667	526,884	(12,865)	(1,472)	187,256	(54,083)
Share Transactions:
Issued	565,222	3,294,356	118,300	3,807,885	4,133,971	13,463,709
Reinvested	569,982	931,730	51,381	27,339	1,014,134	1,949,794
Redeemed	(880,522)	(3,053,273)	(369,464)	(584,271)	(6,267,149)	(8,207,621)

Change in Shares	254,682	1,172,813	(199,783)	3,250,953	(1,119,044)	7,205,882

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Value Equity Portfolio
	For the Six Months Ended December 31, 2006		Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$16.03		$15.01	$13.73	$11.67	$12.32	$13.99

Income from Investment Operations:
Net investment income	0.16		0.27	0.32	0.22	0.18	0.18
Net realized and unrealized gains/(losses) on investments and futures	1.99		1.82	1.27	2.06	(0.65)	(1.63)

Total from investment operations	2.15		2.09	1.59	2.28	(0.47)	(1.45)

Distributions to Shareholders from:
Net investment income	(0.17)		(0.27)	(0.31)	(0.22)	(0.18)	(0.18)
Net realized gains on investments and futures	(0.91)		(0.80)	—	—	—	(0.04)

Total distributions to shareholders	(1.08)		(1.07)	(0.31)	(0.22)	(0.18)	(0.22)

Net Asset Value, End of Period	$17.10		$16.03	$15.01	$13.73	$11.67	$12.32

Total Return	13.49	%(a)	14.31%	11.66%	19.64%	(3.66%)	(10.42%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$999,710		$921,286	$685,337	$584,947	$416,220	$322,074
Ratio of expenses to average net assets, prior to expenses paid, waivers and reimbursements	0.45	%(b)	0.45%	0.48%	0.43%	0.42%	0.42%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.43	%(b)	0.43%	0.43%	0.39%	0.37%	0.42%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.45	%(b)	0.45%	0.48%	0.43%	0.42%	0.42%
Ratio of net investment income to average net assets	1.93	%(b)	1.77%	2.18%	1.70%	1.78%	1.42%
Portfolio turnover rate	30.19	%(a)	73.19%	79.98%	79.13%	71.03%	66.24%

(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Growth Equity Portfolio
	For the Six Months Ended December 31, 2006		Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$11.26		$10.72	$10.33	$8.64	$8.78	$11.81

Income from Investment Operations:
Net investment income	0.05		0.09	0.10	0.05	0.05	0.04
Net realized and unrealized gain/(loss) on investments and futures	1.01		0.53	0.38	1.69	(0.14)	(3.03)

Total from investment operations	1.06		0.62	0.48	1.74	(0.09)	(2.99)

Distributions to Shareholders from:
Net investment income	(0.05)		(0.08)	(0.09)	(0.05)	(0.05)	(0.04)

Total distributions to shareholders	(0.05)		(0.08)	(0.09)	(0.05)	(0.05)	(0.04)

Net Asset Value, End of Period	$12.27		$11.26	$10.72	$10.33	$8.64	$8.78

Total Return	9.34	%(a)	5.90%	4.70%	20.12%	(1.01%)	(25.37%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,454,774		$1,280,492	$953,286	$683,266	$504,450	$367,547
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.33	%(b)	0.30%	0.35%	0.38%	0.39%	0.40%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.32	%(b)	0.29%	0.34%	0.36%	0.38%	0.40%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.33	%(b)	0.30%	0.35%	0.38%	0.39%	0.40%
Ratio of net investment income to average net assets	0.81	%(b)	0.78%	0.96%	0.47%	0.63%	0.40%
Portfolio turnover rate	16.13	%(a)	60.01%	56.20%	49.19%	51.06%	58.55%

(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Small Capitalization Equity Portfolio
	For the Six Months Ended December 31, 2006		Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$15.70		$15.06	$14.17	$10.81	$11.42	$12.96

Income from Investment Operations:
Net investment income	0.04		0.04	0.03	0.02	0.03	0.01
Net realized and unrealized gain/(losses) on investments	0.80		2.79	1.28	3.36	(0.61)	(1.54)

Total from investment operations	0.84		2.83	1.31	3.38	(0.58)	(1.53)

Distributions to Shareholders from:
Net investment income	(0.06)		(0.03)	(0.03)	(0.02)	(0.03)	(0.01)
Net realized gains from investments	(2.16)		(2.16)	(0.39)	—	—	—

Total distributions to shareholders	(2.22)		(2.19)	(0.42)	(0.02)	(0.03)	(0.01)

Net Asset Value, End of Period	$14.32		$15.70	$15.06	$14.17	$10.81	$11.42

Total Return	5.37	%(a)	19.99%	9.29%	31.28%	(4.98%)	(11.88%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$615,077		$612,037	$512,992	$591,932	$423,019	$323,895
Ratio of expenses to average net assets prior to expenses paid indirectly, waivers and reimbursements	0.64	%(b)	0.66%	0.43%	0.45%	0.49%	0.60%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.63	%(b)	0.63%	0.37%	0.39%	0.44%	0.60%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.64	%(b)	0.64%	0.38%	0.42%	0.49%	0.60%
Ratio of net investment income to average net assets	0.52	%(b)	0.26%	0.23%	0.16%	0.33%	0.10%
Portfolio turnover rate	56.71	%(a)	101.53%	119.67%	117.51%	122.08%	144.98%

(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	International Equity Portfolio
	For the Six Months Ended December 31, 2006		Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$13.02		$10.41	$9.57	$7.58	$8.50	$9.27

Income from Investment Operations:
Net investment income	0.08		0.17	0.18	0.12	0.14	0.09
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	1.62		2.72	0.79	1.99	(0.96)	(0.75)

Total from investment operations	1.70		2.89	0.97	2.11	(0.82)	(0.66)

Distributions to Shareholders from:
Net investment income	(0.12)		(0.28)	(0.13)	(0.12)	(0.10)	(0.11)
Net realized gains from investments	(0.60)		—	—	—	—	—

Total distributions to shareholders	(0.72)		(0.28)	(0.13)	(0.12)	(0.10)	(0.11)

Net Asset Value, End of Period	$14.00		$13.02	$10.41	$9.57	$7.58	$8.50

Total Return	12.99	%(a)	27.93%	10.16%	27.76%	(9.55%)	(7.05%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,646,921		$1,511,194	$1,049,375	$832,251	$540,558	$475,352
Ratio of expenses to average net assets prior to expenses paid indirectly, waivers and reimbursements	0.64	%(b)	0.72%	0.35%	0.44%	0.72%	0.64%
Ratio of expenses to average net assets net of expenses paid indirectly, waivers and reimbursements	0.64	%(b)	0.70%	0.33%	0.40%	0.70%	0.64%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.64	%(b)	0.71%	0.35%	0.44%	0.72%	0.64%
Ratio of net investment income to average net assets	1.11	%(b)	1.43%	1.89%	1.46%	1.67%	1.10%
Portfolio turnover rate	22.66	%(a)	37.24%	35.48%	46.37%	31.74%	40.22%

(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Portfolio
	For the Six Months Ended December 31, 2006		Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$9.66		$10.23	$10.01	$10.38	$10.19	$9.91

Income from Investment Operations:
Net investment income	0.26		0.46	0.44	0.42	0.53	0.60
Net realized and unrealized gains/(losses) on investments	0.23		(0.54)	0.25	(0.33)	0.33	0.30

Total from investment operations	0.49		(0.08)	0.69	0.09	0.86	0.90

Distributions to Shareholders from:
Net investment income	(0.26)		(0.49)	(0.45)	(0.46)	(0.53)	(0.60)
Net realized gain from investments	—		—	(0.02)	—	(0.14)	(0.02)

Total distributions to shareholders	(0.26)		(0.49)	(0.47)	(0.46)	(0.67)	(0.62)

Net Asset Value, End of Period	$9.89		$9.66	$10.23	$10.01	$10.38	$10.19

Total Return	5.06	%(a)	(0.77%)	7.07%	0.88%	8.86%	9.11%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$244,031	(b)	$231,215	$251,190	$197,341	$147,172	$126,708
Ratio of expenses to average net assets prior, to waivers and reimbursements	0.36	%(b)	0.36%	0.37%	0.39%	0.44%	0.44%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.35	%(b)	0.35%	0.36%	0.39%	0.44%	0.44%
Ratio of net investment income to average net assets	5.11	%(b)	4.68%	4.32%	4.15%	4.85%	5.80%
Portfolio turnover rate	69.45	%(a)	175.82%	200.54%	216.92%	181.20%	118.94%

(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income II Portfolio
	Six Months Ended December 31, 2006		Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$9.67		$10.21	$9.90	$10.36	$10.17	$10.33

Income from Investment Operations:
Net investment income	0.23		0.42	0.34	0.30	0.56	0.65
Net realized and unrealized gains/(losses) on investments, options, futures, and foreign currency transactions	0.19		(0.45)	0.27	(0.26)	0.28	0.13

Total from investment operations	0.42		(0.03)	0.61	0.04	0.84	0.78

Distributions to Shareholders from:
Net investment income	(0.23)		(0.48)	(0.30)	(0.36)	(0.57)	(0.69)
Net realized gains from investments, options, futures, and foreign currency transactions	—		(0.03)	—	(0.14)	(0.08)	(0.25)

Total distributions to shareholders	(0.23)		(0.51)	(0.30)	(0.50)	(0.65)	(0.94)

Net Asset Value, End of Period	$9.86		$9.67	$10.21	$9.90	$10.36	$10.17

Total Return	4.40	%(a)	(0.31%)	6.25%	0.46%	8.57%	7.74%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$263,840		$255,911	$253,671	$189,211	$166,517	$175,449
Ratio of expenses to average net assets	0.38	%(b)	0.37%	0.40%	0.39%	0.45%	0.47%
Ratio of net investment income to average net assets	4.73	%(b)	4.25%	3.50%	2.90%	4.69%	6.21%
Portfolio turnover rate	70.16	%(a)	573.92%	890.01%	652.03%	453.38%	475.78%

(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Opportunity Portfolio
	For the Six Months Ended December 31, 2006		Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$7.29		$7.68	$7.57	$7.46	$6.90	$8.34

Income from Investment Operations:
Net investment income	0.23		0.45	0.48	0.46	0.49	0.71
Net realized and unrealized gains/(losses) on investments, futures and foreign currency transactions	0.33		(0.40)	0.14	0.12	0.57	(1.46)

Total from investment operations	0.56		0.05	0.62	0.58	1.06	(0.75)

Distributions to Shareholders from:
Net investment income	(0.25)		(0.44)	(0.51)	(0.47)	(0.50)	(0.69)

Total distributions to shareholders	(0.25)		(0.44)	(0.51)	(0.47)	(0.50)	(0.69)

Net Asset Value, End of Period	$7.60		$7.29	$7.68	$7.57	$7.46	$6.90

Total Return	7.64	%(a)	0.81%	8.37%	7.94%	16.08%	(9.35%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$142,363		$134,854	$133,032	$229,137	$199,755	$161,206
Ratio of expenses to average net assets	0.64	%(b)	0.66%	0.67%	0.67%	0.61%	0.57%
Ratio of net investment income to average net assets	6.19	%(b)	5.89%	5.81%	5.93%	7.73%	9.47%
Portfolio turnover rate	15.41	%(a)	27.34%	37.25%	93.45%	60.95%	51.06%

(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Short-Term Municipal Bond Portfolio
	For the Six Months Ended December 31, 2006		Period Ended June 30, 2006(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.93		$10.00

Income from Investment Operations:
Net investment income	0.17		0.09
Net realized and unrealized gains/(losses) on investments transactions	0.05		(0.07)

Total from investment operations	0.22		0.02

Distributions to Shareholders from:
Net investment income	(0.17)		(0.09)

Total distributions to shareholders	(0.17)		(0.09)

Net Asset Value, End of Period	$9.98		$9.93

Total Return	2.24	%(b)	(0.22	%)(b)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$30,454		$32,275
Ratio of expenses to average net assets	0.31	%(c)	0.60	%(c)
Ratio of net investment income to average net assets	3.30	%(c)	2.88	%(c)
Portfolio turnover rate	16.23	%(b)	29.56	%(b)

(a)	For the period March 1, 2006 (commencement of operations) through June 30, 2006.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Intermediate Term Municipal Bond Portfolio
	For the Six Months Ended December 31, 2006		Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$9.77		$10.14	$9.99	$10.35	$10.04	$9.89

Income from Investment Operations:
Net investment income	0.22		0.42	0.42	0.44	0.45	0.47
Net realized and unrealized gains/(losses) on investments,	0.16		(0.37)	0.15	(0.36)	0.31	0.13

Total from investment operations	0.38		0.05	0.57	0.08	0.76	0.60

Distributions to Shareholders from:
Net investment income	(0.21)		(0.42)	(0.42)	(0.44)	(0.45)	(0.45)

Total distributions to shareholders	(0.21)		(0.42)	(0.42)	(0.44)	(0.45)	(0.45)

Net Asset Value, End of Period	$9.94		$9.77	$10.14	$9.99	$10.35	$10.04

Total Return	3.94	%(a)	0.48%	5.80%	0.78%	7.70%	6.16%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$545,844		$547,233	$494,944	$352,879	$273,715	$254,032
Ratio of expenses to average net assets	0.35	%(b)	0.35%	0.38%	0.40%	0.43%	0.44%
Ratio of net investment income to average net assets	4.33	%(b)	4.19%	4.18%	4.40%	4.40%	4.74%
Portfolio turnover rate	8.96	%(a)	17.79%	25.50%	20.53%	18.41%	27.82%

(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements — December 31, 2006

1.    DESCRIPTION.    The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers nine separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”) formerly The High Yield Bond Portfolio, The Short Term Municipal Bond Portfolio (“Short Term Municipal Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”). The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios:

A.    Portfolio Valuation.    The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. Market values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Board. In the case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale.

In September 2006, the Financial Accounting Standards Board (FASB) issued State of Financials Accounting Standards No. 157 “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principals and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Trust’s financial statement disclosures.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2006

B.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily net asset-value determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when notified. Interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for financial reporting purposes.

C.    Allocation of Expenses.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.

D.    Dividends and Capital Gain Distributions to Shareholders.    The Fixed Income, Fixed Income II, Short Term Municipal, and Intermediate Municipal Portfolios, declare and distribute dividends from net investment income on a monthly basis. The Value, Growth, Small Cap and Fixed Opportunity Portfolios declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, are declared and distributed at least annually for each Portfolio.

E.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government securities.

F.    TBA Purchase Commitments.    The Portfolio may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

G.    Commission Recapture.    Certain Portfolios participate in a commissions recapture program. The Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory fees. The expenses eligible to be paid will include, but will not be limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as expenses paid indirectly on the Statements of Operations.

For the six month ended December 31, 2006, the following commissions have been recaptured:

Value Portfolio	$91,056
Growth Portfolio	58,945
Small Cap Portfolio	25,442
International Portfolio	48,963

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2006

H.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

i)    market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)    purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

I.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, and financial futures contracts. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

Forward Currency Contracts — A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio’s statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2006 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

Financial Futures Contracts — Certain of the Portfolios may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the fair market value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

J.    Use of Estimates.    Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could vary from those estimates.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2006

3.    LOANS OF PORTFOLIO SECURITIES.    During the period the Value Portfolio, Growth Portfolio, Small Cap Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio, and Fixed Opportunity Portfolio loaned their securities pursuant to a securities lending agreement (“Lending Agreement”) with State Street Bank (“SSB”). Each Portfolio will limit its lending activity to 33 1/3% of its total assets. Securities loans made pursuant to the Lending Agreement must maintain loan collateral with SSB at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. SSB shall, in accordance with SSB’s reasonable and customary practices, mark loaned securities and collateral to their market value each business day based upon the market value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. According to the terms of the lending agreement, each Portfolio retains 70% of the income generated from the lending of its securities. All such investments are made at the risk of the Portfolios and, as such, the Portfolios are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Portfolios in accordance with the Lending Agreement.

In the event of bankruptcy of the borrower, the retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at December 31, 2006 was as follows:

Portfolio	Value of Collateral	Value of Securities Loaned
Value Portfolio	$31,376,824	$30,478,471
Growth Portfolio	9,088,375	8,877,730
Small Cap Portfolio	231,587,797	223,845,772
Fixed Income Portfolio	29,980,051	29,358,981
Fixed Income II Portfolio	5,412,950	5,307,234
Fixed Opportunities Portfolio	20,778,648	20,348,360

Cash collateral received for securities on loan was invested in the State Street Navigator Securities Lending Prime Portfolio, a registered 2(a)-7 money market fund. Pursuant to the registration statement of this portfolio, it has been established exclusively for the investment of cash collateral on behalf of funds participating in State Street’s securities lending program. Its average duration is restricted to 90 days or less. All investments will qualify as “eligible securities” within the meaning of Rule 2(a)-7 of the Investment Companies Act of 1940. The portfolio will seek to maintain a stable net asset value per share of $1.00 by valuing its portfolio using amortized cost method and will comply with the requirements of Rule 2(a)-7. The value of the investments in the State Street Navigator Securities Lending Prime Portfolio as of December 31, 2006 was as follows:

Portfolio	Fair Value
Value Portfolio	$31,376,824
Growth Portfolio	9,088,375
Small Cap Portfolio	231,587,797
Fixed Income Portfolio	29,980,051
Fixed Income II Portfolio	5,412,950
Fixed Opportunities Portfolio	20,778,648

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2006

4.    INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management and for placing all orders for the purchase and sale of securities and other instruments on the Portfolio’s behalf. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average net assets of that portion of the portfolio managed.

For the six months ended December 31, 2006, the Value Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
SSgA Funds Management, Inc.*	$31,650	0.04%
Institutional Capital Corporation	1,343,065	0.35%
JS Asset Management	112,181	0.40%

	$1,486,896	0.30%

For the six months ended December 31, 2006, the Growth Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Jennison Associates LLC	$599,394	0.24%	(a)
SSgA Funds Management, Inc.*	111,202	0.04%
Sustainable Growth Advisors	568,218	0.35%

	$1,278,814	0.19%

For the six months ended December 31, 2006, the Small Cap Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Frontier Capital Management Co.	$343,117	0.45%
Geewax, Terker & Co.	179,317	0.30%
Sterling Johnston Capital Management, Inc.	397,720	0.80%	(b)
IronBridge Capital Management, Inc.	416,270	0.60%	(c)
Franklin Portfolio Associates, LLC	194,813	0.40%	(d)

	$1,531,237	0.51%

For the six months ended December 31, 2006, the International Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Artisan Partners LP	$728,961	0.27%	(e)
Capital Guardian Trust Co.	1,730,699	0.35%	(f)
Causeway Capital Management LLC	65,152	0.35%

	$2,524,812	0.32%

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2006

For the six months ended December 31, 2006, the Fixed Income Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Aberdeen Asset Management, Inc .	$220,250.19		%(g)

For the six months ended December 31, 2006, the Fixed Income II Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
BlackRock Financial Management, Inc.	$278,763	0.22%	(h)

For the six months ended December 31, 2006, the Fixed Opportunity Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Seix Investment Advisors	$22,550.44%		(i)
W.R. Huff Asset Management Co., LLC	326,073	.50.%	(j)

	$348,623	0.50%

For the six months ended December 31, 2006, the Short Term Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Breckinridge Capital Advisor, Inc.	$19,968	0.125%

For the six months ended December 31, 2006, the Intermediate Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Schroder Investment Management North America, Inc.	$549,402	0.20%

*	SSgA Funds Management, Inc. is an affiliate of State Street Bank and Trust Company, the custodian to the Trust.

(a)	Jennison Associates, LLC is entitled to receive an annual fee of no more than 0.30% of average net assets of the portion of Growth Portfolio allocated to Jennison (the “Jennison Account”). Effective November 1, 2004, the rate at which Jennison’s fee is computed may decrease based on the aggregate market value of the Jennison Account and certain other accounts managed by Jennison for the benefit of institutional investors who are clients of Hirtle Callaghan. The assets managed by Jennison in the Jennison Account and certain other accounts managed by Jennison for the benefit of institutional investors who are clients of Hirtle Callaghan are defined as “Combined Assets”. The rate at which Jennison’s fee is computed is 0.75% on the first $10 million, 0.50% on the next $30 million, 0.35% on the next $25 million, 0.25% on the next $335 million, 0.22% on the next $600 million, and 0.20% on the balance of the Combined Assets. Jennison’s compensation will not exceed the maximum fee of 0.30% of average assets of the Jennison Account.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2006

(b)	Under the Portfolio Management Contract between the Trust and Sterling Johnston Capital Management, Inc. (“Sterling Johnston”), as amended, Sterling Johnston is compensated under the terms of a fulcrum fee arrangement. Under this agreement, Sterling Johnston receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Sterling Johnston is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects an increase in the amount to which Sterling Johnston would have been entitled absent the fulcrum fee arrangement.

(c)	IronBridge Capital Management, Inc. (“IronBridge”) is entitled to receive an annual fee of 0.60% of the average net assets of that portion of Portfolio allocated to IronBridge. The Trust has conditionally approved an amendment to the Portfolio Management Contract between IronBridge and the Trust that would implement a fulcrum fee arrangement. Under the fulcrum fee arrangement, IronBridge would be compensated based, in part, on the investment results achieved by it. If the fulcrum fee arrangement is implemented, it could, under certain circumstances, increase or decrease the fee paid to IronBridge when compared to a fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets. The fulcrum fee arrangement will not become effective, however, and advisory fees will continue to be accrued at the rate shown above, until an order from the Securities and Exchange Commission permitting the arrangement is obtained.

(d)	Franklin Portfolio Associates, LLC (“Franklin”)is entitled to receive an annual fee of 0.40% of the average net assets of that portion of Portfolio allocated to Franklin. The Trust has conditionally approved an amendment to the Portfolio Management Contract between Franklin and the Trust that would implement a fulcrum fee arrangement. Under the fulcrum fee arrangement, Franklin would be compensated based, in part, on the investment results it achieves. If the fulcrum fee arrangement is implemented, it could, under certain circumstances, increase or decrease the fee paid to Franklin when compared to a fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets. The fulcrum fee arrangement will not become effective, however, and advisory fees will continue to be accrued at the rate shown above, until an order from the Securities and Exchange Commission permitting the arrangement is obtained.

(e)	Under the Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership (“Artisan”), as amended, Artisan is compensated under the terms of a fulcrum fee arrangement. Under this agreement, Artisan receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Artisan is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects a decrease in the amount to which Artisan would have been entitled absent the fulcrum fee arrangement.

(f)	Under the Portfolio Management Contract between the Trust and Capital Guardian Trust Company (“CapGuardian”), as amended, CapGuardian is compensated under the terms of a fulcrum fee arrangement. Under this agreement, CapGuardian receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to CapGuardian is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects a decrease in the amount to which CapGuardian would have been entitled absent the fulcrum fee arrangement.

(g)	During the period, Aberdeen Asset Management, Inc. (“Aberdeen”) voluntarily waived a portion of their fees.

(h)	BlackRock Financial Management Inc.’s fee is computed in accordance with a tiered fee of 0.25% of the average daily net assets on the first $100 million, 0.20% of such assets between $100 million and $200 million, and 0.175% of such assets over $200 million.

(i)

Seix Investment Advisors (“Seix”) has served this Portfolio since December 19, 2006. Prior to that, portfolio management services were provided to the Portfolio by W.R. Huff Asset Management Co., LLC (“Huff”). Seix’s

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2006 fee is computed based on the aggregate market value of the Seix Account and certain other accounts managed by Seix for the benefit of institutional investors who are clients of Hirtle Callaghan. The assets managed by Seix in the Fixed Opportunity Portfolio and certain other accounts managed by Seix for the benefit of institutional investors who are clients of Hirtle Callaghan are defined as “Combined Assets”. The rate at which Seix’s fee is 0.50% on the first $100 million and 0.40% on the balance of the Combined Assets.

(j)	On December 19, 2006, The Hirtle Callaghan Trust terminated the investment advisory agreement with W.R. Huff Asset Management Co., LLC (“Huff”). The fees shown represent the fees earned by Huff from July 1, 2006 through December 18, 2006.

Pursuant to a consulting agreement between the Trust and Hirtle Callaghan & Company, Inc. (“Hirtle Callaghan”) is paid a fee calculated and accrued daily and paid monthly at an annual rate of 0.05% of average net assets per Portfolio. Hirtle Callaghan makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust’s principal office, and monitors the performance of various investment management organizations, including the Specialist Managers. Hirtle Callaghan does not have investment discretion with respect to Trust assets but is an investment adviser to the Trust for purposes of the 1940 Act. The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio.

BISYS Fund Services (“BISYS”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. BISYS receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as administrative service fees on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis as follows:

Equity Funds:

Eleven one-hundredths of one percent (.11%) of the Trust’s equity Funds’ average daily net assets up to $1,400,000,000; and

Ten one-hundredths of one percent (.10%) of the Trust’s equity Funds’ average daily net assets in excess of $1,400,000,000 up to $1,750,000,000; and

Nine one-hundredths of one percent (.09%) of the Trust’s equity Funds’ average daily net assets in excess of $1,750,000,000 up to $2,100,000,000;

Five and one-half one-hundredths of one percent (.055%) of the Trust’s equity Funds’ average daily net assets in excess of $2,100,000,000 up to $2,600,000,000;

One one-hundredth of one percent (.01%) of the Trust’s equity Funds’ average daily net assets in excess of $2,600,000,000 up to $3,200,000,000; and

One-half of one-hundredth of one percent (.005%) of the Trust’s equity Funds’ average daily net assets in excess of $3,200,000,000.

Bond Funds:

Nine one-hundredths of one percent (.09%) of the Trust’s fixed income Funds’ average daily net assets up to $600,000,000; and

Eight one-hundredths of one percent (.08%) of the Trust’s fixed income Funds’ average daily net assets in excess of $600,000,000 up to $750,000,000; and

Seven one-hundredths of one percent (.07%) of the Trust’s fixed income Funds’ average daily net assets in excess of $750,000,000 up to $900,000,000;

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2006

Three and one-half one-hundredths of one percent (.035%) of the Trust’s fixed income Funds’ average daily net assets in excess of $900,000,000 up to $1,000,000,000; and

Three quarters of one-hundredth of one percent (.0075%) of the Trust’s fixed income Funds’ average daily net assets in excess of $1,000,000,000.

As such, the Hirtle Callaghan Trust paid an aggregate amount of $1,726,888 to BISYS for the six months ended December 31, 2006.

5.    PURCHASE AND SALE TRANSACTIONS.    The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 2006, were as follows:

Portfolio	Purchases	Sales
Value Portfolio	$286,798,754	$315,344,642
Growth Portfolio	273,787,112	216,070,852
Small Cap Portfolio	328,171,634	354,404,952
International Portfolio	347,231,603	358,228,599
Fixed Income Portfolio	159,491,812	155,191,778
Fixed Income II Portfolio	178,894,941	185,527,361
Fixed Opportunity Portfolio	19,794,384	23,613,263
Short Term Municipal Portfolio	6,192,892	4,316,500
Intermediate Municipal Portfolio	60,844,959	45,919,115

The aggregate purchases and sales of long-term U.S. Government securities for the period ended December 31, 2006 were as follows:

	Purchases	Sales
Fixed Income Portfolio	$88,179,468	$96,800,515
Fixed Income II Portfolio	164,204,823	144,989,804

6.    WRITTEN OPTIONS.    The Fixed Income II Fund had the following transactions in written call and put options during the six months ended December 31, 2006:

	Number of Contracts	Premiums Received
Options outstanding at June 30, 2006	48	$27,272
Options written	26	6,083
Options expired	24	11,964
Options closed	50	21,391
Options outstanding at December 31, 2006	0	0

7.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2006

A.    Unrealized Appreciation/Depreciation

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	794,169,780	206,436,567	(3,797,491)	202,639,076
Growth Portfolio	1,197,374,972	267,657,909	(13,044,874)	254,613,035
Small Cap Portfolio	519,206,846	115,045,524	(18,148,467)	96,897,057
International Portfolio	1,193,134,586	465,597,471	(11,152,702)	454,444,769
Fixed Income Portfolio	243,228,447	1,604,878	(2,095,707)	(490,829)
Fixed Income II Portfolio	278,828,061	2,190,300	(3,994,821)	(1,804,521)
Fixed Opportunity Portfolio	139,323,524	4,273,960	(3,891,199)	382,761
Short Term Municipal Portfolio	29,965,815	38,914	(28,550)	10,364
Intermediate Municipal Portfolio	541,005,727	9,470,539	(8,107,644)	1,362,895

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal year ended June 30, 2006 were as follows:

	Distributions paid from:
2006	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$26,336,202	$29,040,512	$55,376,714	$—	$55,376,714
Growth Portfolio	8,675,896	—	8,675,896	—	8,675,896
Small Cap Portfolio	12,599,491	63,116,774	75,716,265	—	75,716,265
International Portfolio	30,653,512	—	30,653,512	—	30,653,512
Fixed Income Portfolio	12,312,958	46,585	12,359,543	—	12,359,543
Fixed Income II Portfolio	12,956,078	506,482	13,462,560	—	13,462,560
Fixed Opportunity Portfolio	7,786,954	—	7,786,954	—	7,786,954
Short Term Municipal Portfolio	1,128	—	1,128	206,803	207,931
The Intermediate Municipal Portfolio	2,326,912	—	2,326,912	19,130,673	21,457,585

The tax character of current year distributions paid will be determined at the end of the current tax year.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2006

C.    Components of Accumulated Earnings

As of June 30, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable*	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$9,032,291	$23,382,178	$32,414,469	$—	$—	$123,119,693	$155,534,162
Growth Portfolio	555,788	—	555,788	—	(92,566,408)	142,434,822	50,424,202
Small Cap Portfolio	16,872,420	50,519,094	67,391,514	—	—	98,150,155	165,541,669
International Portfolio	5,104,595	22,131,133	27,235,728	—	—	330,723,014	357,958,742
Fixed Income Portfolio	1,026,721	—	1,026,721	(1,011,093)	(4,302,311)	(5,589,552)	(9,876,235)
Fixed Income II Portfolio	881,786	—	881,786	(1,013,243)	(5,044,815)	(5,120,336)	(10,296,608)
Fixed Opportunity Portfolio	526,884	—	526,884	—	(28,010,766)	(6,252,256)	(33,736,138)
Short Term Municipal Portfolio	85,080	—	85,080	(74,467)	(44,275)	(187,219)	(220,881)
The Intermediate Municipal Portfolio	2,029,494	—	2,029,494	(2,083,577)	(1,823,331)	(8,081,663)	(9,959,077)

*	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

The tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

D.    Capital Loss Carryforwards

As of June 30, 2006, the following Portfolios had net capital loss carryforwards to offset future capital gains, if any, to the extent provided by the Code:

	Amount	Expires
Growth Portfolio	$23,458,449	2010
Growth Portfolio	63,358,634	2011
Growth Portfolio	5,749,325	2012
Fixed Income Portfolio	804,594	2014
Fixed Income II Portfolio	853,084	2014
Fixed Opportunity Portfolio	12,385,930	2011
Fixed Opportunity Portfolio	15,624,836	2012
Short Term Municipal Portfolio	44,275	2014
Intermediate Term Municipal Portfolio	345,683	2009
Intermediate Term Municipal Portfolio	432,144	2013
Intermediate Term Municipal Portfolio	422,664	2014

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the fiscal year ended June 30, 2006, Growth Equity Portfolio utilized $27,463,272, International Equity Portfolio utilized $72,096,120 and the Fixed Income Opportunity Portfolio utilized $2,697,468 of net capital loss carryforwards.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2006

E.    Post October Losses

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fixed Income Portfolio, The Fixed Income II Portfolio, The Short-Term Municipal Portfolio and The Intermediate Municipal Portfolio had deferred post October losses of $3,497,717, $4,191,731 and $622,840 respectively.

8.    FINANCIAL ACCOUNTING STANDARDS BOARD PRONOUNCEMENT.

In July, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the period of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements once adopted.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information — December 31, 2006 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and, as of August 31, 2006, information regarding how the Portfolios voted proxies related to portfolio securities during the twelve months ended June 30, 2006, is available without charge, upon request, by calling 800-242-9596 and on the SEC’s website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the six months ended December 31, 2006, action was taken by the shareholders of the Portfolios, as follows:

A special meeting of the shareholders of the Fixed Income II Portfolio of the Trust was held on November 15, 2006. At the meeting, shareholders voted and approved a new portfolio management agreement between the Trust and BlackRock Financial Management, Inc.

The results of the November 15, 2006 meeting are:

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor	Against Proposal	Abstain
Fixed Income II Portfolio	26,017,352.657	25,927,259.230	99.654%	25,927,259.230	100%	0	0

A special meeting of the shareholders of each Portfolio of the Trust was held on November 15, 2006. At the meeting, shareholders were asked to vote for proposals, authorizing the Trust to enter into portfolio management agreements without the affirmative vote of the shareholders of the Trust or of any portfolio of the Trust under certain circumstances and to approve a new investment advisory agreement between the Trust and Hirtle Callaghan & Co., Inc. that will permit Hirtle Callaghan to act as a discretionary investment adviser to the Trust and each of its separate investment portfolios. The meeting was adjourned until December 15, 2006. The December 15, 2006 meeting was adjourned until December 28, 2006.

The results of the December 28, 2006 meeting are presented below:

Proposal #1:

Fund Name	Record Date Shares	Total Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor	Against	% of Votes Against	Abstain	% of Votes Abstain
Fixed Income II Portfolio	26,017,352.649	14,625,275.650	56.21%	14,602,046.650	99.841%	1,831.000	0.013%	21,398.000	0.146%
Fixed Opportunity Portfolio	18,783,637.824	13,165,331.728	70.09%	13,140,062.728	99.808%	17,706.000	0.134%	7,563.000	0.057%
Fixed Income Portfolio	23,648,239.373	13,401,674.202	56.67%	13,377,818.202	99.822%	2,379.000	0.018%	21,477.000	0.160%
Growth Portfolio	118,023,973.599	65,037,087.341	55.10%	64,684,283.341	99.458%	231,423.000	0.356%	121,381.000	0.187%
Intermediate Municipal Portfolio	54,411,066.778	28,836,295.000	53.00%	28,665,797.000	99.409%	147,226.000	0.511%	23,272.000	0.081%
International Portfolio	115,593,572.263	70,559,996.530	61.04%	70,393,725.530	99.764%	156,623.000	0.222%	9,648.000	0.014%
Short Term Municipal Portfolio	3,132,094.370	1,642,483.000	52.44%	1,594,600.000	97.085%	25,664.000	1.563%	22,219.000	1.353%
Small Cap Portfolio	38,594,798.357	23,899,686.458	61.92%	23,845,388.458	99.773%	47,067.000	0.197%	7,231.000	0.030%
Value Portfolio	58,271,758.578	31,193,580.947	53.53%	31,061,482.947	99.577%	52,804.000	0.169%	79,294.000	0.254%

Total	456,476,493.791	262,361,410.856	57.48%	261,365,204.856	99.620%	682,723.000	0.260%	313,483.000	0.119%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2006 (Unaudited)

Proposal #2:

Fund Name	Record Date Shares	Total Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor	Against	% of Votes Against	Abstain	% of Votes Abstain
Fixed Income II Portfolio	26,017,352.649	14,625,275.650	56.21%	14,603,877.650	99.854%	—	0.000%	21,398.000	0.146%
Fixed Opportunity Portfolio	18,783,637.824	13,165,331.728	70.09%	13,151,449.728	99.895%	6,319.000	0.048%	7,563.000	0.057%
Fixed Income Portfolio	23,648,239.373	13,401,674.202	56.67%	13,374,107.202	99.794%	6,090.000	0.045%	21,477.000	0.160%
Growth Portfolio	118,023,973.599	65,037,087.341	55.10%	64,713,213.341	99.502%	202,493.000	0.311%	121,381.000	0.187%
Intermediate Municipal Portfolio	54,411,066.778	28,836,295.000	53.00%	28,813,023.000	99.919%	—	0.000%	23,272.000	0.081%
International Portfolio	115,593,572.263	70,559,996.530	61.04%	70,363,992.530	99.722%	186,356.000	0.264%	9,648.000	0.014%
Short Term Municipal Portfolio	3,132,094.370	1,642,483.000	52.44%	1,620,264.000	98.647%	—	0.000%	22,219.000	1.353%
Small Cap Portfolio	38,594,798.357	23,899,686.458	61.92%	23,825,383.458	99.689%	67,072.000	0.281%	7,231.000	0.030%
Value Portfolio	58,271,758.578	31,193,580.947	53.53%	31,042,241.947	99.515%	72,045.000	0.231%	79,294.000	0.254%

Total	456,476,493.791	262,361,410.856	57.48%	261,507,552.856	99.675%	540,375.000	0.206%	313,483.000	0.119%

3.    EXPENSE EXAMPLE.    As a shareholder of the Hirtle Callaghan Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Hirtle Callaghan Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.

Actual Expenses.    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes.    The table below provides information about hypothetical account values and hypothetical expenses based on each Hirtle Callaghan Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, July 1, 2006	Ending Account Value, December 31, 2006	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Equity Portfolio	Actual	$1,000	$1,066	$2.24	0.43%
	Hypothetical[1]	$1,000	$1,023	$2.19	0.43%
Growth Equity Portfolio	Actual	$1,000	$1,045	$1.65	0.32%
	Hypothetical[1]	$1,000	$1,024	$1.63	0.32%
Small Capitalization Equity Portfolio	Actual	$1,000	$1,024	$3.21	0.63%
	Hypothetical[1]	$1,000	$1,022	$3.21	0.63%
International Equity Portfolio	Actual	$1,000	$1,062	$3.33	0.64%
	Hypothetical[1]	$1,000	$1,022	$3.26	0.64%
Fixed Income Portfolio	Actual	$1,000	$1,024	$1.79	0.35%
	Hypothetical[1]	$1,000	$1,023	$1.79	0.35%
Fixed Income II Portfolio	Actual	$1,000	$1,020	$1.94	0.38%
	Hypothetical[1]	$1,000	$1,023	$1.94	0.38%
Fixed Opportunity Portfolio	Actual	$1,000	$1,035	$3.28	0.64%
	Hypothetical[1]	$1,000	$1,022	$3.26	0.64%
Short Term Municipal Bond Portfolio	Actual	$1,000	$1,010	$1.57	0.31%
	Hypothetical[1]	$1,000	$1,024	$1.58	0.31%
Intermediate Term Municipal Bond Portfolio	Actual	$1,000	$1,018	$1.78	0.35%
	Hypothetical[1]	$1,000	$1,023	$1.79	0.35%

[1]	Represents the hypothetical 5% annual return before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2006 (Unaudited)

4.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION; ACCESS TO QUARTERLY HOLDINGS

The following tables reflect the percentage of the net assets of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Equity Portfolio

Security Allocation	Percentage of Market Value
Consumer Discretionary	8.3%
Consumer Staples	9.8%
Energy	12.9%
Financials	28.7%
Healthcare	8.4%
Industrials	10.0%
Information Technology	6.9%
Materials	5.2%
Telecommunication Services	5.1%
Utilities	4.7%

Total	100.00%

Growth Equity Portfolio

Security Allocation	Percentage of Market Value
Consumer Discretionary	15.0%
Consumer Staples	11.7%
Energy	2.4%
Financials	10.6%
Healthcare	19.7%
Industrials	10.1%
Information Technology	27.9%
Materials	1.4%
Telecommunication Services	0.6%
Utilities	0.6%

Total	100.00%

Small Capitalization Equity Portfolio

Security Allocation	Percentage of Market Value
Consumer Discretionary	12.2%
Consumer Staples	1.6%
Energy	7.0%
Financials	14.1%
Healthcare	14.1%
Industrials	19.7%
Information Technology	22.5%
Materials	6.0%
Telecommunication Services	1.4%
Utilities	1.4%

Total	100.00%

International Equity Portfolio

Security Allocation	Percentage of Market Value
Consumer Discretionary	11.5%
Consumer Staples	7.8%
Energy	6.4%
Financials	30.2%
Healthcare	6.5%
Industrials	11.3%
Information Technology	6.9%
Materials	6.6%
Telecommunication Services	8.5%
Utilities	4.3%

Total	100.00%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2006 (Unaudited)

Fixed Income Portfolio

Security Allocation	Percentage of Market Value
U.S. Treasury	11.7%
Agency	0.1%
Mortgages	54.4%
Corporates	19.3%
Asset Backed	6.4%
Taxable Municipal	5.5%
Cash/Other	2.6%

Total	100.00%

Fixed Income II Portfolio

Security Allocation	Percentage of Market Value
U.S. Treasury	4.2%
Agency	0.9%
Mortgages	65.1%
Corporates	19.3%
Taxable Municipal	0.3%
Asset-Backed	8.9%
Cash/Other	1.3%

Total	100.00%

Fixed Income Opportunity Portfolio

Security Allocation	Percentage of Market Value
Broadcasting	5.7%
Cable System Operators	17.2%
Chemicals	5.8%
Consumer Products	1.7%
Defense Technology	5.7%
Energy	14.9%
Food & Drug Retailing	2.4%
Health Care & Life Sciences	12.2%
Media	8.3%
Natural Resources	1.3%
Paper & Forest Products	12.6%
U.S. Treasuries	3.2%
Wireless Services	1.4%
Power Generation	4.8%
Cash/Other	2.8%

Total	100.00%

Short Term Municipal Bond Portfolio

Security Allocation	Percentage of Market Value
Arizona	10.24%
Florida	4.37%
Hawaii	3.33%
Illinois	17.71%
Indiana	3.46%
Iowa	5.75%
Kentucky	5.21%
Massachusetts	3.88%
Michigan	4.02%
Missouri	3.30%
Nevada	6.67%
New Mexico	3.31%
Ohio	3.29%
Oklahoma	3.36%
Pennsylvania	3.32%
Texas	16.58%
Other	2.20%

Total	100.00%

Intermediate Term Municipal Bond Portfolio

Security Allocation	Percentage of Market Value
Alabama	0.36%
Alaska	1.75%
Arizona	3.17%
Arkansas	1.29%
California	2.96%
Colorado	1.36%
Connecticut	0.14%
Delaware	0.53%
District of Columbia	1.73%
Florida	2.83%
Georgia	0.94%
Hawaii	0.17%
Idaho	0.66%
Illinois	9.67%
Indiana	2.22%
Iowa	1.35%
Kansas	0.04%
Kentucky	1.09%
Louisiana	2.06%
Maine	0.05%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2006 (Unaudited)

Security Allocation	Percentage of Market Value
Maryland	2.68%
Massachusetts	3.28%
Michigan	2.46%
Minnesota	0.24%
Mississippi	0.45%
Missouri	1.18%
Montana	0.24%
Nebraska	1.05%
Nevada	0.18%
New Hampshire	0.53%
New Jersey	5.65%
New Mexico	0.27%
New York	7.06%
North Carolina	0.59%
North Dakota	0.76%
Ohio	0.97%
Oklahoma	1.66%
Oregon	0.02%
Pennsylvania	11.05%
Puerto Rico	0.05%
Rhode Island	0.48%
South Carolina	0.43%
Tennessee	1.01%
Texas	4.58%
Utah	0.48%
Vermont	0.05%
Virginia	0.20%
Washington	1.71%
West Virginia	1.24%
Wisconsin	1.86%
Other	13.22%

Total	100.00%

6.     BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

During the six-month period covered by this report, the Trust’s Board of Trustees (“Board”) approved certain of those agreements pursuant to which the Trust’s Portfolios are provided with investment advisory services. These agreements (collectively, the “Advisory Contracts”) include the portfolio management agreement (the “BlackRock Agreement”) with BlackRock Financial Management, Inc. relating to the Fixed Income II Portfolio and a portfolio management agreement (the “Seix Agreement”) with Seix Advisors (“Seix”) relating to the Fixed Income Opportunity Portfolio. In accordance with regulations promulgated by the Securities and Exchange Commission, a summary of the material factors taken into consideration by the Board in approving the Advisory Contracts has been prepared, which summary includes the Board’s conclusions with respect to these factors.

Overall, the Board concluded that approval of the Advisory Contracts would be in the best interests of the Trust and its shareholders, as well as consistent with the expectations of the shareholders of the each of the affected Portfolios. In

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2006 (Unaudited)

reaching its conclusions, the Board did not rely upon any single factor but considered the specific circumstances of the Trust, including the fact that the Trust is designed primarily to serve as a vehicle through which Hirtle Callaghan implements certain asset allocation strategies on behalf of it investment advisory clients; that shares of the Trust are generally available only to such clients; and that Hirtle Callaghan recommended implementation of the Advisory Contracts.

The BlackRock Agreement.    In connection with its consideration of the BlackRock Agreement, the Board was aware of the fact that review of the agreement was occasioned as a result of a transaction between BlackRock, Inc., and Merrill Lynch & Co., Inc.; that BlackRock Financial Management, Inc. is an affiliate of the organization that had provided investment advisory services to the Portfolio since 2001; and that those individuals (“BR Portfolio Management Team”) responsible for the management of the Portfolio since 2001, would be employed by BlackRock Financial Management, Inc. and would continue to serve the Portfolio under the Agreement. During its consideration of this agreement, the Board had before it information to the effect that BlackRock Financial Management, Inc. would be responsible only for day-to-day investment decisions, would not participate in the administration or distribution of shares of the Fixed Income II Portfolio and would receive only limited benefits from their association with the Trust other than the fee payable under the BlackRock Agreement. In connection with the Board’s deliberations, the Board requested and received detailed information from BlackRock Financial Management, Inc. about its business and operations. The Board was also informed with respect to the performance achieved for the Fixed Income II Portfolio by BlackRock Financial Management, Inc. and its predecessor since 2001.

The Board considered the nature and quality (including performance) of the services expected to be provided by BlackRock. The Board also considered a range of information of the type it had considered in connection with its last approval of the continuation of the prior agreement with BlackRock Advisors, particularly with respect to the experience and professional background of the BR Portfolio Management Team. The Board concluded that the performance of the Portfolio has been satisfactory and approval of the BlackRock Agreement was merited. In reaching its conclusion to approve the BlackRock Agreement, the Board did not rely upon any single factor, but on the specific circumstances of the Trust and the Portfolio, including the importance of Hirtle Callaghan’s recommendations and its view with respect to the future ability of BlackRock Financial Management, Inc. to achieve the investment objectives of the Portfolio. The Board also determined that the rate at which BlackRock Financial Management, Inc. would be compensated for its services under the BlackRock Agreement is reasonable. In reaching this conclusion, the Board was informed with respect to the fees paid by other institutional accounts (including mutual funds) to which BlackRock Financial Management, Inc. expected to provide investment advisory services following the transaction with Merrill Lynch, and other relevant factors. The Board noted that BlackRock Financial Management, Inc.’s compensation was arrived upon as a result of arms-length negotiations conducted by the officers of the Trust and Hirtle Callaghan.

The Seix Agreement.    In connection with its approval of the Seix Agreement, the Board was aware of the fact that review of the Seix Agreement was occasioned by the termination of the portfolio management agreement with a prior Specialist Manger that served the Fixed Income Opportunity Portfolio between 2002 and 2006, in part due to changes in such manager’s investment personnel.

During the course of its deliberations with respect to the Seix agreement, the Board considered the nature and quality of the services expected to be provided by Seix, including information received from Hirtle Callaghan and Seix with respect to Seix’s commitment to implementing a consistent investment program, the performance achieved for other clients (including mutual funds) in the past, and information relating to compliance programs and back office systems implemented by Seix. The Board also considered a range of information with respect to the experience and professional backgrounds of the members of the Seix portfolio management team. In reaching its conclusion to approve the Seix Agreement, the Board did not rely upon any single factor, but on the specific circumstances of the Trust and the

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2006 (Unaudited)

Portfolio, including the importance of Hirtle Callaghan’s recommendations and its view with respect Seix’s ability to achieve the investment objectives of the Fixed Income Opportunity Portfolio and to ensure continuity in its investment strategy.

The Board also determined that the rate at which Seix would be compensated for its services under the Seix Agreement was reasonable. In reaching this conclusion, the Board was informed with respect to the rates paid by other similar accounts to which Seix provides investment advisory services, as well as other relevant factors. The Board did not specifically rely upon such comparisons, but considered the fact that the advisory fees paid by the Fixed Income Opportunity Portfolio under the Prior Agreement would not increase under the Seix Agreement and may decrease as a result of economies of scale realized by Seix, as well as the fact that the rate at which Seix was to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and Hirtle Callaghan.

The Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

JONATHAN J. HIRTLE*

ROSS H. GOODMAN

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Sponsor	Counsel
Hirtle Callaghan & Co., Inc. Five Tower Bridge 300 Barr Harbor Drive, Suite 500 West Conshohocken, Pennsylvania 19428	Drinker Biddle & Reath LLP One Logan Square—18th & Cherry Streets Philadelphia, Pennsylvania 19103-6996

Administrator and Distributor	Independent Registered Public Accounting Firm
BISYS Fund Services 3435 Stelzer Road Columbus, Ohio 43219	PricewaterhouseCoopers LLP 100 East Broad Street Suite 2100 Columbus, Ohio 43215

Custodian
State Street Bank and Trust Company Two World Financial Center 225 Liberty Street New York, New York 10281

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/07

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Hirtle Callaghan Trust

By (Signature and Title)*	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date	February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert J. Zion
Robert J. Zion, Principal Financial Officer

Date	February 28, 2007

By (Signature and Title)*	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date	February 28, 2007

*	Print the name and title of each signing officer under his or her signature.